THE DIRECTOR SOLUTION OUTLOOK
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)         [Hartford Life Logo]
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This prospectus describes information you should know before you purchase The
Director Solution Outlook variable annuity. Please read it carefully.

The Director Solution Outlook variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH FOCUS FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth Focus Fund of Merrill Lynch Variable Series Funds, Inc.

- MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND SUB-ACCOUNT (formerly Mercury V.I. U.S. Large Cap Fund Sub-Account) which purchases Class A shares of Merrill Lynch Large Cap Growth Focus Fund (formerly Mercury V.I. U.S. Large Cap Fund) of Mercury V.I. Funds, Inc. (formerly Mercury Asset Management V.I. Funds, Inc.)

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT (formerly Hartford International Advisers HLS Fund Sub-Account) which purchases Class IB shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IBshares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund, Inc. (Effective at the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IBshares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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PROSPECTUS DATED: MARCH 1, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: MARCH 1, 2002

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
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
DEFINITIONS                                                                   4
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FEE TABLE                                                                     6
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HIGHLIGHTS                                                                   13
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GENERAL CONTRACT INFORMATION                                                 14
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  Hartford Life and Annuity Insurance Company                                14
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  The Separate Account                                                       14
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  The Funds                                                                  15
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PERFORMANCE RELATED INFORMATION                                              17
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THE FIXED ACCUMULATION FEATURE                                               18
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THE CONTRACT                                                                 19
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  Purchases and Contract Value                                               19
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  Charges and Fees                                                           21
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  Death Benefit                                                              23
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  Surrenders                                                                 26
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ANNUITY PAYOUTS                                                              27
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OTHER PROGRAMS AVAILABLE                                                     30
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OTHER INFORMATION                                                            30
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  Legal Matters                                                              31
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  More Information                                                           31
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FEDERAL TAX CONSIDERATIONS                                                   31
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           40
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APPENDIX III -- ACCUMULATION UNIT VALUES                                     43
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

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      6%
---------------------------------------------------------
    Second Year                                         5%
---------------------------------------------------------
    Third Year                                          4%
---------------------------------------------------------
    Fourth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.45%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.45%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all Optional Charges                            1.80%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT        AND/OR         OTHER    OPERATING
                                   FEES     SERVICING FEES (1)  EXPENSES   EXPENSES
------------------------------------------------------------------------------------
Merrill Lynch Global Growth
  Focus Fund                      0.75%            N/A           0.13%      0.88%
------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth
  Focus Fund (formerly Mercury
  V.I. U.S. Large Cap Fund (2)    0.65%            N/A           0.50%      1.15%
------------------------------------------------------------------------------------
Hartford Advisers HLS Fund        0.63%           0.18%          0.03%      0.84%
------------------------------------------------------------------------------------
Hartford Bond HLS Fund            0.48%           0.18%          0.03%      0.69%
------------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                        0.63%           0.18%          0.05%      0.86%
------------------------------------------------------------------------------------
Hartford Dividend and Growth
  HLS Fund                        0.65%           0.18%          0.03%      0.86%
------------------------------------------------------------------------------------
Hartford Focus HLS Fund (3)       0.85%           0.18%          0.10%      1.13%
------------------------------------------------------------------------------------
Hartford Global Advisers HLS
  Fund (formerly Hartford
  International Advisers HLS
  Fund)                           0.76%           0.18%          0.10%      1.04%
------------------------------------------------------------------------------------
Hartford Global Communications
  HLS Fund                        0.85%           0.18%          0.07%      1.10%
------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund               0.85%           0.18%          0.08%      1.11%
------------------------------------------------------------------------------------
Hartford Global Health HLS
  Fund                            0.85%           0.18%          0.04%      1.07%
------------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                            0.74%           0.18%          0.07%      0.99%
------------------------------------------------------------------------------------
Hartford Global Technology HLS
  Fund                            0.85%           0.18%          0.04%      1.07%
------------------------------------------------------------------------------------
Hartford Growth and Income HLS
  Fund                            0.75%           0.18%          0.04%      0.97%
------------------------------------------------------------------------------------
Hartford High Yield HLS Fund      0.77%           0.18%          0.04%      0.99%
------------------------------------------------------------------------------------
Hartford Index HLS Fund           0.40%           0.18%          0.03%      0.61%
------------------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (3)       0.85%           0.18%          0.15%      1.18%
------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund          0.70%           0.18%          0.11%      0.99%
------------------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (3)            0.85%           0.18%          0.15%      1.18%
------------------------------------------------------------------------------------
Hartford MidCap HLS Fund (4)      0.67%           0.18%          0.03%      0.88%
------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund
  (3)                             0.83%           0.18%          0.07%      1.08%
------------------------------------------------------------------------------------
Hartford Money Market HLS Fund    0.45%           0.18%          0.03%      0.66%
------------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                        0.45%           0.18%          0.03%      0.66%
------------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                            0.72%           0.18%          0.04%      0.94%
------------------------------------------------------------------------------------
Hartford Stock HLS Fund           0.46%           0.18%          0.03%      0.67%
------------------------------------------------------------------------------------
Hartford Value HLS Fund (3)       0.83%           0.18%          0.07%      1.08%
------------------------------------------------------------------------------------

(1) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2002. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund -- 0.91%; Hartford Bond HLS Fund -- 0.76%; Hartford Capital Appreciation HLS Fund -- 0.93%; Hartford Dividend and Growth HLS Fund -- 0.93%; Hartford Focus HLS Fund -- 1.20%; Hartford Global Advisers HLS Fund -- 1.11%; Hartford Global Communications HLS Fund -- 1.17%; Hartford Global Financial Services HLS Fund -- 1.18%; Hartford Global Health HLS Fund -- 1.14%; Hartford Global Leaders HLS Fund -- 1.06%; Hartford Global Technology HLS Fund -- 1.14%; Hartford Growth and Income HLS Fund -- 1.04%; Hartford High Yield HLS
    Fund -- 1.06%; Hartford Index HLS Fund -- 0.68%; Hartford International Capital Appreciation HLS Fund -- 1.25%; Hartford International Opportunities HLS Fund -- 1.06%; Hartford International Small Company HLS Fund -- 1.25%; Hartford MidCap HLS Fund -- 0.95%; Hartford MidCap Value HLS Fund -- 1.15%; Hartford Money Market HLS Fund -- 0.73%;

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    Hartford Mortgage Securities HLS Fund -- 0.73%; Hartford Small Company HLS
    Fund -- 1.01%; Hartford Stock HLS Fund -- 0.74%; Hartford Value HLS Fund -- 1.15%.

(2) Including voluntary reductions and reimbursements, Total Annual Fund Operating Expenses are as follows:

                                                                  TOTAL ANNUAL
                                                                      FUND
                                                        OTHER      OPERATING
                                     MANAGEMENT FEES   EXPENSES     EXPENSES
------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth
  Focus Fund
  (formerly Mercury V.I. U.S. Large
  Cap Fund)                                 0.65%       0.14%         0.79%
------------------------------------------------------------------------------

(3) Hartford Focus HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(4) Effective at the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value.

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                            If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL
  GROWTH FOCUS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $80     $115     $130      $277     $24     $ 75     $129      $276
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $81     $119     $137      $292     $25     $ 80     $136      $291
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $82     $121     $140      $297     $26     $ 81     $139      $296
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $83     $125     $147      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP
  GROWTH FOCUS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $83     $123     $143      $304     $27     $ 83     $143      $303
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $84     $127     $151      $319     $28     $ 88     $150      $318
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $85     $129     $154      $323     $29     $ 89     $153      $323
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $86     $133     $161      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS
  FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $79     $114     $128      $273     $23     $ 74     $127      $272
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $81     $118     $135      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $81     $120     $138      $293     $26     $ 80     $137      $292
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $83     $124     $145      $308     $27     $ 85     $145      $307
-------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $78     $109     $120      $257     $22     $ 69     $119      $256
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $79     $114     $128      $273     $23     $ 74     $127      $272
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $80     $115     $130      $278     $24     $ 75     $129      $277
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $81     $120     $138      $293     $26     $ 80     $137      $292
-------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
  APPRECIATION HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $80     $114     $129      $275     $24     $ 74     $128      $274
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $81     $119     $136      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $82     $120     $139      $295     $26     $ 81     $138      $294
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $83     $125     $146      $310     $27     $ 85     $146      $309
-------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND &
  GROWTH HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $80     $114     $129      $275     $24     $ 74     $128      $274
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $81     $119     $136      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $82     $120     $139      $295     $26     $ 81     $138      $294
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $83     $125     $146      $310     $27     $ 85     $146      $309
-------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $82     $122     $142      $302     $26     $ 83     $142      $301
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $84     $127     $150      $317     $28     $ 87     $149      $316
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $84     $128     $153      $322     $28     $ 89     $152      $321
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $86     $133     $160      $336     $30     $ 93     $159      $335
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS
  HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $81     $120     $138      $293     $26     $ 80     $137      $292
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $83     $124     $145      $308     $27     $ 85     $145      $307
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $84     $126     $148      $313     $28     $ 86     $147      $312
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $85     $130     $156      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------

                            If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------
MERRILL LYNCH GLOBAL
  GROWTH FOCUS FUND
-------------------------
  Without any optional
    benefits                 $25       $ 76       $130       $277
-------------------------
  With Optional Death
    Benefit                  $26       $ 80       $137       $292
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $27       $ 82       $140       $297
-------------------------
  With both optional
    benefits                 $28       $ 87       $147       $312
-------------------------
MERRILL LYNCH LARGE CAP
  GROWTH FOCUS FUND
-------------------------
  Without any optional
    benefits                 $27       $ 84       $143       $304
-------------------------
  With Optional Death
    Benefit                  $29       $ 89       $151       $319
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $29       $ 90       $154       $323
-------------------------
  With both optional
    benefits                 $31       $ 95       $161       $338
-------------------------
HARTFORD ADVISERS HLS
  FUND
-------------------------
  Without any optional
    benefits                 $24       $ 75       $128       $273
-------------------------
  With Optional Death
    Benefit                  $26       $ 79       $135       $288
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $26       $ 81       $138       $293
-------------------------
  With both optional
    benefits                 $28       $ 85       $145       $308
-------------------------
HARTFORD BOND HLS FUND
-------------------------
  Without any optional
    benefits                 $23       $ 70       $120       $257
-------------------------
  With Optional Death
    Benefit                  $24       $ 75       $128       $273
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $25       $ 76       $130       $278
-------------------------
  With both optional
    benefits                 $26       $ 81       $138       $293
-------------------------
HARTFORD CAPITAL
  APPRECIATION HLS FUND
-------------------------
  Without any optional
    benefits                 $24       $ 75       $129       $275
-------------------------
  With Optional Death
    Benefit                  $26       $ 80       $136       $290
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $26       $ 81       $139       $295
-------------------------
  With both optional
    benefits                 $28       $ 86       $146       $310
-------------------------
HARTFORD DIVIDEND &
  GROWTH HLS FUND
-------------------------
  Without any optional
    benefits                 $24       $ 75       $129       $275
-------------------------
  With Optional Death
    Benefit                  $26       $ 80       $136       $290
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $26       $ 81       $139       $295
-------------------------
  With both optional
    benefits                 $28       $ 86       $146       $310
-------------------------
HARTFORD FOCUS HLS FUND
-------------------------
  Without any optional
    benefits                 $27       $ 84       $142       $302
-------------------------
  With Optional Death
    Benefit                  $29       $ 88       $150       $317
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $29       $ 90       $153       $322
-------------------------
  With both optional
    benefits                 $31       $ 94       $160       $336
-------------------------
HARTFORD GLOBAL ADVISERS
  HLS FUND
-------------------------
  Without any optional
    benefits                 $26       $ 81       $138       $293
-------------------------
  With Optional Death
    Benefit                  $28       $ 85       $145       $308
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $28       $ 87       $148       $313
-------------------------
  With both optional
    benefits                 $30       $ 91       $156       $327
-------------------------

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                            If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL
  COMMUNICATIONS HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $82     $121     $141      $299     $26     $ 82     $140      $298
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $84     $126     $148      $314     $28     $ 86     $148      $313
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $84     $127     $151      $319     $28     $ 88     $150      $318
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $86     $132     $159      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL
  SERVICES HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $82     $122     $141      $300     $26     $ 82     $141      $299
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $84     $126     $149      $315     $28     $ 87     $148      $314
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $84     $128     $152      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $86     $132     $159      $334     $30     $ 93     $158      $333
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH
  HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $82     $120     $139      $296     $26     $ 81     $139      $295
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $83     $125     $147      $311     $27     $ 85     $146      $310
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $84     $126     $149      $316     $28     $ 87     $149      $315
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $85     $131     $157      $330     $29     $ 92     $156      $329
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS
  HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $81     $118     $135      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $83     $123     $143      $303     $27     $ 83     $142      $302
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $83     $124     $145      $308     $27     $ 85     $145      $307
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $85     $128     $153      $322     $29     $ 89     $152      $322
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL
  TECHNOLOGY HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $82     $120     $139      $296     $26     $ 81     $139      $295
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $83     $125     $147      $311     $27     $ 85     $146      $310
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $84     $126     $149      $316     $28     $ 87     $149      $315
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $85     $131     $157      $330     $29     $ 92     $156      $329
-------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND
  INCOME HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $81     $117     $134      $286     $25     $ 78     $133      $285
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $82     $122     $142      $301     $26     $ 82     $141      $300
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $83     $123     $144      $306     $27     $ 84     $144      $305
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $84     $128     $152      $321     $28     $ 89     $151      $320
-------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS
  FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $81     $118     $135      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $83     $123     $143      $303     $27     $ 83     $142      $302
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $83     $124     $145      $308     $27     $ 85     $145      $307
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $85     $128     $153      $322     $29     $ 89     $152      $322
-------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $77     $107     $116      $249     $21     $ 67     $115      $248
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $79     $111     $123      $264     $23     $ 71     $123      $263
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $79     $113     $126      $269     $23     $ 73     $125      $268
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $81     $117     $134      $285     $25     $ 77     $133      $284
-------------------------------------------------------------------------------------------------

                            If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------
HARTFORD GLOBAL
  COMMUNICATIONS HLS FUND
-------------------------
  Without any optional
    benefits                 $27       $ 83       $141       $299
-------------------------
  With Optional Death
    Benefit                  $28       $ 87       $148       $314
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $29       $ 89       $151       $319
-------------------------
  With both optional
    benefits                 $30       $ 93       $159       $333
-------------------------
HARTFORD GLOBAL FINANCIAL
  SERVICES HLS FUND
-------------------------
  Without any optional
    benefits                 $27       $ 83       $141       $300
-------------------------
  With Optional Death
    Benefit                  $29       $ 87       $149       $315
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $29       $ 89       $152       $320
-------------------------
  With both optional
    benefits                 $31       $ 94       $159       $334
-------------------------
HARTFORD GLOBAL HEALTH
  HLS FUND
-------------------------
  Without any optional
    benefits                 $27       $ 82       $139       $296
-------------------------
  With Optional Death
    Benefit                  $28       $ 86       $147       $311
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $29       $ 88       $149       $316
-------------------------
  With both optional
    benefits                 $30       $ 92       $157       $330
-------------------------
HARTFORD GLOBAL LEADERS
  HLS FUND
-------------------------
  Without any optional
    benefits                 $26       $ 79       $135       $288
-------------------------
  With Optional Death
    Benefit                  $27       $ 84       $143       $303
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $28       $ 85       $145       $308
-------------------------
  With both optional
    benefits                 $29       $ 90       $153       $322
-------------------------
HARTFORD GLOBAL
  TECHNOLOGY HLS FUND
-------------------------
  Without any optional
    benefits                 $27       $ 82       $139       $296
-------------------------
  With Optional Death
    Benefit                  $28       $ 86       $147       $311
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $29       $ 88       $149       $316
-------------------------
  With both optional
    benefits                 $30       $ 92       $157       $330
-------------------------
HARTFORD GROWTH AND
  INCOME HLS FUND
-------------------------
  Without any optional
    benefits                 $26       $ 79       $134       $286
-------------------------
  With Optional Death
    Benefit                  $27       $ 83       $142       $301
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $28       $ 85       $144       $306
-------------------------
  With both optional
    benefits                 $29       $ 89       $152       $321
-------------------------
HARTFORD HIGH YIELD HLS
  FUND
-------------------------
  Without any optional
    benefits                 $26       $ 79       $135       $288
-------------------------
  With Optional Death
    Benefit                  $27       $ 84       $143       $303
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $28       $ 85       $145       $308
-------------------------
  With both optional
    benefits                 $29       $ 90       $153       $322
-------------------------
HARTFORD INDEX HLS FUND
-------------------------
  Without any optional
    benefits                 $22       $ 68       $116       $249
-------------------------
  With Optional Death
    Benefit                  $23       $ 72       $123       $264
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $24       $ 74       $126       $269
-------------------------
  With both optional
    benefits                 $25       $ 78       $134       $285
-------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                            If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  CAPITAL APPRECIATION
  HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $83     $124     $145      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $84     $128     $153      $322     $28     $ 89     $152      $321
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $85     $130     $155      $326     $29     $ 90     $154      $325
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $87     $134     $163      $341     $31     $ 95     $162      $340
-------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $81     $118     $135      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $83     $123     $143      $303     $27     $ 83     $142      $302
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $83     $124     $145      $308     $27     $ 85     $145      $307
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $85     $128     $153      $322     $29     $ 89     $152      $322
-------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  SMALL COMPANY HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $83     $124     $145      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $84     $128     $153      $322     $28     $ 89     $152      $321
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $85     $130     $155      $326     $29     $ 90     $154      $325
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $87     $134     $163      $341     $31     $ 95     $162      $340
-------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $80     $115     $130      $277     $24     $ 75     $129      $276
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $81     $119     $137      $292     $25     $ 80     $136      $291
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $82     $121     $140      $297     $26     $ 81     $139      $296
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $83     $125     $147      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS
  FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $82     $121     $140      $297     $26     $ 81     $139      $296
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $83     $125     $147      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $84     $127     $150      $317     $28     $ 87     $149      $316
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $85     $131     $158      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
  FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $78     $108     $118      $254     $22     $ 68     $117      $253
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $79     $113     $126      $269     $23     $ 73     $125      $268
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $80     $114     $129      $275     $24     $ 74     $128      $274
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $81     $119     $136      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE
  SECURITIES HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $78     $108     $118      $254     $22     $ 68     $117      $253
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $79     $113     $126      $269     $23     $ 73     $125      $268
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $80     $114     $129      $275     $24     $ 74     $128      $274
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $81     $119     $136      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY
  HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $80     $117     $133      $283     $24     $ 77     $132      $282
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $82     $121     $140      $298     $26     $ 81     $140      $297
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $83     $123     $143      $303     $27     $ 83     $142      $302
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $84     $127     $151      $318     $28     $ 88     $150      $317
-------------------------------------------------------------------------------------------------

                            If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------
HARTFORD INTERNATIONAL
  CAPITAL APPRECIATION
  HLS FUND
-------------------------
  Without any optional
    benefits                 $28       $ 85       $145       $307
-------------------------
  With Optional Death
    Benefit                  $29       $ 90       $153       $322
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $30       $ 91       $155       $326
-------------------------
  With both optional
    benefits                 $31       $ 96       $163       $341
-------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
-------------------------
  Without any optional
    benefits                 $26       $ 79       $135       $288
-------------------------
  With Optional Death
    Benefit                  $27       $ 84       $143       $303
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $28       $ 85       $145       $308
-------------------------
  With both optional
    benefits                 $29       $ 90       $153       $322
-------------------------
HARTFORD INTERNATIONAL
  SMALL COMPANY HLS FUND
-------------------------
  Without any optional
    benefits                 $28       $ 85       $145       $307
-------------------------
  With Optional Death
    Benefit                  $29       $ 90       $153       $322
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $30       $ 91       $155       $326
-------------------------
  With both optional
    benefits                 $31       $ 96       $163       $341
-------------------------
HARTFORD MIDCAP HLS FUND
-------------------------
  Without any optional
    benefits                 $25       $ 76       $130       $277
-------------------------
  With Optional Death
    Benefit                  $26       $ 80       $137       $292
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $27       $ 82       $140       $297
-------------------------
  With both optional
    benefits                 $28       $ 87       $147       $312
-------------------------
HARTFORD MIDCAP VALUE HLS
  FUND
-------------------------
  Without any optional
    benefits                 $27       $ 82       $140       $297
-------------------------
  With Optional Death
    Benefit                  $28       $ 87       $147       $312
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $29       $ 88       $150       $317
-------------------------
  With both optional
    benefits                 $30       $ 93       $158       $331
-------------------------
HARTFORD MONEY MARKET HLS
  FUND
-------------------------
  Without any optional
    benefits                 $22       $ 69       $118       $254
-------------------------
  With Optional Death
    Benefit                  $24       $ 74       $126       $269
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $24       $ 75       $129       $275
-------------------------
  With both optional
    benefits                 $26       $ 80       $136       $290
-------------------------
HARTFORD MORTGAGE
  SECURITIES HLS FUND
-------------------------
  Without any optional
    benefits                 $22       $ 69       $118       $254
-------------------------
  With Optional Death
    Benefit                  $24       $ 74       $126       $269
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $24       $ 75       $129       $275
-------------------------
  With both optional
    benefits                 $26       $ 80       $136       $290
-------------------------
HARTFORD SMALL COMPANY
  HLS FUND
-------------------------
  Without any optional
    benefits                 $25       $ 78       $133       $283
-------------------------
  With Optional Death
    Benefit                  $27       $ 82       $140       $298
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $27       $ 84       $143       $303
-------------------------
  With both optional
    benefits                 $29       $ 88       $151       $318
-------------------------

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                            If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $78     $109     $119      $255     $22     $ 69     $118      $254
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $79     $113     $127      $270     $23     $ 73     $126      $270
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $80     $115     $129      $276     $24     $ 75     $128      $275
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $81     $119     $137      $291     $25     $ 79     $136      $290
-------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
-------------------------------------------------------------------------------------------------
  Without any optional
    benefits                $82     $121     $140      $297     $26     $ 81     $139      $296
-------------------------------------------------------------------------------------------------
  With Optional Death
    Benefit                 $83     $125     $147      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------
  With Earnings
    Protection Benefit
    Benefit                 $84     $127     $150      $317     $28     $ 87     $149      $316
-------------------------------------------------------------------------------------------------
  With both optional
    benefits                $85     $131     $158      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------

                            If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------
HARTFORD STOCK HLS FUND
-------------------------
  Without any optional
    benefits                 $22       $ 69       $119       $255
-------------------------
  With Optional Death
    Benefit                  $24       $ 74       $127       $270
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $25       $ 76       $129       $276
-------------------------
  With both optional
    benefits                 $26       $ 80       $137       $291
-------------------------
HARTFORD VALUE HLS FUND
-------------------------
  Without any optional
    benefits                 $27       $ 82       $140       $297
-------------------------
  With Optional Death
    Benefit                  $28       $ 87       $147       $312
-------------------------
  With Earnings
    Protection Benefit
    Benefit                  $29       $ 88       $150       $317
-------------------------
  With both optional
    benefits                 $30       $ 93       $158       $331
-------------------------

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        6%
-----------------------------------------
      2                        5%
-----------------------------------------
      3                        4%
-----------------------------------------
  4 or more                    0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount.

X Premium Payments or earnings that have been in your Contract for more than three years.

X  Distributions made due to death.

X  Most payments we made to you as part of your Annuity Payout.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar
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14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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amount of any partial Surrenders since that anniversary. The Maximum Anniversary
Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  the Contract Value of your Contract;

-  your Maximum Anniversary Value; or

- your Interest Accumulation Value on the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in the states of Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            4/1/00        A+   Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                        8/1/00       AA    Insurer financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   12/1/00       AA+   Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Merrill Lynch Large Cap Growth Focus Fund (formerly Mercury V.I. U.S. Large Cap
Fund), a series of Mercury V.I. Funds, Inc. (formerly Mercury Asset Management V.I. Funds, Inc.), a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is managed by Fund Asset Management, L.P., an affiliate of Merrill Lynch Investment Managers International Limited (formerly Mercury Asset Management International Ltd.)

Merrill Lynch Global Growth Focus Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Investment Managers, L.P. (formerly Merrill Lynch Asset Management, L. P.), an indirect wholly-owned subsidiary of Merrill Lynch & Co.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH FOCUS FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND (formerly Mercury V.I. U.S. Large Cap
Fund) -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of large capitalization equity securities of companies located in the U.S. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to have good prospects for earnings growth.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of
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16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND (formerly Hartford International Advisers HLS
Fund) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Effective at the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- WE RESERVE THE RIGHT, SUBJECT TO ANY APPLICABLE LAW, TO MAKE CERTAIN CHANGES TO THE FUNDS OFFERED UNDER YOUR CONTRACT. WE MAY, IN OUR SOLE DISCRETION, ESTABLISH NEW FUNDS. NEW FUNDS WILL BE MADE AVAILABLE TO EXISTING CONTRACT OWNERS AS WE DETERMINE APPROPRIATE. WE MAY ALSO CLOSE ONE OR MORE FUNDS TO ADDITIONAL PAYMENTS OR TRANSFERS FROM EXISTING SUB-ACCOUNTS.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I Information Regarding Tax-Qualified Retirement Plans," under the section "4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required once your Premium Payments total $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Massachusetts, Premium Payments are accepted until the later of age 67 or the seventh Contract Anniversary. For Contracts issued in Oregon, Premium Payments are accepted for the first seven Contract years only.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore,
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying
Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- THIS CONTRACT IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. ANY INDIVIDUAL OR LEGAL ENTITY THAT INTENDS TO ENGAGE IN INTERNATIONAL ARBITRAGE, UTILIZE MARKET TIMING PRACTICES OR MAKE FREQUENT TRANSFERS TO TAKE ADVANTAGE OF INEFFICIENCIES IN FUND PRICING SHOULD NOT PURCHASE THIS CONTRACT. THESE ABUSIVE OR DISRUPTIVE TRANSFERS CAN HAVE AN ADVERSE IMPACT ON MANAGEMENT OF A FUND, INCREASE FUND EXPENSES AND AFFECT FUND PERFORMANCE.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.
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These transfer limits do not include transfers done through Dollar Cost
Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        6%
-----------------------------------------
      2                        5%
-----------------------------------------
      3                        4%
-----------------------------------------
  4 or more                    0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first three years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
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  (b) facility recognized as a general hospital by the Joint Commission on the
  Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first three Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the third Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than three years and then from Premium Payments invested for less than three years. Only Premium Payments invested for less than three years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we
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reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the date the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added:

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state
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and is not available in Washington. You cannot elect the Earnings Protection
Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities
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-- General Provisions Affecting Purchasers Other Than Qualified Retirement
Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary 's remaining life expectancy. Distributions are calculated based on IRS Life expectancy tables. This option is subject to different limitations and conditions on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spouse Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .               AND . . .                            AND . . .
------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint Contract  The Annuitant is living or deceased
                              Owner
------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint          The Annuitant is living or deceased
                              Contract Owner
------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint          The Annuitant is living or deceased
                              Contract Owner and the Beneficiary
                              predeceases the Contract Owner
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living         There is no named Contingent
                                                                   Annuitant
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living         The Contingent Annuitant is living
------------------------------------------------------------------------------------------------------

IF THE DECEASED IS THE . . .            THEN THE . . .
----------------------------
Contract Owner                Joint Contract Owner receives the
                              Death Benefit.
----------------------------
Contract Owner                Designated Beneficiary receives the
                              Death Benefit.
----------------------------
Contract Owner                Contract Owner's estate receives
                              the Death Benefit.
----------------------------
Annuitant                     The Contract Owner becomes the
                              Contingent Annuitant and the
                              Contract continues.
----------------------------
Annuitant                     Contingent Annuitant becomes the
                              Annuitant, and the Contract
                              continues.
----------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but check with your qualified tax adviser because there could be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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will send your money within seven days of receiving complete instructions.
However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/12, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and
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28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. You can select any number of years between 5 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must

                                                                              29
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The Annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the
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30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your third Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

Effective at the close of the New York Stock Exchange on June 29, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enroll on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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registered with the Securities and Exchange Commission under the Securities
Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this Contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this Contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "The Contract -- How is the value of my Contract calculated before the Annuity Commencement Date?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.
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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN
QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Earnings Protection Benefit or Optional Death Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Earnings Protection Benefit and the Optional Death Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Earnings Protection Benefit or the Optional Death Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Earnings Protection Benefit or the Optional Death Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Earnings Protection Benefit or an Optional Death Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August
14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    f.  REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all Contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the Contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
        Safekeeping of Assets
------------------------------------------------------
        Independent Public Accountants
------------------------------------------------------
        Non-Participating
------------------------------------------------------
        Misstatement of Age or Sex
------------------------------------------------------
        Principal Underwriter
------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------
        Total Return for all Sub-Accounts
------------------------------------------------------
        Yield for Sub-Accounts
------------------------------------------------------
        Money Market Sub-Accounts
------------------------------------------------------
        Additional Materials
------------------------------------------------------
        Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $11,000 or 100% of the employee's compensation. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 100% of a participant's includable compensation or, for 2002, $11,000, whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,
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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA.

Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

                                                                              39
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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(B) MINIMUM DISTRIBUTION PENALTY TAX  If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- direct transfer distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary).

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

(D) ROLLOVER DISTRIBUTIONS Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

40
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

                                                                              41
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

42
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              43
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There is no information for Merrill Lynch Global Growth Focus Fund and Merrill Lynch Large Cap Growth Fund Sub-Accounts because as of December 31, 2001 the Sub-Accounts had not yet commenced operations.

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.007      $1.023(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.945      $1.007
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             101,487       7,993
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.006      $1.022
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.942      $1.006
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              16,950       2,589
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.020          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.943          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       28,326          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.018          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.941          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,780          --
---------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.091      $1.050(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.166      $1.091
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              22,951       1,087
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.089      $1.049
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.163      $1.089
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               2,336          27
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.106          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.164          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,893          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.104          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.161          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,398          --
---------------------------------------------------------------------------------------

44
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.952      $0.995(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.872      $0.952
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              86,413       7,571
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.951      $0.994
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.870      $0.951
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              12,293       1,370
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.004          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.870          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       27,339          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.002          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.868          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       12,962          --
---------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.193      $1.139(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.126      $1.193
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              31,189       1,322
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.192      $1.138
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.123      $1.192
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               4,323         187
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.167          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.124          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,035          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.165          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.121          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,201          --
---------------------------------------------------------------------------------------

                                                                              45
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.028          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               2,691          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.027          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 142          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.027          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,147          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.026          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          187          --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.898      $0.923(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.828      $0.898
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               2,165         206
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.897      $0.922
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.826      $0.897
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 267          26
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.898          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.827          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          910          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $0.897          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.825          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          114          --
---------------------------------------------------------------------------------------

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.709          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 460          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.708          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  64          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.708          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          107          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.707          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           94          --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.949          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 814          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.948          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  39          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.948          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          267          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.947          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           97          --
---------------------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.466      $1.345(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.472      $1.466
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               7,714       1,409
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.464      $1.344
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.468      $1.464
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               1,020         281
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.383          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.469          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,866          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.382          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.465          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          795          --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.822      $0.896(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.675      $0.822
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              18,619       3,603
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.821      $0.895
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.673      $0.821
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               1,659         380
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.813          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.673          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,592          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $0.812          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.671          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,727          --
---------------------------------------------------------------------------------------

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.620      $0.916(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.470      $0.620
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              10,552       2,231
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.619      $0.915
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.469      $0.619
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               1,485         394
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.727          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.470          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,221          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $0.726          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.468          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,420          --
---------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.964      $1.037(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.872      $0.964
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              13,989       1,507
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.962      $1.036
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.870      $0.962
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               2,606         253
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.011          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.870          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,746          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.010          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.868          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,368          --
---------------------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.008      $1.019(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.018      $1.008
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               7,545         263
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.006      $1.018
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.016      $1.006
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 551           6
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.064          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.017          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,202          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.063          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.014          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,048          --
---------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.942      $1.026(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.812      $0.942
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              11,617       1,009
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.941      $1.026
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.810      $0.941
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               2,559         165
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.972          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.811          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,384          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $0.971          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.809          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,604          --
---------------------------------------------------------------------------------------

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATON HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.852          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               1,297          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.851          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 111          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.851          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          345          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.850          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          225          --
---------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.791      $0.844(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.632      $0.791
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               6,052         953
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.790      $0.844
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.630      $0.790
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               1,117         361
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.785          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.631          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,405          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $0.784          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.629          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          949          --
---------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.930          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 243          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.929          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   4          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.928          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           38          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.927          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           10          --
---------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.020      $1.072(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.967      $1.020
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              27,745       5,863
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.019      $1.072
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.965      $1.019
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               4,531       1,014
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.031          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.966          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        6,821          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.029          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.963          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,372          --
---------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.989          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               7,868          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.988          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 583          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.988          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,512          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.987          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,578          --
---------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.037      $1.025(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.060      $1.037
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              26,842       2,114
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.036      $1.024
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.057      $1.036
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               3,341         392
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.040          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.058          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,546          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.039          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.055          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,548          --
---------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.082      $1.047(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.144      $1.082
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               7,516          98
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.081      $1.046
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.141      $1.081
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 741           2
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.091          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.142          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,502          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.089          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.139          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          824          --
---------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.717      $0.800(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.600      $0.717
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              15,547       2,568
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.716      $0.800
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.598      $0.716
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               1,508         344
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.688          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.599          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,537          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $0.687          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.597          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,704          --
---------------------------------------------------------------------------------------

54
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2001         2000
---------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.965      $1.014(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.833      $0.965
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              61,095       6,669
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.964      $1.013
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.831      $0.964
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               9,324       1,036
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.983          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.832          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       17,881          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $0.981          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.830          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,510          --
---------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.998          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               3,454          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.997          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 241          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.996          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,139          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period               $1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.995          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          406          --
---------------------------------------------------------------------------------------

(a) Inception date October 2, 2000.

(b) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Director Solution Outlook variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                            DIRECTOR SOLUTION OUTLOOK


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: March 1, 2002
Date of Statement of Additional Information: March 1, 2002


                                TABLE OF CONTENTS

GENERAL INFORMATION...........................................................2
      Safekeeping of Assets...................................................2
      Independent Public Accountants..........................................2
      Non-Participating.......................................................2
      Misstatement of Age or Sex..............................................3
      Principal Underwriter...................................................3
PERFORMANCE RELATED INFORMATION...............................................3
      Total Return for all Sub-Accounts.......................................3
      Yield for Sub-Accounts..................................................4
      Money Market Sub-Accounts...............................................4
      Additional Materials....................................................5
      Performance Comparisons.................................................5
PERFORMANCE TABLES............................................................7
FINANCIAL STATEMENTS.......................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000:
$190,239,543; 1999: $226,178,603; and 1998: $107,925,386.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES


The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------
                                                      SUB-ACCOUNT
                                                       INCEPTION                                     SINCE
SUB-ACCOUNT                                              DATE      1 YEAR     5 YEAR    10 YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth Focus Fund                 06/05/1998  -27.14%     N/A        N/A       -5.11%
------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund              04/30/1999  -13.63%     N/A        N/A       -7.79%
------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                             05/20/1991  -14.63%     6.11%      7.16%      N/A
------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                 05/20/1991   -2.08%     2.94%      2.54%      N/A
------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                 05/20/1991  -16.76%    11.32%     12.97%      N/A
------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                  03/09/1994  -14.07%     7.40%      N/A       10.97%
------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                                04/30/2001    N/A       N/A        N/A       -6.17%
------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                      03/01/1995  -16.12%     0.79%      N/A        3.59%
------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                04/30/2001  -43.42%     N/A        N/A      -42.59%
------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund            04/30/2001  -15.65%     N/A        N/A      -14.69%
------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                        05/01/2000   -8.45%     N/A        N/A       20.19%
------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                       10/01/1998  -25.68%     N/A        N/A        9.48%
------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                    05/20/1991  -31.44%     N/A        N/A      -42.71%
------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                    05/29/1998  -17.76%     N/A        N/A        2.04%
------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                           10/01/1998   -7.82%     N/A        N/A       -1.65%
------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                05/01/1987  -21.73%     6.28%      8.42%      N/A
------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund   04/30/2001    N/A       N/A        N/A      -22.84%
------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund          05/20/1991  -27.67%   -3.08%       1.44%      N/A
------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund          05/01/2001    N/A       N/A        N/A      -15.41%
------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                               07/30/1997  -13.69%     N/A        N/A       19.43%
------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                         04/30/2001    N/A       N/A        N/A      -10.22%
------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         05/20/1991  -6.76%      0.43%     -0.05%      N/A
------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                  05/20/1991  -3.24%      2.37%      1.91%      N/A
------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                        08/09/1996  -24.14%     6.07%      N/A        6.46%
------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                05/20/1991  -21.65%     7.50%      9.66%      N/A
------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                                04/30/2001    N/A       N/A        N/A       -9.79%
------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------
                                                         FUND
                                                       INCEPTION                                     SINCE
SUB-ACCOUNT                                              DATE      1 YEAR    5 YEAR    10 YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth Focus Fund                 06/05/1998  -24.14%     N/A        N/A        -1.95%
------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund              04/30/1999  -10.63%     N/A        N/A        -4.40%
------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                             03/31/1983  -6.18%      8.41%      9.34%       N/A
------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                 08/31/1977   6.92%      5.77%      5.28%       N/A
------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                 04/02/1984  -8.44%     13.53%     14.76%       N/A
------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                  03/09/1994  -5.59%      9.68%      N/A        12.96%
------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                                04/30/2001   N/A        N/A        N/A         2.82%
------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                      03/01/1995  -7.77%      3.51%      N/A         6.05%
------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                12/27/2000  -36.80%     N/A        N/A       -36.62%
------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund            12/27/2000  -7.27%      N/A        N/A        -7.28%
------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                        05/01/2000   0.39%      N/A        N/A        26.05%
------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                       10/01/1998  -17.93%     N/A        N/A        12.31%
------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                    05/01/2000  -24.07%     N/A        N/A       -36.36%
------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                    05/29/2000  -9.51%      N/A        N/A         4.90%
------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                           10/01/1998   1.06%      N/A        N/A         2.10%
------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                05/01/1987  -13.73%     8.40%     10.47%       N/A
------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund   04/30/2001    N/A       N/A        N/A       -14.92%
------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund          07/02/1990  -20.05%    -0.28%      3.89%       N/A
------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund          04/30/2001    N/A       N/A        N/A        -7.01%
------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                               07/30/1997  -5.18%      N/A        N/A        21.70%
------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                         04/30/2001    N/A       N/A        N/A        -1.49%
------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         06/30/2000   2.19%      3.40%      3.00%       N/A
------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                  01/01/1985   5.76%      5.23%      4.74%       N/A
------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                        08/09/1996  -16.30%     8.35%      N/A         8.97%
------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                08/31/1977  -13.65%     9.57%     11.60%       N/A
------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                                04/30/2001    N/A       N/A        N/A        -1.03%
------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001.

--------------------------------------------------------------------------------
SUB-ACCOUNT                                   YIELD          EFFECTIVE YIELD
--------------------------------------------------------------------------------
Hartford Money Market HLS Fund                0.17%               0.17%
--------------------------------------------------------------------------------

     YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001.

--------------------------------------------------------------------------------
SUB-ACCOUNT                                                        YIELD
--------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             4.05%
--------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       9.11%
--------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              3.18%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
-------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
(UNAUDITED)



                                                                                                                       HARTFORD
                                                       HARTFORD        HARTFORD        HARTFORD       HARTFORD         CAPITAL
                                                         BOND           STOCK        MONEY MARKET     ADVISERS       APPRECIATION
                                                       HLS FUND        HLS FUND        HLS FUND        HLS FUND        HLS FUND
                                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                     -----------------------------------------------------------------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
      Shares          585,618,036
      Cost           $627,709,049
      Market Value                                   $663,864,804            -           -               -               -

    Hartford Bond HLS Fund, Inc. - Class IB
      Shares           50,357,499
      Cost            $56,458,309
      Market Value                                    $56,969,288            -           -               -               -

    Hartford Stock HLS Fund, Inc. - Class IA
      Shares          793,686,378
      Cost         $3,915,614,673
      Market Value                                         -         $3,405,759,838      -               -               -

    Hartford Stock HLS Fund, Inc. - Class IB
      Shares           27,642,991
      Cost           $154,426,692
      Market Value                                         -            118,421,359      -               -               -

    Hartford Money Market HLS Fund, Inc. - Class IA
      Shares          723,035,545
      Cost           $723,035,545
      Market Value                                         -                 -       $723,035,545        -               -

    Hartford Money Market HLS Fund, Inc. - Class IB
      Shares           91,584,200
      Cost            $91,584,200
      Market Value                                         -                 -         91,584,200        -               -

    Hartford Advisers HLS Fund, Inc. - Class IA
      Shares           2,541,519,107
      Cost            $5,867,215,524
      Market Value                                         -                 -           -           $5,613,717,569      -

    Hartford Advisers HLS Fund, Inc. - Class IB
      Shares           90,043,405
      Cost           $230,847,815
      Market Value                                         -                 -           -              200,271,120      -

    Hartford Capital Appreciation HLS Fund,
     Inc. - Class IA
      Shares        1,125,282,878
      Cost         $4,772,355,423
      Market Value                                         -                 -           -                -          $3,975,169,794

    Hartford Capital Appreciation HLS Fund,
     Inc. - Class IB
      Shares           45,652,288
      Cost           $235,571,805
      Market Value                                         -                 -           -                -             160,889,529
  Due from Hartford Life and Annuity Insurance
   Company                                              4,303,634         1,334,392      -                2,902,830       1,572,156
  Receivable from fund shares sold                         -                 -         14,261,475         -              -
  Other assets                                              1,510             8,505       121,242         -                 221,276
                                                     ------------    --------------  ------------    --------------  --------------
  Total Assets                                        725,139,236     3,525,524,094   829,002,462     5,816,891,519   4,137,852,755
                                                     ------------    --------------  ------------    --------------  --------------
LIABILITIES:

  Due to Hartford Life and Annuity Insurance Company       -                 -         14,261,475         -              -
  Payable for fund shares purchased                     4,303,634         1,334,392      -                2,902,829       1,572,156
                                                     ------------    --------------  ------------    --------------  --------------
  Other liabilities                                        -                 -           -                    4,063             252
                                                     ------------    --------------  ------------    --------------  --------------
  Total Liabilities                                     4,303,634         1,334,392    14,261,475         2,906,892       1,572,408
                                                     ------------    --------------  ------------    --------------  --------------
  Net Assets (variable annuity contract liabilities) $720,835,602    $3,524,189,702  $814,740,987    $5,813,984,627  $4,136,280,347
                                                     ============    ==============  ============    ==============  ==============

                                                       HARTFORD                        HARTFORD         HARTFORD        HARTFORD
                                                       MORTGAGE        HARTFORD      INTERNATIONAL    DIVIDEND AND       GLOBAL
                                                      SECURITIES        INDEX        OPPORTUNITIES      GROWTH          ADVISERS
                                                       HLS FUND        HLS FUND        HLS FUND        HLS FUND         HLS FUND
                                                     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*
                                                     -----------------------------------------------------------------------------
ASSETS:
    Hartford Mortgage Securities HLS Fund,
     Inc. - Class IA
      Shares          139,488,790
      Cost           $153,631,283
      Market Value                                   $160,546,297            -           -               -               -

    Hartford Mortgage Securities HLS Fund,
     Inc. - Class IB
      Shares           12,227,309
      Cost            $13,990,217
      Market Value                                     14,027,365            -           -               -               -

    Hartford Index HLS Fund, Inc. - Class IA
      Shares          262,879,495
      Cost           $720,961,590
      Market Value                                                   $763,013,253        -               -               -

    Hartford Index HLS Fund, Inc. - Class IB
      Shares            8,968,127
      Cost            $32,446,763
      Market Value                                                     25,963,526        -               -               -
    Hartford International Opportunities HLS Fund,
     Inc. - Class IA
      Shares          607,369,867
      Cost           $766,229,715
      Market Value                                                                   $521,086,903        -               -

    Hartford International Opportunities HLS Fund,
     Inc. - Class IB
      Shares           12,727,185
      Cost            $16,658,455
      Market Value                                                                     10,903,240        -               -

    Hartford Dividend and Growth HLS Fund,
     Inc. - Class IA
      Shares        1,006,705,712
      Cost         $1,740,975,964
      Market Value                                                                                   $1,797,923,046      -

    Hartford Dividend and Growth HLS Fund,
     Inc. - Class IB
      Shares           37,378,496
      Cost            $75,376,149
      Market Value                                                                                       66,680,769      -

    Hartford Global Advisers HLS Fund,
     Inc. - Class IA
      Shares          227,529,652
      Cost           $266,566,627
      Market Value                                                                                                     $214,079,010

    Hartford Global Advisers HLS Fund,
     Inc. - Class IB
      Shares            8,749,074
      Cost             $9,892,743
      Market Value                                                                                                        8,209,448
  Due from Hartford Life and Annuity
   Insurance Company                                    3,237,681       1,210,673      11,435,660           927,865         358,650
  Receivable from fund shares sold                          -              -                -                   -              -
  Other assets                                              -               4,613           -                 9,110            -
                                                     ------------    ------------    ------------    --------------    ------------
  Total Assets                                        177,811,343     790,192,065     543,425,803     1,865,540,790     222,647,108
                                                     ------------    ------------    ------------    --------------    ------------
LIABILITIES:

  Due to Hartford Life and Annuity Insurance Company        -              -                -                   -              -
  Payable for fund shares purchased                     3,237,681       1,210,713      11,435,660           927,865         358,650
  Other liabilities                                         1,789          -              156,832               -             1,491
                                                     ------------    ------------    ------------    --------------    ------------
  Total Liabilities                                     3,239,470       1,210,713      11,592,492           927,865         360,141
                                                     ------------    ------------    ------------    --------------    ------------
  Net Assets (variable annuity contract liabilities) $174,571,873    $788,981,352    $531,833,311    $1,864,612,925    $222,286,967
                                                     ============    ============    ============    ==============    ============

*Formerly Hartford International Advisers Fund Sub-Account. Change effective
 May 1, 2001.

-------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
-------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                      HARTFORD        HARTFORD        EVERGREEN
                                                       GLOBAL          GLOBAL           VA           EVERGREEN
                                                     HEALTH HLS      TECHNOLOGY      FOUNDATION       VA OMEGA
                                                        FUND          HLS FUND          FUND            FUND
                                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                     -----------------------------------------------------------
ASSETS:
  Investments:
    Hartford Global Health HLS Fund - Class IA
      Shares           70,750,875
      Cost            $92,857,659
      Market Value                                   $95,048,141

    Hartford Global Health HLS Fund - Class IB
      Shares           16,806,281
      Cost            $22,720,879
      Market Value                                    22,529,676


    Hartford Global Technology HLS Fund - Class IA
      Shares           85,330,302
      Cost            $72,612,184
      Market Value                                         -         $29,910,575

    Hartford Global Technology HLS Fund - Class IB
      Shares           24,461,817
      Cost            $16,274,554
      Market Value                                         -           8,552,659

    Evergreen VA Foundation Fund
      Shares                4,977
      Cost                $68,151
      Market Value                                         -                -        $63,357

    Evergreen VA Omega Fund
      Shares               45,626
      Cost               $732,187
      Market Value                                         -                -           -            $583,555

  Due from Hartford Life and Annuity
   Insurance Company                                      299,721         73,344        -               -
  Receivable from fund shares sold                         -                -           -               -
  Other assets                                                373             89           7                4
                                                     ------------    -----------     -------         --------
  Total Assets                                        117,877,911     38,536,667      63,364          583,559
                                                     ------------    -----------     -------         --------
LIABILITIES:

  Due to Hartford Life and Annuity Insurance
   Company                                                -               73,344          32               96
  Payable for fund shares purchased                       299,721           -            -                -
  Other liabilities                                       -                 -            -                -
                                                     ------------    -----------     -------         --------
  Total Liabilities                                       299,721         73,344          32               96
                                                     ------------    -----------     -------         --------
  Net Assets (variable annuity contract
   liabilities)                                      $117,578,190    $38,463,323     $63,332         $583,463
                                                     ============    ===========     =======         ========

                                                      EVERGREEN       FIRST          FIRST        FIRST
                                                     VA SPECIAL      AMERICAN       AMERICAN     AMERICAN
                                                       EQUITY      INTERNATIONAL    LARGE CAP    TECHNOLOGY
                                                        FUND         PORTFOLIO       GROWTH      PORTFOLIO
                                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                     -------------------------------------------------------
ASSETS:
    Evergreen VA Special Equities Fund
      Shares                2,629
      Cost                $26,452
      Market Value                                     $22,764          -                -             -

    International Portfolio
      Shares              262,138
      Cost             $1,985,213
      Market Value                                         -          $1,515,157         -             -

    Large Cap Growth Portfolio
      Shares              230,383
      Cost             $1,843,835
      Market Value                                         -                -        $1,179,560         -

    Technology Portfolio
      Shares              512,086
      Cost             $2,732,089
      Market Value                                         -                -           -            $993,446

  Due from Hartford Life and Annuity Insurance
   Company                                                 -                -            10,329           604
  Receivable from fund shares sold                         -                 176        -                -
  Other assets                                             -                   6        -                  10
                                                          -------     ----------     ----------      --------
  Total Assets                                             22,764      1,515,339      1,189,889       994,060
                                                          -------     ----------     ----------      --------

LIABILITIES:

  Due to Hartford Life and Annuity Insurance
   Company                                                     24            176        -                -
  Payable for fund shares purchased                           -            -             10,330           604
  Other liabilities                                             3          -            -                -
                                                          -------     ----------     ----------      --------
Total Liabilities                                              27            176         10,330           604
                                                          -------     ----------     ----------      --------
Net Assets (variable annuity contract liabilities)        $22,737     $1,515,163     $1,179,559      $993,456
                                                          =======     ==========     ==========      ========

-------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
-------------------------------------------------------------------------------

                                                                                        HARTFORD       HARTFORD
                                                                        HARTFORD         GLOBAL      INTERNATIONAL      HARTFORD
                                                         HARTFORD        GLOBAL         FINANCIAL       CAPITAL       INTERNATIONAL
                                                          FOCUS       COMMUNICATIONS    SERVICES     APPRECIATION     SMALL COMPANY
                                                         HLS FUND       HLS FUND        HLS FUND       HLS FUND         HLS FUND
                                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                      -----------------------------------------------------------------------------
ASSETS:
  Investments:
     Hartford Focus HLS Fund, Inc. - Class IA
         Shares                  12,587,871
         Cost                  $ 12,578,227
         Market Value                                 $ 11,024,055          -             -                 -              -
     Hartford Focus HLS Fund, Inc. - Class IB
         Shares                  3,643,143
         Cost                  $ 3,577,814
         Market Value                                    3,188,443          -             -                 -              -
     Hartford Global Communications HLS Fund,
      Inc. - Class IA
         Shares                    971,826
         Cost                    $ 676,827
         Market Value                                      -            $ 602,924         -                  -             -
     Hartford Global Communications HLS Fund,
      Inc. - Class IB
         Shares                    603,389
         Cost                    $ 432,464
         Market Value                                      -              373,843         -                  -             -
     Hartford Global Financial Services HLS Fund,
      Inc. - Class IA
         Shares                    1,782,106
         Cost                    $ 1,739,274
         Market Value                                      -                 -         $ 1,578,233           -             -
     Hartford Global Financial Services HLS Fund,
      Inc. - Class IB
         Shares                    1,358,359
         Cost                    $ 1,322,763
         Market Value                                      -                 -           1,201,347           -             -
     Hartford International Capital Appreciation
      HLS Fund, Inc. - Class IA
         Shares                    2,547,525
         Cost                    $ 2,171,793
         Market Value                                      -                 -               -       $ 1,872,622           -
     Hartford International Capital Appreciation
      HLS Fund, Inc. - Class IB
         Shares                    2,296,692
         Cost                    $ 1,906,177
         Market Value                                      -                 -               -         1,686,998           -
     Hartford International Small Commpany
      HLS Fund, Inc. - Class IA
         Shares                    379,980
         Cost                    $ 367,823
         Market Value                                      -                 -               -            -           $ 318,189
     Hartford International Small Company
      HLS Fund, Inc. - Class IB
         Shares                    176,402
         Cost                    $ 167,995
         Market Value                                      -                 -               -            -             147,605
  Due from Hartford Life and Annuity Insurance
   Company                                                 100,669         21,380           75,961        90,204         11,368
  Receivable from fund shares sold                         -                 -                -            -                -
  Other assets                                             -                 -                -                2            -
                                                      ------------     ----------      -----------   -----------      ---------
  Total Assets                                          14,313,167        998,147        2,855,543     3,649,824        477,162
                                                      ------------     ----------      -----------   -----------      ---------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company                                                 -                 -                -            -                -
  Payable for fund shares purchased                        100,669         21,380           75,961        90,204         11,368
  Other liabilities                                             26              1             -                3             -
                                                      ------------     ----------      -----------   -----------      ---------
  Total Liabilities                                        100,695         21,381           75,961        90,207         11,368
                                                      ------------     ----------      -----------   -----------      ---------
  Net Assets (variable annuity contract liabilities)  $ 14,212,472      $ 976,766      $ 2,779,582   $ 3,559,617      $ 465,794
                                                      ============      =========      ===========   ===========      =========
                                                         HARTFORD
                                                          MIDCAP         HARTFORD         PRUDENTIAL    PRUDENTIAL      PRUDENTIAL
                                                          VALUE           VALUE             20/20        JENNISON         VALUE
                                                         HLS FUND        HLS FUND      FOCUS PORTFOLIO  PORTFOLIO        PORTFOLIO
                                                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                                       -----------------------------------------------------------------------------
     Hartford MidCap Value HLS Fund, Inc. - Class IA
         Shares                    31,307,716
         Cost                    $ 30,125,831
         Market Value                                    $ 25,778,742          -                          -                 -
     Hartford MidCap Value HLS Fund, Inc. - Class IB
         Shares                    10,442,501
         Cost                    $ 10,003,550
         Market Value                                       8,592,580          -                          -                 -
     Hartford Value HLS Fund, Inc. - Class IA
         Shares                    13,053,929
         Cost                    $ 12,781,013
         Market Value                                          -        $ 11,930,939                      -                 -
     Hartford Value HLS Fund, Inc. - Class IB
         Shares                    4,573,546
         Cost                    $ 4,481,229
         Market Value                                                      4,177,202                      -                 -
     Prudential 20/20 Focus Portfolio
         Shares                     1,555
         Cost                    $ 16,107
         Market Value                                                                        $ 14,677     -                 -
      Prudential Jennison Portfolio
         Shares                      8,108
         Cost                    $ 145,755
         Market Value                                                                                     $ 127,864         -
     Prudential Value Portfolio
         Shares                     1,036
         Cost                    $ 17,059
         Market Value                                                                                                  $ 17,544
  Due from Hartford Life and Annuity Insurance
   Company                                                 443,374        214,193             -            5,472            -
  Receivable from fund shares sold                            -              -                -              -              -
  Other assets                                        ------------   ------------      -----------   -----------      ---------
  Total Assets                                          34,814,696     16,322,334           14,678       133,338         17,546
                                                      ------------   ------------      -----------   -----------      ---------
LIABILITIES:

  Due to Hartford Life and Annuity Insurance Company         -               -                   2           -                2
  Payable for fund shares purchased                       443,374        214,193            -             5,472            -
  Other liabilities                                            7              16            -               -              -
                                                      ------------   ------------      -----------   -----------      ---------
                                                           443,381        214,209            -             5,472            -
  Total Liabilities                                   ------------   ------------      -----------   -----------      ---------
  Net Assets (variable annuity contract
   liabilities)                                       $ 34,371,315   $ 16,108,125         $ 14,676     $ 127,866       $ 17,544
                                                      ============   ============      ===========   ===========      =========

SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -(CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                                            UNITS
                                                                           OWNED BY                        CONTRACT
                                                              EXPENSE    PARTICIPANTS    UNIT PRICE       LIABILITY
                                                              --------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:

Hartford Bond HLS Fund, Inc. Class IA                          0.80%       1.196053      $  3,136,843     $  3,751,831
Hartford Bond HLS Fund, Inc. Class IA                          0.95%       1.192555            75,404           89,924
Hartford Bond HLS Fund, Inc. Class IA                          1.00%       1.194452           296,913          354,648
Hartford Bond HLS Fund, Inc. Class IA                          1.15%       1.190965            83,007           98,859
Hartford Bond HLS Fund, Inc. Class IA                          1.25%       2.573381       239,206,808      615,570,254
Hartford Bond HLS Fund, Inc. Class IA                          1.40%       2.564100         5,058,799       12,971,267
Hartford Bond HLS Fund, Inc. Class IA                          1.45%       2.569943         1,191,033        3,060,886
Hartford Bond HLS Fund, Inc. Class IA                          1.50%       1.166900        19,375,642       22,609,437
Hartford Bond HLS Fund, Inc. Class IA                          1.60%       2.560671           716,117        1,833,741
Hartford Bond HLS Fund, Inc. Class IA                          1.65%       1.163406           538,478          626,469
Hartford Bond HLS Fund, Inc. Class IA                          1.70%       1.165341           204,924          238,806
Hartford Bond HLS Fund, Inc. Class IA                          1.85%       1.161856            71,995           83,648
Hartford Bond HLS Fund, Inc. Class IB                          1.45%       1.158413        16,185,632       18,749,647
Hartford Bond HLS Fund, Inc. Class IB                          1.45%       1.158413        18,520,917       21,454,871
Hartford Bond HLS Fund, Inc. Class IB                          1.60%       1.155690         1,698,690        1,963,160
Hartford Bond HLS Fund, Inc. Class IB                          1.60%       1.155690         2,180,869        2,520,409
Hartford Bond HLS Fund, Inc. Class IB                          1.65%       1.156873         1,462,887        1,692,374
Hartford Bond HLS Fund, Inc. Class IB                          1.65%       1.156873         4,761,591        5,508,556
Hartford Bond HLS Fund, Inc. Class IB                          1.80%       1.154145         1,592,420        1,837,884
Hartford Bond HLS Fund, Inc. Class IB                          1.80%       1.154145         2,809,327        3,242,371
Hartford Stock HLS Fund, Inc. Class IA                         0.80%       0.822177        29,105,445       23,929,827
Hartford Stock HLS Fund, Inc. Class IA                         0.95%       0.819756         1,855,973        1,521,445
Hartford Stock HLS Fund, Inc. Class IA                         1.00%       0.821078         1,492,089        1,225,121
Hartford Stock HLS Fund, Inc. Class IA                         1.15%       0.818657           349,825          286,387
Hartford Stock HLS Fund, Inc. Class IA                         1.25%       5.148723       621,333,554    3,199,074,359
Hartford Stock HLS Fund, Inc. Class IA                         1.40%       5.130147        15,472,559       79,376,505
Hartford Stock HLS Fund, Inc. Class IA                         1.45%       5.141816         2,585,903       13,296,239
Hartford Stock HLS Fund, Inc. Class IA                         1.50%       0.873993        72,006,453       62,933,136
Hartford Stock HLS Fund, Inc. Class IA                         1.60%       5.123261           804,277        4,120,520
Hartford Stock HLS Fund, Inc. Class IA                         1.65%       0.871378         3,385,509        2,950,058
Hartford Stock HLS Fund, Inc. Class IA                         1.70%       0.872823           878,676          766,928
Hartford Stock HLS Fund, Inc. Class IA                         1.85%       0.870206           112,786           98,147
Hartford Stock HLS Fund, Inc. Class IB                         1.45%       0.752309        53,495,845       40,245,406
Hartford Stock HLS Fund, Inc. Class IB                         1.45%       0.752309        54,344,734       40,884,033
Hartford Stock HLS Fund, Inc. Class IB                         1.60%       0.750545         8,668,207        6,505,879
Hartford Stock HLS Fund, Inc. Class IB                         1.60%       0.750545         9,972,899        7,485,110
Hartford Stock HLS Fund, Inc. Class IB                         1.65%       0.751297         5,696,163        4,279,510
Hartford Stock HLS Fund, Inc. Class IB                         1.65%       0.751297        15,637,812       11,748,641
Hartford Stock HLS Fund, Inc. Class IB                         1.80%       0.749542         3,030,711        2,271,645
Hartford Stock HLS Fund, Inc. Class IB                         1.80%       0.749542         6,672,408        5,001,250
Hartford VA Money Market HLS Fund, Inc. Class IA               0.80%       1.091363         1,518,202        1,656,910
Hartford VA Money Market HLS Fund, Inc. Class IA               0.95%       1.088157           133,928          145,734
Hartford VA Money Market HLS Fund, Inc. Class IA               1.00%       1.089903           271,343          295,738
Hartford VA Money Market HLS Fund, Inc. Class IA               1.25%       1.906239       315,749,492      601,893,996
Hartford VA Money Market HLS Fund, Inc. Class IA               1.40%       1.899373         6,347,937       12,057,101
Hartford VA Money Market HLS Fund, Inc. Class IA               1.45%       1.903700         1,138,311        2,167,003
Hartford VA Money Market HLS Fund, Inc. Class IA               1.50%       1.121646        85,820,860       96,260,624
Hartford VA Money Market HLS Fund, Inc. Class IA               1.60%       1.896847           548,825        1,041,038
Hartford VA Money Market HLS Fund, Inc. Class IA               1.65%       1.118288         2,398,331        2,682,025
Hartford VA Money Market HLS Fund, Inc. Class IA               1.70%       1.120149         1,647,210        1,845,120
Hartford VA Money Market HLS Fund, Inc. Class IA               1.85%       1.116796           676,382          755,381
Hartford Money Market HLS Fund, Inc. Class IB                  1.45%       1.058088        24,174,908       25,579,180
Hartford Money Market HLS Fund, Inc. Class IB                  1.45%       1.058088        30,657,529       32,438,364
Hartford Money Market HLS Fund, Inc. Class IB                  1.60%       1.055611         3,089,560        3,261,373
Hartford Money Market HLS Fund, Inc. Class IB                  1.60%       1.055611         3,637,387        3,839,666
Hartford Money Market HLS Fund, Inc. Class IB                  1.65%       1.056677         9,594,443       10,138,227
Hartford Money Market HLS Fund, Inc. Class IB                  1.65%       1.056677        11,769,163       12,436,204
Hartford Money Market HLS Fund, Inc. Class IB                  1.80%       1.054202         1,328,388        1,400,389
Hartford Money Market HLS Fund, Inc. Class IB                  1.80%       1.054202         2,365,396        2,493,605
Hartford Advisers HLS Fund, Inc. Class IA                      0.80%       0.945730        34,860,238       32,968,373
Hartford Advisers HLS Fund, Inc. Class IA                      0.95%       0.942957         2,324,239        2,191,657
Hartford Advisers HLS Fund, Inc. Class IA                      1.00%       0.944466         1,755,396        1,657,912
Hartford Advisers HLS Fund, Inc. Class IA                      1.15%       0.941697           548,215          516,252
Hartford Advisers HLS Fund, Inc. Class IA                      1.25%       4.157982     1,282,972,855    5,334,578,039
Hartford Advisers HLS Fund, Inc. Class IA                      1.40%       4.142984        19,009,644       78,756,652
Hartford Advisers HLS Fund, Inc. Class IA                      1.45%       4.152419         4,181,617       17,363,828
Hartford Advisers HLS Fund, Inc. Class IA                      1.50%       0.972131       115,326,772      112,112,730
Hartford Advisers HLS Fund, Inc. Class IA                      1.60%       4.137438         1,367,217        5,656,774
Hartford Advisers HLS Fund, Inc. Class IA                      1.65%       0.969225         3,223,926        3,124,710
Hartford Advisers HLS Fund, Inc. Class IA                      1.70%       0.970827         3,819,660        3,708,229
Hartford Advisers HLS Fund, Inc. Class IA                      1.85%       0.967920           317,704          307,512
Hartford Advisers HLS Fund, Inc. Class IB                      1.45%       0.887124        68,943,912       61,161,799
Hartford Advisers HLS Fund, Inc. Class IB                      1.45%       0.887124        87,972,958       78,042,923
Hartford Advisers HLS Fund, Inc. Class IB                      1.60%       0.885045        10,289,235        9,106,436
Hartford Advisers HLS Fund, Inc. Class IB                      1.60%       0.885045        15,627,931       13,831,422
Hartford Advisers HLS Fund, Inc. Class IB                      1.65%       0.885942         5,705,605        5,054,835
Hartford Advisers HLS Fund, Inc. Class IB                      1.65%       0.885942        25,579,043       22,661,548
Hartford Advisers HLS Fund, Inc. Class IB                      1.80%       0.883855         3,364,521        2,973,748
Hartford Advisers HLS Fund, Inc. Class IB                      1.80%       0.883855         8,361,485        7,390,341
Hartford Capital Appreciation HLS Fund, Inc. Class IA          0.80%       1.134171        19,721,825       22,367,922
Hartford Capital Appreciation HLS Fund, Inc. Class IA          0.95%       1.130843         1,263,846        1,429,212

Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.00%       1.132654      $  1,088,445   $    1,232,831
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.15%       1.129329           335,210          378,562
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.25%       6.827615       553,815,444    3,781,238,633
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.40%       6.803007         8,512,332       57,909,456
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.45%       6.818461         2,856,730       19,478,503
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.50%       1.209318        57,392,927       69,406,300
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.60%       6.793884           753,308        5,117,889
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.65%       1.205715         2,692,985        3,246,972
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.70%       1.207699         1,279,952        1,545,797
Hartford Capital Appreciation HLS Fund, Inc. Class IA          1.85%       1.204095           107,707          129,690
Hartford Capital Appreciation HLS Fund, Inc. Class IB          1.45%       0.772961        68,863,661       53,228,924
Hartford Capital Appreciation HLS Fund, Inc. Class IB          1.45%       0.772961        71,441,502       55,221,494
Hartford Capital Appreciation HLS Fund, Inc. Class IB          1.60%       0.771148        11,238,713        8,666,711
Hartford Capital Appreciation HLS Fund, Inc. Class IB          1.60%       0.771148        12,922,633        9,965,263
Hartford Capital Appreciation HLS Fund, Inc. Class IB          1.65%       0.771930         7,074,236        5,460,815
Hartford Capital Appreciation HLS Fund, Inc. Class IB          1.65%       0.771930        21,726,526       16,771,358
Hartford Capital Appreciation HLS Fund, Inc. Class IB          1.80%       0.770114         3,208,948        2,471,256
Hartford Capital Appreciation HLS Fund, Inc. Class IB          1.80%       0.770114        11,820,921        9,103,457
Hartford Mortgage Securities HLS Fund, Inc. Class IA           0.80%       1.173855           215,237          252,657
Hartford Mortgage Securities HLS Fund, Inc. Class IA           0.95%       1.170413               342              400
Hartford Mortgage Securities HLS Fund, Inc. Class IA           1.00%       1.172283             3,466            4,063
Hartford Mortgage Securities HLS Fund, Inc. Class IA           1.25%       2.563543        56,701,174      145,355,898
Hartford Mortgage Securities HLS Fund, Inc. Class IA           1.40%       2.554315         1,409,959        3,601,479
Hartford Mortgage Securities HLS Fund, Inc. Class IA           1.45%       2.560113           159,654          408,732
Hartford Mortgage Securities HLS Fund, Inc. Class IA           1.50%       1.177285         7,318,470        8,615,925
Hartford Mortgage Securities HLS Fund, Inc. Class IA           1.60%       2.550903           206,408          526,526
Hartford Mortgage Securities HLS Fund, Inc. Class IA           1.65%       1.173765           165,359          194,092
Hartford Mortgage Securities HLS Fund, Inc. Class IA           1.70%       1.175710           124,230          146,059
Hartford Mortgage Securities HLS Fund, Inc. Class IB           1.45%       1.145805         3,223,313        3,693,289
Hartford Mortgage Securities HLS Fund, Inc. Class IB           1.45%       1.145805         5,867,296        6,722,777
Hartford Mortgage Securities HLS Fund, Inc. Class IB           1.60%       1.143104           452,799          517,596
Hartford Mortgage Securities HLS Fund, Inc. Class IB           1.60%       1.143104           632,464          722,973
Hartford Mortgage Securities HLS Fund, Inc. Class IB           1.65%       1.144266           596,980          683,104
Hartford Mortgage Securities HLS Fund, Inc. Class IB           1.65%       1.144266         1,059,542        1,212,398
Hartford Mortgage Securities HLS Fund, Inc. Class IB           1.80%       1.141590            61,176           69,838
Hartford Mortgage Securities HLS Fund, Inc. Class IB           1.80%       1.141590           355,106          405,386
Hartford Index HLS Fund, Inc. Class IA                         0.80%       0.809997         2,766,654        2,240,982
Hartford Index HLS Fund, Inc. Class IA                         0.95%       0.807623           121,410           98,053
Hartford Index HLS Fund, Inc. Class IA                         1.00%       0.808908           124,245          100,503
Hartford Index HLS Fund, Inc. Class IA                         1.15%       0.806542            36,735           29,628
Hartford Index HLS Fund, Inc. Class IA                         1.25%       3.936895       180,741,397      711,559,903
Hartford Index HLS Fund, Inc. Class IA                         1.40%       3.922670         3,667,177       14,385,127
Hartford Index HLS Fund, Inc. Class IA                         1.45%       3.931617           522,125        2,052,794
Hartford Index HLS Fund, Inc. Class IA                         1.50%       0.867018        32,522,915       28,197,952
Hartford Index HLS Fund, Inc. Class IA                         1.60%       3.917413           126,735          496,474
Hartford Index HLS Fund, Inc. Class IA                         1.65%       0.864428         1,145,671          990,350
Hartford Index HLS Fund, Inc. Class IA                         1.70%       0.865858           110,287           95,492
Hartford Index HLS Fund, Inc. Class IA                         1.85%       0.863272            30,238           26,104
Hartford Index HLS Fund, Inc. Class IB                         1.45%       0.737636         9,352,941        6,899,066
Hartford Index HLS Fund, Inc. Class IB                         1.45%       0.737636        14,074,232       10,381,660
Hartford Index HLS Fund, Inc. Class IB                         1.60%       0.735897         2,153,514        1,584,765
Hartford Index HLS Fund, Inc. Class IB                         1.60%       0.735897         2,269,840        1,670,368
Hartford Index HLS Fund, Inc. Class IB                         1.65%       0.736651           818,375          602,857
Hartford Index HLS Fund, Inc. Class IB                         1.65%       0.736651         3,058,306        2,252,904
Hartford Index HLS Fund, Inc. Class IB                         1.80%       0.734914           776,371          570,566
Hartford Index HLS Fund, Inc. Class IB                         1.80%       0.734914         2,723,176        2,001,300
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     0.80%       0.717729         2,913,395        2,091,028
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     0.95%       0.715626            53,638           38,385
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.00%       0.716767           111,004           79,564
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.15%       0.714666            28,508           20,374
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.25%       1.344803       353,276,987      475,087,952
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.40%       1.339953         4,577,490        6,133,622
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.45%       1.342999           494,681          664,357
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.50%       0.752188        45,469,313       34,201,472
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.60%       1.338159           259,225          346,884
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.65%       0.749948           661,091          495,784
Hartford International Opportunities HLS Fund, Inc.
  Class IA                                                     1.70%       0.751179            99,979           75,102
Hartford International Opportunities HLS Fund, Inc. Class IB   1.45%       0.571221         5,782,595        3,303,140
Hartford International Opportunities HLS Fund, Inc. Class IB   1.45%       0.571221         8,335,220        4,761,252
Hartford International Opportunities HLS Fund, Inc. Class IB   1.60%       0.569875         1,112,066          633,739
Hartford International Opportunities HLS Fund, Inc. Class IB   1.60%       0.569875         1,181,122          673,092
Hartford International Opportunities HLS Fund, Inc. Class IB   1.65%       0.570457           201,420          114,901
Hartford International Opportunities HLS Fund, Inc. Class IB   1.65%       0.570457         1,386,395          790,879
Hartford International Opportunities HLS Fund, Inc. Class IB   1.80%       0.569109           168,317           95,791
Hartford International Opportunities HLS Fund, Inc. Class IB   1.80%       0.569109           932,089          530,461
Hartford Dividend and Growth HLS Fund, Inc. Class IA           0.80%       1.045997        11,537,724       12,068,425
Hartford Dividend and Growth HLS Fund, Inc. Class IA           0.95%       1.042919           637,725          665,096
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.00%       1.044592         1,023,552        1,069,194
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.15%       1.041519           249,469          259,827
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.25%       2.505807       685,234,369    1,717,065,078
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.40%       2.496743         8,469,182       21,145,370
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.45%       2.502456         2,775,401        6,945,319
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.50%       1.015493        27,670,953       28,099,659
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.60%       2.493402         1,009,664        2,517,498
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.65%       1.012454         1,294,043        1,310,159
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.70%       1.014135         1,259,686        1,277,492
Hartford Dividend and Growth HLS Fund, Inc. Class IA           1.85%       1.011100           214,192          216,569
Hartford Dividend and Growth HLS Fund, Inc. Class IB           1.45%       1.058603        18,174,111       19,239,169
Hartford Dividend and Growth HLS Fund, Inc. Class IB           1.45%       1.058603        24,474,862       25,909,162
Hartford Dividend and Growth HLS Fund, Inc. Class IB           1.60%       1.056109         3,059,810        3,231,493
Hartford Dividend and Growth HLS Fund, Inc. Class IB           1.60%       1.056109         3,928,426        4,148,846
Hartford Dividend and Growth HLS Fund, Inc. Class IB           1.65%       1.057178         2,137,204        2,259,405
Hartford Dividend and Growth HLS Fund, Inc. Class IB           1.65%       1.057178         6,493,480        6,864,764

Hartford Dividend and Growth HLS Fund Class, Inc. Class IB     1.80%       1.054695      $  1,357,971     $   1,432,245
Hartford Dividend and Growth HLS Fund Class, Inc. Class IB     1.80%       1.054695         3,404,347        3,590,548
Hartford Global Advisers HLS Fund, Inc. Class IA               0.80%       0.898723         1,452,607        1,305,492
Hartford Global Advisers HLS Fund, Inc. Class IA               0.95%       0.896084           196,778          176,330
Hartford Global Advisers HLS Fund, Inc. Class IA               1.00%       0.897527            62,680           56,257
Hartford Global Advisers HLS Fund, Inc. Class IA               1.15%       0.894885             5,925            5,302
Hartford Global Advisers HLS Fund, Inc. Class IA               1.25%       1.426781       142,174,804      202,852,309
Hartford Global Advisers HLS Fund, Inc. Class IA               1.40%       1.421634         2,504,800        3,560,908
Hartford Global Advisers HLS Fund, Inc. Class IA               1.45%       1.424880           205,314          292,548
Hartford Global Advisers HLS Fund, Inc. Class IA               1.50%       0.932280         4,655,684        4,340,401
Hartford Global Advisers HLS Fund, Inc. Class IA               1.60%       1.419735           138,740          196,974
Hartford Global Advisers HLS Fund, Inc. Class IA               1.65%       0.929506           314,723          292,537
Hartford Global Advisers HLS Fund, Inc. Class IA               1.70%       0.931041            36,200           33,704
Hartford Global Advisers HLS Fund, Inc. Class IA               1.85%       0.928259             6,250            5,802
Hartford Global Advisers HLS Fund, Inc. Class IB               1.45%       0.771672         2,387,242        1,842,168
Hartford Global Advisers HLS Fund, Inc. Class IB               1.45%       0.771672         5,033,126        3,883,922
Hartford Global Advisers HLS Fund, Inc. Class IB               1.60%       0.769863           494,475          380,678
Hartford Global Advisers HLS Fund, Inc. Class IB               1.60%       0.769863         1,043,612          803,438
Hartford Global Advisers HLS Fund, Inc. Class IB               1.65%       0.770635           430,616          331,848
Hartford Global Advisers HLS Fund, Inc. Class IB               1.65%       0.770635           961,034          740,607
Hartford Global Advisers HLS Fund, Inc. Class IB               1.80%       0.768828           100,488           77,258
Hartford Global Advisers HLS Fund, Inc. Class IB               1.80%       0.768828           194,484          149,525
Hartfors Small Company HLS Fund, Inc. Class IA                 0.80%       0.795761         2,536,938        2,018,796
Hartfors Small Company HLS Fund, Inc. Class IA                 0.95%       0.793423            67,160           53,286
Hartfors Small Company HLS Fund, Inc. Class IA                 1.00%       0.794695           144,237          114,624
Hartfors Small Company HLS Fund, Inc. Class IA                 1.15%       0.792360            10,046            7,960
Hartfors Small Company HLS Fund, Inc. Class IA                 1.25%       1.301895       249,325,230      324,595,270
Hartfors Small Company HLS Fund, Inc. Class IA                 1.40%       1.297198         7,491,805        9,718,355
Hartfors Small Company HLS Fund, Inc. Class IA                 1.45%       1.300149           853,366        1,109,502
Hartfors Small Company HLS Fund, Inc. Class IA                 1.50%       0.917548        13,383,566       12,280,064
Hartfors Small Company HLS Fund, Inc. Class IA                 1.60%       1.295461           475,659          616,197
Hartfors Small Company HLS Fund, Inc. Class IA                 1.65%       0.914811           663,399          606,885
Hartfors Small Company HLS Fund, Inc. Class IA                 1.70%       0.916313           139,206          127,556
Hartfors Small Company HLS Fund, Inc. Class IA                 1.85%       0.913583            28,894           26,397
Hartfors Small Company HLS Fund, Inc. Class IB                 1.45%       0.481666        13,520,534        6,512,382
Hartfors Small Company HLS Fund, Inc. Class IB                 1.45%       0.481666        19,020,248        9,161,407
Hartfors Small Company HLS Fund, Inc. Class IB                 1.60%       0.480532         1,418,949          681,850
Hartfors Small Company HLS Fund, Inc. Class IB                 1.60%       0.480532         2,240,464        1,076,615
Hartfors Small Company HLS Fund, Inc. Class IB                 1.65%       0.481018         1,477,034          710,480
Hartfors Small Company HLS Fund, Inc. Class IB                 1.65%       0.481018         3,290,888        1,582,976
Hartfors Small Company HLS Fund, Inc. Class IB                 1.80%       0.479877         1,075,842          516,272
Hartfors Small Company HLS Fund, Inc. Class IB                 1.80%       0.479877         1,303,556          625,547
Hartford MidCap HLS Fund, Inc. Class IA                        0.80%       1.284152         9,540,716       12,251,730
Hartford MidCap HLS Fund, Inc. Class IA                        0.95%       1.280387           620,972          795,084
Hartford MidCap HLS Fund, Inc. Class IA                        1.00%       1.282432           491,729          630,609
Hartford MidCap HLS Fund, Inc. Class IA                        1.15%       1.278668           126,643          161,934
Hartford MidCap HLS Fund, Inc. Class IA                        1.25%       2.026121       387,075,949      784,262,708
Hartford MidCap HLS Fund, Inc. Class IA                        1.40%       2.018802        13,716,773       27,691,449
Hartford MidCap HLS Fund, Inc. Class IA                        1.45%       2.023409         3,406,897        6,893,546
Hartford MidCap HLS Fund, Inc. Class IA                        1.50%       1.492302        25,041,310       37,369,197
Hartford MidCap HLS Fund, Inc. Class IA                        1.60%       2.016096           710,328        1,432,090
Hartford MidCap HLS Fund, Inc. Class IA                        1.65%       1.487857         1,180,388        1,756,248
Hartford MidCap HLS Fund, Inc. Class IA                        1.70%       1.490305           562,125          837,738
Hartford MidCap HLS Fund, Inc. Class IA                        1.85%       1.485867            23,295           34,614
Hartford MidCap HLS Fund, Inc. Class IB                        1.45%       0.809534        29,512,617       23,891,467
Hartford MidCap HLS Fund, Inc. Class IB                        1.45%       0.809534        33,835,252       27,390,787
Hartford MidCap HLS Fund, Inc. Class IB                        1.60%       0.807633         5,036,547        4,067,682
Hartford MidCap HLS Fund, Inc. Class IB                        1.60%       0.807633         6,285,356        5,076,261
Hartford MidCap HLS Fund, Inc. Class IB                        1.65%       0.808449         3,787,917        3,062,337
Hartford MidCap HLS Fund, Inc. Class IB                        1.65%       0.808449         7,589,880        6,136,031
Hartford MidCap HLS Fund, Inc. Class IB                        1.80%       0.806550         1,345,161        1,084,939
Hartford MidCap HLS Fund, Inc. Class IB                        1.80%       0.806550         4,230,191        3,411,861
Hartford Global Leaders HLS Fund, Inc. Class IA                0.80%       0.878548         9,709,106        8,529,916
Hartford Global Leaders HLS Fund, Inc. Class IA                0.95%       0.875978           705,809          618,273
Hartford Global Leaders HLS Fund, Inc. Class IA                1.00%       0.877369           568,769          499,020
Hartford Global Leaders HLS Fund, Inc. Class IA                1.15%       0.874808            94,652           82,802
Hartford Global Leaders HLS Fund, Inc. Class IA                1.25%       1.315318       175,115,562      230,332,651
Hartford Global Leaders HLS Fund, Inc. Class IA                1.40%       1.310562         8,902,376       11,667,116
Hartford Global Leaders HLS Fund, Inc. Class IA                1.45%       1.313556         2,260,664        2,969,509
Hartford Global Leaders HLS Fund, Inc. Class IA                1.50%       1.305443         9,987,580       13,038,216
Hartford Global Leaders HLS Fund, Inc. Class IA                1.60%       1.308801           420,382          550,197
Hartford Global Leaders HLS Fund, Inc. Class IA                1.65%       1.301551           680,485          885,686
Hartford Global Leaders HLS Fund, Inc. Class IA                1.70%       1.303686           491,869          641,243
Hartford Global Leaders HLS Fund, Inc. Class IA                1.85%       1.299803             9,073           11,794
Hartford Global Leaders HLS Fund, Inc. Class IB                1.45%       0.601604        19,093,857       11,486,940
Hartford Global Leaders HLS Fund, Inc. Class IB                1.45%       0.601604        22,283,863       13,406,061
Hartford Global Leaders HLS Fund, Inc. Class IB                1.60%       0.600188         1,786,736        1,072,377
Hartford Global Leaders HLS Fund, Inc. Class IB                1.60%       0.600188         3,006,640        1,804,549
Hartford Global Leaders HLS Fund, Inc. Class IB                1.65%       0.600795         1,421,977          854,317
Hartford Global Leaders HLS Fund, Inc. Class IB                1.65%       0.600795         4,069,150        2,444,725
Hartford Global Leaders HLS Fund, Inc. Class IB                1.80%       0.599383           527,128          315,952
Hartford Global Leaders HLS Fund, Inc. Class IB                1.80%       0.599383         1,648,611          988,149
Hartford High Yield HLS Fund, Inc. Class IA                    0.80%       0.981407         1,113,785        1,093,076
Hartford High Yield HLS Fund, Inc. Class IA                    0.95%       0.978520           113,925          111,478
Hartford High Yield HLS Fund, Inc. Class IA                    1.00%       0.980088            59,417           58,234
Hartford High Yield HLS Fund, Inc. Class IA                    1.15%       0.977204            87,454           85,461
Hartford High Yield HLS Fund, Inc. Class IA                    1.25%       1.021516        50,369,640       51,453,393
Hartford High Yield HLS Fund, Inc. Class IA                    1.40%       1.017821         2,891,943        2,943,481
Hartford High Yield HLS Fund, Inc. Class IA                    1.45%       1.020149           450,103          459,172
Hartford High Yield HLS Fund, Inc. Class IA                    1.50%       1.013890         4,168,486        4,226,386
Hartford High Yield HLS Fund, Inc. Class IA                    1.60%       1.016465           618,436          628,619
Hartford High Yield HLS Fund, Inc. Class IA                    1.65%       1.010858           230,579          233,082
Hartford High Yield HLS Fund, Inc. Class IA                    1.70%       1.012537            33,994           34,420

Hartford High Yield HLS Fund, Inc. Class IA                    1.85%       1.009514       $     1,595      $      1,610
Hartford High Yield HLS Fund, Inc. Class IB                    1.45%       0.961322         4,075,147        3,917,529
Hartford High Yield HLS Fund, Inc. Class IB                    1.45%       0.961322         5,448,437        5,237,703
Hartford High Yield HLS Fund, Inc. Class IB                    1.60%       0.959076           366,539          351,539
Hartford High Yield HLS Fund, Inc. Class IB                    1.60%       0.959076           597,097          572,661
Hartford High Yield HLS Fund, Inc. Class IB                    1.65%       0.960041           683,993          656,662
Hartford High Yield HLS Fund, Inc. Class IB                    1.65%       0.960041           820,663          787,870
Hartford High Yield HLS Fund, Inc. Class IB                    1.80%       0.957786            84,718           81,142
Hartford High Yield HLS Fund, Inc. Class IB                    1.80%       0.957786           671,244          642,908
Hartford Growth and Income HLS Fund, Inc. Class IA             0.80%       0.888817        10,215,772        9,079,952
Hartford Growth and Income HLS Fund, Inc. Class IA             0.95%       0.886208           790,963          700,958
Hartford Growth and Income HLS Fund, Inc. Class IA             1.00%       0.887627           401,773          356,625
Hartford Growth and Income HLS Fund, Inc. Class IA             1.15%       0.885015           182,521          161,534
Hartford Growth and Income HLS Fund, Inc. Class IA             1.25%       1.082162       182,233,886      197,206,587
Hartford Growth and Income HLS Fund, Inc. Class IA             1.40%       1.078257        10,149,939       10,944,243
Hartford Growth and Income HLS Fund, Inc. Class IA             1.45%       1.080715         1,962,379        2,120,772
Hartford Growth and Income HLS Fund, Inc. Class IA             1.50%       0.991514        14,243,039       14,122,172
Hartford Growth and Income HLS Fund, Inc. Class IA             1.60%       1.076810           739,741          796,560
Hartford Growth and Income HLS Fund, Inc. Class IA             1.65%       0.988551           867,362          857,431
Hartford Growth and Income HLS Fund, Inc. Class IA             1.70%       0.990180           232,814          230,527
Hartford Growth and Income HLS Fund, Inc. Class IA             1.85%       0.987224            73,714           72,772
Hartford Growth and Income HLS Fund, Inc. Class IB             1.45%       0.784808        12,489,644        9,801,973
Hartford Growth and Income HLS Fund, Inc. Class IB             1.45%       0.784808        14,566,687       11,432,053
Hartford Growth and Income HLS Fund, Inc. Class IB             1.60%       0.782967         1,847,292        1,446,368
Hartford Growth and Income HLS Fund, Inc. Class IB             1.60%       0.782967         2,643,204        2,069,541
Hartford Growth and Income HLS Fund, Inc. Class IB             1.65%       0.783754           826,404          647,697
Hartford Growth and Income HLS Fund, Inc. Class IB             1.65%       0.783754         3,731,351        2,924,462
Hartford Growth and Income HLS Fund, Inc. Class IB             1.80%       0.781915           571,706          447,026
Hartford Growth and Income HLS Fund, Inc. Class IB             1.80%       0.781915         1,048,282          819,668
Evergreen VA International Growth Fund                         1.25%       1.028048         1,061,564        1,091,339
Evergreen VA International Growth Fund                         1.40%       1.024339             8,183            8,382
Evergreen VA International Growth Fund                         1.45%       0.638855           268,592          171,592
Evergreen VA International Growth Fund                         1.60%       0.637352           172,610          110,013
Evergreen VA International Growth Fund                         1.65%       0.638006            12,976            8,279
Evergreen VA International Growth Fund                         1.80%       0.636497            85,820           54,624
Evergreen VA Capital Growth Fund                               1.25%       1.039858         1,035,148        1,076,407
Evergreen VA Capital Growth Fund                               1.40%       1.036110             8,587            8,897
Evergreen VA Capital Growth Fund                               1.45%       1.042291           230,537          240,287
Evergreen VA Capital Growth Fund                               1.60%       1.039838             1,932            2,009
Evergreen VA Capital Growth Fund                               1.65%       1.040900           142,798          148,639
Evergreen VA Capital Growth Fund                               1.80%       1.038448           106,383          110,473
Evergreen VA Growth Fund                                       1.25%       0.892525           698,935          623,817
Evergreen VA Growth Fund                                       1.40%       0.889304            12,522           11,136
Evergreen VA Growth Fund                                       1.45%       0.646667           132,800           85,877
Evergreen VA Growth Fund                                       1.65%       0.645797            15,224            9,831
Evergreen VA Growth Fund                                       1.80%       0.644282            13,133            8,461
Merrill Lynch Large Cap Growth Focus Fund                      1.25%       0.744736         1,557,199        1,159,702
Merrill Lynch Large Cap Growth Focus Fund                      1.40%       0.742603           349,806          259,767
Merrill Lynch Large Cap Growth Focus Fund                      1.45%       0.743734             4,841            3,600
Merrill Lynch Large Cap Growth Focus Fund                      1.60%       0.741608           160,734          119,202
Merrill Lynch VS Global Growth Focus Fund                      1.25%       0.758293         1,008,711          764,899
Merrill Lynch VS Global Growth Focus Fund                      1.40%       0.756120           367,661          277,996
Merrill Lynch VS Global Growth Focus Fund                      1.45%       0.757288             4,259            3,226
Merrill Lynch VS Global Growth Focus Fund                      1.60%       0.755115            18,868           14,248
Hartford Global Health HLS Class IA                            0.80%       1.364758         1,436,014        1,959,811
Hartford Global Health HLS Class IA                            0.95%       1.361850            54,037           73,591
Hartford Global Health HLS Class IA                            1.00%       1.362928           112,396          153,187
Hartford Global Health HLS Class IA                            1.15%       1.360033            28,149           38,284
Hartford Global Health HLS Class IA                            1.25%       1.356108        60,298,477       81,771,248
Hartford Global Health HLS Class IA                            1.40%       1.353229         3,328,604        4,504,363
Hartford Global Health HLS Class IA                            1.45%       1.354289         1,098,393        1,487,541
Hartford Global Health HLS Class IA                            1.50%       1.351304         2,920,096        3,945,938
Hartford Global Health HLS Class IA                            1.60%       1.351416           383,777          518,643
Hartford Global Health HLS Class IA                            1.65%       1.348454           163,169          220,026
Hartford Global Health HLS Class IA                            1.70%       1.349494            43,544           58,763
Hartford Global Health HLS Class IA                            1.85%       1.346645            18,211           24,523
Hartford Global Health HLS Class IB                            1.45%       1.348863         4,856,969        6,551,385
Hartford Global Health HLS Class IB                            1.45%       1.348863         6,699,194        9,036,295
Hartford Global Health HLS Class IB                            1.60%       1.346002         1,036,228        1,394,766
Hartford Global Health HLS Class IB                            1.60%       1.346002         1,120,875        1,508,699
Hartford Global Health HLS Class IB                            1.65%       1.347062           577,558          778,007
Hartford Global Health HLS Class IB                            1.65%       1.347062         1,428,262        1,923,957
Hartford Global Health HLS Class IB                            1.80%       1.344203           331,737          445,921
Hartford Global Health HLS Class IB                            1.80%       1.344203           658,130          884,660
Hartford Global Technology HLS Class IA                        0.80%       0.340707         1,447,869          493,299
Hartford Global Technology HLS Class IA                        0.95%       0.339984            68,991           23,456
Hartford Global Technology HLS Class IA                        1.00%       0.340250           154,719           52,643
Hartford Global Technology HLS Class IA                        1.15%       0.339527            13,164            4,470
Hartford Global Technology HLS Class IA                        1.25%       0.338539        76,450,041       25,881,320
Hartford Global Technology HLS Class IA                        1.40%       0.337815         4,029,275        1,361,150
Hartford Global Technology HLS Class IA                        1.45%       0.338078         1,494,907          505,395
Hartford Global Technology HLS Class IA                        1.50%       0.337335         3,808,748        1,284,824
Hartford Global Technology HLS Class IA                        1.60%       0.337362           398,425          134,413
Hartford Global Technology HLS Class IA                        1.65%       0.336618           147,075           49,508
Hartford Global Technology HLS Class IA                        1.70%       0.336882           106,316           35,816
Hartford Global Technology HLS Class IA                        1.85%       0.336164             5,656            1,901
Hartford Global Technology HLS Class IB                        1.45%       0.336717         6,688,209        2,252,034
Hartford Global Technology HLS Class IB                        1.45%       0.336717        10,755,310        3,621,496
Hartford Global Technology HLS Class IB                        1.60%       0.336005         1,381,410          464,161
Hartford Global Technology HLS Class IB                        1.60%       0.336005         1,752,568          588,872
Hartford Global Technology HLS Class IB                        1.65%       0.336268           461,098          155,052
Hartford Global Technology HLS Class IB                        1.65%       0.336268         2,158,594          725,866
Hartford Global Technology HLS Class IB                        1.80%       0.335550           526,912          176,805

Hartford Global Technology HLS Class IB                        1.80%       0.335550        $1,693,548       $  568,270
Evergreen VA Foundation Fund                                   1.45%       0.825640            72,450           59,818
Evergreen VA Foundation Fund                                   1.80%       0.822605             4,273            3,515
Evergreen VA Omega Fund                                        1.45%       0.510419           692,970          353,705
Evergreen VA Omega Fund                                        1.60%       0.509209           104,189           53,054
Evergreen VA Omega Fund                                        1.65%       0.509735           249,433          127,145
Evergreen VA Omega Fund                                        1.80%       0.508529            97,456           49,559
Evergreen VA Special Equities Fund                             1.45%       0.629234            36,134           22,737
First American International                                   1.25%       0.567849         1,873,747        1,064,005
First American International                                   1.40%       0.566642           241,291          136,726
First American International                                   1.45%       0.739548           267,159          197,577
First American International                                   1.60%       0.738798             9,282            6,858
First American International                                   1.65%       0.738557           130,931           96,700
First American International                                   1.80%       0.737812            12,988            9,583
First American Large Cap Growth                                1.25%       0.492171         2,074,282        1,020,901
First American Large Cap Growth                                1.40%       0.491133            97,656           47,962
First American Large Cap Growth                                1.45%       0.585497            62,573           36,636
First American Large Cap Growth                                1.60%       0.584903            23,315           13,637
First American Large Cap Growth                                1.65%       0.584703            50,939           29,784
First American Large Cap Growth                                1.80%       0.584117            49,649           29,001
First American Technology                                      1.25%       0.179286         3,967,283          711,278
First American Technology                                      1.40%       0.178902           588,286          105,245
First American Technology                                      1.45%       0.299236           425,212          127,239
First American Technology                                      1.60%       0.298932            81,396           24,332
First American Technology                                      1.65%       0.298831            76,105           22,743
First American Technology                                      1.80%       0.298529             6,518            1,946
Hartford Focus HLS Fund Class IA                               0.80%       0.872653           260,561          227,379
Hartford Focus HLS Fund Class IA                               0.95%       0.872105            10,348            9,024
Hartford Focus HLS Fund Class IA                               1.00%       0.871920            36,886           32,162
Hartford Focus HLS Fund Class IA                               1.15%       0.871373             5,779            5,036
Hartford Focus HLS Fund Class IA                               1.25%       0.871008        10,446,813        9,099,257
Hartford Focus HLS Fund Class IA                               1.40%       0.870462           364,852          317,589
Hartford Focus HLS Fund Class IA                               1.45%       0.870284           908,463          790,621
Hartford Focus HLS Fund Class IA                               1.50%       0.870099           376,448          327,547
Hartford Focus HLS Fund Class IA                               1.60%       0.869736           173,305          150,729
Hartford Focus HLS Fund Class IA                               1.65%       0.869553            19,486           16,944
Hartford Focus HLS Fund Class IA                               1.70%       0.869374             9,169            7,971
Hartford Focus HLS Fund Class IB                               1.45%       0.869711         2,153,119        1,872,591
Hartford Focus HLS Fund Class IB                               1.60%       0.869162           200,813          174,539
Hartford Focus HLS Fund Class IB                               1.65%       0.868980           956,377          831,073
Hartford Focus HLS Fund Class IB                               1.80%       0.868440           357,241          310,242
Hartford Global Communications HLS Fund Class IA               0.80%       0.691447             9,828            6,795
Hartford Global Communications HLS Fund Class IA               1.25%       0.690142           754,219          520,518
Hartford Global Communications HLS Fund Class IA               1.40%       0.689709            17,374           11,983
Hartford Global Communications HLS Fund Class IA               1.45%       0.689568            15,433           10,642
Hartford Global Communications HLS Fund Class IA               1.50%       0.689422            25,050           17,270
Hartford Global Communications HLS Fund Class IA               1.60%       0.689137            43,220           29,784
Hartford Global Communications HLS Fund Class IA               1.70%       0.688849             8,609            5,930
Hartford Global Communications HLS Fund Class IB               1.45%       0.689053           392,009          270,115
Hartford Global Communications HLS Fund Class IB               1.60%       0.688622            19,645           13,528
Hartford Global Communications HLS Fund Class IB               1.65%       0.688478            31,338           21,575
Hartford Global Communications HLS Fund Class IB               1.80%       0.688043            99,739           68,624
Hartford Global Financial Services HLS Fund Class IA           0.80%       0.899844            25,997           23,393
Hartford Global Financial Services HLS Fund Class IA           0.95%       0.899284            11,347           10,204
Hartford Global Financial Services HLS Fund Class IA           1.15%       0.898530             1,328            1,193
Hartford Global Financial Services HLS Fund Class IA           1.25%       0.898155         1,440,663        1,293,939
Hartford Global Financial Services HLS Fund Class IA           1.40%       0.897596            86,070           77,256
Hartford Global Financial Services HLS Fund Class IA           1.45%       0.897405            50,733           45,528
Hartford Global Financial Services HLS Fund Class IA           1.50%       0.897215            77,069           69,147
Hartford Global Financial Services HLS Fund Class IA           1.60%       0.896838            40,568           36,383
Hartford Global Financial Services HLS Fund Class IA           1.70%       0.896471             1,893            1,697
Hartford Global Financial Services HLS Fund Class IB           1.45%       0.896739           792,094          710,302
Hartford Global Financial Services HLS Fund Class IB           1.60%       0.896172            30,233           27,094
Hartford Global Financial Services HLS Fund Class IB           1.65%       0.895989           152,133          136,309
Hartford Global Financial Services HLS Fund Class IB           1.80%       0.895427           365,907          327,643
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     0.80%       0.733802            44,906           32,952
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     0.95%       0.733345               945              693
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     1.00%       0.733186             2,772            2,032
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     1.15%       0.732726             4,429            3,245
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     1.25%       0.732419         2,113,265        1,547,796
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     1.40%       0.731962            36,031           26,373
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     1.45%       0.731812           160,750          117,639
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     1.50%       0.731653           110,160           80,599
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     1.60%       0.731348            45,771           33,475
Hartford International Capital Appreciation HLS Fund
  Class IA                                                     1.70%       0.731043            38,050           27,816
Hartford International Capital Appreciation HLS Fund
  Class IB                                                     1.45%       0.731272         1,516,301        1,108,828
Hartford International Capital Appreciation HLS Fund
  Class IB                                                     1.60%       0.730809           169,456          123,840
Hartford International Capital Appreciation HLS Fund
  Class IB                                                     1.65%       0.730658           404,937          295,870
Hartford International Capital Appreciation HLS Fund
  Class IB                                                     1.80%       0.730196           217,008          158,458
Hartford International Small Company HLS Fund Class IA         0.80%       0.834261             1,512            1,262
Hartford International Small Company HLS Fund Class IA         1.00%       0.833565            10,534            8,781
Hartford International Small Company HLS Fund Class IA         1.15%       0.833045             1,293            1,077
Hartford International Small Company HLS Fund Class IA         1.25%       0.832693           323,828          269,650
Hartford International Small Company HLS Fund Class IA         1.40%       0.832172               651              542
Hartford International Small Company HLS Fund Class IA         1.45%       0.831998             7,190            5,982
Hartford International Small Company HLS Fund Class IA         1.60%       0.831479            24,602           20,456
Hartford International Small Company HLS Fund Class IA         1.70%       0.831130             9,447            7,852
Hartford International Small Company HLS Fund Class IB         1.45%       0.831374           129,566          107,718
Hartford International Small Company HLS Fund Class IB         1.60%       0.830854             3,623            3,010
Hartford International Small Company HLS Fund Class IB         1.65%       0.830676            16,417           13,637
Hartford International Small Company HLS Fund Class IB         1.80%       0.830158            27,994           23,240
Hartford MidCap Value HLS Fund Class IA                        0.80%       0.823854           694,115          571,849
Hartford MidCap Value HLS Fund Class IA                        0.95%       0.823332            29,720           24,470

Hartford MidCap Value HLS Fund Class IA                        1.00%       0.823165          $136,088         $112,023
Hartford MidCap Value HLS Fund Class IA                        1.15%       0.822652            52,029           42,802
Hartford MidCap Value HLS Fund Class IA                        1.25%       0.822305        26,610,987       21,882,348
Hartford MidCap Value HLS Fund Class IA                        1.40%       0.821789           700,227          575,439
Hartford MidCap Value HLS Fund Class IA                        1.45%       0.821615         1,390,698        1,142,619
Hartford MidCap Value HLS Fund Class IA                        1.50%       0.821445           865,889          711,281
Hartford MidCap Value HLS Fund Class IA                        1.60%       0.821099           544,596          447,168
Hartford MidCap Value HLS Fund Class IA                        1.65%       0.820926            54,998           45,149
Hartford MidCap Value HLS Fund Class IA                        1.70%       0.820756           217,761          178,729
Hartford MidCap Value HLS Fund Class IA                        1.85%       0.820244             7,207            5,912
Hartford MidCap Value HLS Fund Class IB                        1.45%       0.821064         6,140,352        5,041,622
Hartford MidCap Value HLS Fund Class IB                        1.60%       0.820549           823,834          675,996
Hartford MidCap Value HLS Fund Class IB                        1.65%       0.820376         2,129,290        1,746,818
Hartford MidCap Value HLS Fund Class IB                        1.80%       0.819865         1,376,011        1,128,143
Hartford Value HLS Fund Class IA                               0.80%       0.918205           231,618          212,673
Hartford Value HLS Fund Class IA                               0.95%       0.917631           115,429          105,921
Hartford Value HLS Fund Class IA                               1.00%       0.917438            29,575           27,134
Hartford Value HLS Fund Class IA                               1.15%       0.916864             7,318            6,710
Hartford Value HLS Fund Class IA                               1.25%       0.916476        10,429,139        9,558,055
Hartford Value HLS Fund Class IA                               1.40%       0.915908           659,807          604,323
Hartford Value HLS Fund Class IA                               1.45%       0.915721           597,481          547,126
Hartford Value HLS Fund Class IA                               1.50%       0.915529           563,315          515,731
Hartford Value HLS Fund Class IA                               1.60%       0.915143           160,788          147,144
Hartford Value HLS Fund Class IA                               1.65%       0.914950            11,165           10,216
Hartford Value HLS Fund Class IA                               1.70%       0.914763           135,105          123,589
Hartford Value HLS Fund Class IA                               1.85%       0.914188            15,712           14,363
Hartford Value HLS Fund Class IB                               1.45%       0.915087         2,956,803        2,705,732
Hartford Value HLS Fund Class IB                               1.60%       0.914509           244,929          223,989
Hartford Value HLS Fund Class IB                               1.65%       0.914316           775,706          709,241
Hartford Value HLS Fund Class IB                               1.80%       0.913746           589,053          538,245
Prudential 20/20 Focus Fund                                    1.80%       0.866545            16,936           14,676
Prudential Jennison Growth Fund                                1.60%       0.538116            43,678           23,504
Prudential Jennison Growth Fund                                1.65%       0.768289            32,306           24,821
Prudential Jennison Growth Fund                                1.80%       0.767620           103,621           79,541
Prudential Value Portfolio                                     1.65%       0.847407            17,040           14,439
Prudential Value Portfolio                                     1.80%       0.846874             3,665            3,104
                                                                                                        --------------
SUBTOTAL                                                                                                20,727,590,115
                                                                                                        --------------

ANNUITY CONTRACTS IN THE ANNUITY PERIOD:

Hartford Bond HLS Fund, Inc. Cl IA                             1.25%       2.573381         1,001,236        2,576,563
Hartford Stock HLS Fund, Inc. IA                               0.80%       0.822177            26,948           22,156
Hartford Stock HLS Fund, Inc. IA                               1.25%       5.148723         3,140,080       16,167,401
Hartford VA Money Market HLS Fund, Inc. Cl IA                  1.25%       1.906239         1,234,531        2,353,311
Hartford Advisers HLS Fund, Inc. Cl IA                         0.80%        0.94573            28,332           26,795
Hartford Advisers HLS Fund, Inc. Cl IA                         1.25%       4.157982         4,989,118       20,744,663
Hartford Advisers HLS Fund, Inc. Cl IA                         1.45%       0.887124            53,487           47,450
Hartford Capital Appreciation HLS Fund, Inc. Cl IA             0.80%       1.134171            22,716           25,764
Hartford Capital Appreciation HLS Fund, Inc. Cl IA             1.25%       6.827615         1,740,511       11,883,539
Hartford Mortgage Securities HLS Fund, Inc. Cl IA              1.25%       2.563543           561,209        1,438,682
Hartford Index HLS Fund, Inc. Cl IA                            1.25%       3.936895           697,124        2,744,504
Hartford International Opportunities HLS Fund, Inc. Cl IA      1.25%       1.344803         1,260,805        1,695,534
Hartford Dividend and Growth HLS Fund, Inc. Cl IA              0.80%       1.045997            28,575           29,890
Hartford Dividend and Growth HLS Fund, Inc. Cl IA              1.25%       2.505807         2,100,051        5,262,322
Hartford Dividend and Growth HLS Fund, Inc. Cl IB              1.45%       1.058603             5,097            5,395
Hartford Global Advisers HLS Fund, Inc. Cl IA                  1.25%       1.426781           672,114          958,959
Hartfors Small Company HLS Fund, Inc. Cl IA                    1.25%       1.301895         1,084,303        1,411,649
Hartford MidCap HLS Fund, Inc. Cl IA                           1.25%       2.026121         1,297,013        2,627,906
Hartford MidCap HLS Fund, Inc. Cl IB                           1.45%       0.809534             6,339            5,132
Hartford Global Leaders HLS Fund Cl IA                         0.80%       0.878548            23,375           20,536
Hartford Global Leaders HLS Fund Cl IA                         1.25%       1.315318           697,082          916,884
Hartford High Yield HLS Fund Cl IA                             1.25%       1.021516           490,065          500,609
Hartford Growth and Income HLS Fund, Inc. Cl IA                1.25%       1.082162           919,417          994,958
Hartford Growth and Income HLS Fund, Inc. Cl IB                1.45%       0.784808             6,420            5,039
Evergreen VIP Growth                                           1.25%       0.892525             1,863            1,663
Hartford Global Health HLS Class IA                            1.25%       1.356108           215,761          292,595
Hartford Global Health HLS Class IB                            1.45%       1.348863             4,438            5,987
Hartford Global Technology HLS Class IA                        1.25%       0.338539           243,906           82,572
First American International Portfolio                         1.25%       0.567849             6,541            3,714
First American Large Cap Growth Portfolio                      1.25%       0.492171             3,326            1,637
First American Technology Portfolio                            1.25%       0.179286             3,752              673
Hartford Focus HLS Fund Class IA                               1.25%       0.871008            45,656           39,767
Hartford Global Financial Services HLS Fund Class IA           1.25%       0.898155            21,704           19,493
Hartford International Small Company HLS Fund Cl IA            1.25%       0.832693             3,107            2,587
Hartford MidCap Value HLS Fund Class IA                        1.25%       0.822305            47,365           38,949
Hartford Value HLS Fund Class IA                               1.25%       0.916476            63,215           57,935
                                                                                                       ---------------
SUBTOTAL                                                                                                    73,013,211
                                                                                                       ---------------

GRAND TOTAL                                                                                            $20,800,603,326
                                                                                                       ===============

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              HARTFORD
                                                                           HARTFORD         HARTFORD           CAPITAL
                                     HARTFORD BOND    HARTFORD STOCK     MONEY MARKET       ADVISERS        APPRECIATION
                                        HLS FUND         HLS FUND          HLS FUND         HLS FUND          HLS FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                     -------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                           $28,186,254     $           --     $18,482,453     $   129,785,766   $       277,348

EXPENSES:
  Mortality and expense
    undertakings                       (5,415,502)       (39,835,150)     (5,831,926)        (60,360,359)      (47,232,642)
                                      -----------     ---------------    -----------     ---------------   ---------------
    Net investment income (loss)       22,770,752        (39,835,150)     12,650,527          69,425,407       (46,955,294)
                                      -----------     ---------------    -----------     ---------------   ---------------
CAPITAL GAINS INCOME (LOSS)                    --        313,537,955           6,626         315,651,010     1,382,581,884
                                      -----------     ---------------    -----------     ---------------   ---------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions                  62,546        (29,156,259)             --         (17,173,677)      (24,688,573)
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  12,335,430     (1,250,656,288)             --      (1,148,646,074)   (2,278,246,172)
                                      -----------     ---------------    -----------     ---------------   ---------------
    Net gain (loss) on investments     12,397,976     (1,279,812,547)             --      (1,165,819,751)   (2,302,934,745)
                                      -----------     ---------------    -----------     ---------------   ---------------
      Net increase (decrease) in
        net assets resulting from
        operations                    $35,168,728     $(1,006,109,742)   $12,657,153     $  (780,743,334)  $  (967,308,155)
                                      ===========     ===============    ===========     ===============   ===============

                                       HARTFORD                       HARTFORD        HARTFORD        HARTFORD
                                       MORTGAGE       HARTFORD      INTERNATIONAL     DIVIDEND         GLOBAL
                                      SECURITIES        INDEX       OPPORTUNITIES    AND GROWTH       ADVISERS
                                       HLS FUND       HLS FUND        HLS FUND        HLS FUND        HLS FUND
                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                     ---------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                           $7,832,358    $          --   $    841,448    $   1,060,541   $         --
EXPENSES:
  Mortality and expense
    undertakings                      (1,287,610)      (9,073,049)    (6,417,784)     (18,524,751)    (2,359,841)
                                      ----------    -------------   -------------   -------------   ------------
    Net investment income (loss)       6,544,748       (9,073,049)    (5,576,336)     (17,464,210)    (2,359,841)
                                      ----------    -------------   -------------   -------------   ------------
CAPITAL GAINS INCOME (LOSS)                   --       16,353,699     91,664,691      126,063,937     14,505,132
                                      ----------    -------------   -------------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions                  1,941      (14,621,052)   (15,772,307)      (2,932,323)      (824,239)
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  1,614,358     (217,003,438)  (268,515,151)    (335,253,802)   (47,791,231)
                                      ----------    -------------   -------------   -------------   ------------
    Net gain (loss) on investments     1,616,299     (231,624,490)  (284,287,458)    (338,186,125)   (48,615,470)
                                      ----------    -------------   -------------   -------------   ------------
      Net increase (decrease) in
        net assets resulting from
        operations                    $8,161,047    $(224,343,840)  $(198,199,103)  $(229,586,398)  $(36,470,179)
                                      ==========    =============   =============   =============   ============

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                   HARTFORD                       HARTFORD     EVERGREEN VA
                                  HARTFORD         HARTFORD         GLOBAL         HARTFORD      GROWTH AND      PERPETUAL
                                SMALL COMPANY       MIDCAP          LEADERS       HIGH YIELD       INCOME      INTERNATIONAL
                                  HLS FUND         HLS FUND        HLS FUND        HLS FUND       HLS FUND      GROWTH FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                               ---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                     $          --    $          --   $      46,669   $    46,091    $        --      $   8,672

EXPENSES:
  Mortality and expense
    undertakings                   (4,611,248)     (10,542,738)     (3,400,158)     (657,685)    (2,686,787)       (16,479)
                                -------------    -------------   -------------   -----------    ------------     ---------
    Net investment income
      (loss)                       (4,611,248)     (10,542,738)     (3,353,489)     (611,594)    (2,686,787)        (7,807)
                                -------------    -------------   -------------   -----------    ------------     ---------
CAPITAL GAINS INCOME               34,842,117      138,899,591       3,956,414            --     11,508,843        135,029
                                -------------    -------------   -------------   -----------    ------------     ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions         (11,996,539)     (10,467,466)     (3,568,923)     (128,153)      (678,856)         2,767
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                       (206,697,989)    (367,649,433)   (106,030,729)   (4,590,054)   (66,180,737)      (530,501)
                                -------------    -------------   -------------   -----------    ------------     ---------
    Net gain (loss) on
      investments                (218,694,528)    (378,116,899)   (109,599,652)   (4,718,207)   (66,859,593)      (527,734)
                                -------------    -------------   -------------   -----------    ------------     ---------
      Net increase (decrease)
        in net assets
        resulting from
        operations              $(188,463,659)   $(249,760,046)  $(108,996,727)  $(5,329,801)   $(58,037,537)    $(400,512)
                                =============    =============   =============   ===========    ============     =========

                                                               MERRILL LYNCH   MERRILL LYNCH
                               EVERGREEN VA                      LARGE CAP        GLOBAL
                                  CAPITAL      EVERGREEN VA       GROWTH          GROWTH
                                GROWTH FUND     GROWTH FUND     FOCUS FUND      FOCUS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                               -------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                      $   8,576       $      --       $     327       $      --
EXPENSES:
  Mortality and expense
    undertakings                   (16,606)         (9,131)        (15,117)        (11,657)
                                 ---------       ---------       ---------       ---------
    Net investment income
      (loss)                        (8,030)         (9,131)        (14,790)        (11,657)
                                 ---------       ---------       ---------       ---------
CAPITAL GAINS INCOME                18,644         163,057              --              --
                                 ---------       ---------       ---------       ---------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions           13,482          21,619           1,889          (4,305)
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                        (415,984)       (442,940)       (314,042)       (377,021)
                                 ---------       ---------       ---------       ---------
    Net gain (loss) on
      investments                 (402,502)       (421,321)       (312,153)       (381,326)
                                 ---------       ---------       ---------       ---------
      Net increase (decrease)
        in net assets
        resulting from
        operations               $(391,888)      $(267,395)      $(326,943)      $(392,983)
                                 =========       =========       =========       =========

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                       HARTFORD       HARTFORD
                                        GLOBAL         GLOBAL      EVERGREEN VA                    EVERGREEN VA    FIRST AMERICAN
                                        HEALTH       TECHNOLOGY     FOUNDATION     EVERGREEN VA       SPECIAL      INTERNATIONAL
                                       HLS FUND       HLS FUND         FUND         OMEGA FUND      EQUITY FUND      PORTFOLIO
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                          $        --    $        --       $     3        $      --        $    --        $      --

EXPENSES:
  Mortality and expense
    undertakings                        (966,440)      (522,803)         (514)          (5,777)          (234)         (14,351)
                                     -----------    ------------      -------        ---------        -------        ---------
    Net investment income (loss)        (966,440)      (522,803)         (511)          (5,777)          (234)         (14,351)
                                     -----------    ------------      -------        ---------        -------        ---------
CAPITAL GAINS INCOME                          --             --            --               --             --               --
                                     -----------    ------------      -------        ---------        -------        ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions               (455,707)    (1,078,916)           (7)          (3,747)            --           (5,350)
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (5,901,055)   (30,142,868)       (5,358)        (139,671)        (4,496)        (477,240)
                                     -----------    ------------      -------        ---------        -------        ---------
    Net gain (loss) on investments    (6,356,762)   (31,221,784)       (5,365)        (143,418)        (4,496)        (482,590)
                                     -----------    ------------      -------        ---------        -------        ---------
      Net increase (decrease) in
        net assets resulting from
        operations                   $(7,323,202)   $(31,744,587)     $(5,876)       $(149,195)       $(4,730)       $(496,941)
                                     ===========    ============      =======        =========        =======        =========

                                     FIRST AMERICAN
                                       LARGE CAP      FIRST AMERICAN
                                         GROWTH         TECHNOLOGY
                                       PORTFOLIO        PORTFOLIO
                                      SUB-ACCOUNT      SUB-ACCOUNT
                                     -------------------------------
INVESTMENT INCOME:
  Dividends                            $      --       $        --
EXPENSES:
  Mortality and expense
    undertakings                         (11,400)          (12,596)
                                       ---------       -----------
    Net investment income (loss)         (11,400)          (12,596)
                                       ---------       -----------
CAPITAL GAINS INCOME                          --                --
                                       ---------       -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions                (12,556)          (16,523)
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   (554,276)       (1,311,060)
                                       ---------       -----------
    Net gain (loss) on investments      (566,832)       (1,327,583)
                                       ---------       -----------
      Net increase (decrease) in
        net assets resulting from
        operations                     $(578,232)      $(1,340,179)
                                       =========       ===========

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              HARTFORD         HARTFORD         HARTFORD
                                                               GLOBAL       INTERNATIONAL    INTERNATIONAL
                          HARTFORD      HARTFORD GLOBAL      FINANCIAL         CAPITAL           SMALL           HARTFORD
                           FOCUS         COMMUNICATIONS       SERVICES       APPRECIATION       COMPANY        MIDCAP VALUE
                          HLS FUND          HLS FUND          HLS FUND         HLS FUND         HLS FUND         HLS FUND
                        SUB-ACCOUNT+      SUB-ACCOUNT+      SUB-ACCOUNT+     SUB-ACCOUNT+     SUB-ACCOUNT+     SUB-ACCOUNT+
                       -----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends             $        --        $     243         $     528        $      --         $     --       $        --

EXPENSES:
  Mortality and
    expense
    undertakings            (60,006)          (2,466)           (8,473)          (9,319)          (1,475)          (88,362)
                        -----------        ---------         ---------        ---------         --------       -----------
    Net investment
      income (loss)         (60,006)          (2,223)           (7,945)          (9,319)          (1,475)          (88,362)
                        -----------        ---------         ---------        ---------         --------       -----------
CAPITAL GAINS INCOME             --               --                --               --               --                --
                        -----------        ---------         ---------        ---------         --------       -----------

NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS:
  Net realized gain
    (loss) on
    security
    transactions            (14,198)         (14,392)          (11,863)         (28,166)         (11,761)          (46,301)
  Net unrealized
    appreciation
    (depreciation) of
    investments
    during the period    (1,943,543)        (132,524)         (282,457)        (518,349)         (70,023)       (5,758,057)
                        -----------        ---------         ---------        ---------         --------       -----------
    Net gain (loss)
      on investments     (1,957,741)        (146,916)         (294,320)        (546,515)         (81,784)       (5,804,358)
                        -----------        ---------         ---------        ---------         --------       -----------
      Net increase
        (decrease) in
        net assets
        resulting
        from
        operations      $(2,017,747)       $(149,139)        $(302,265)       $(555,834)        $(83,259)      $(5,892,720)
                        ===========        =========         =========        =========         ========       ===========


                          HARTFORD        PRUDENTIAL                          PRUDENTIAL
                           VALUE          20/20 FOCUS       PRUDENTIAL          VALUE
                          HLS FUND           FUND          JENNISON FUND    PORTFOLIO FUND
                        SUB-ACCOUNT+     SUB-ACCOUNT++     SUB-ACCOUNT++     SUB-ACCOUNT+
                       -------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends             $        --         $     9          $     --            $  2
EXPENSES:
  Mortality and
    expense
    undertakings            (38,062)            (64)             (877)            (13)
                        -----------         -------          --------            ----
    Net investment
      income (loss)         (38,062)            (55)             (877)            (11)
                        -----------         -------          --------            ----
CAPITAL GAINS INCOME             --              63               907              --
                        -----------         -------          --------            ----
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS:
  Net realized gain
    (loss) on
    security
    transactions             (1,698)             (2)              (36)             --
  Net unrealized
    appreciation
    (depreciation) of
    investments
    during the period    (1,154,102)         (1,429)          (17,891)            484
                        -----------         -------          --------            ----
    Net gain (loss)
      on investments     (1,155,800)         (1,431)          (17,927)            484
                        -----------         -------          --------            ----
      Net increase
        (decrease) in
        net assets
        resulting
        from
        operations      $(1,193,862)        $(1,423)         $(17,897)           $473
                        ===========         =======          ========            ====

 +  Amounts represent from inception, May 1, 2001 to September 30, 2001

++  Amounts represent from inception, January 29, 2001 to September 30, 2001

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
SEPTEMBER 30, 2001
(UNAUDITED)
-------------------------------------------------------------------------------

                                                                 HARTFORD                              HARTFORD CAPITAL
                        HARTFORD BOND      HARTFORD STOCK      MONEY MARKET      HARTFORD ADVISERS       APPRECIATION
                           HLS FUND           HLS FUND           HLS FUND            HLS FUND              HLS FUND
                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                       -------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment
    income (loss)        $ 22,770,752      $  (39,835,150)     $ 12,650,527       $   69,425,407        $  (46,955,294)
  Capital gains
    income (losses)                --         313,537,955             6,626          315,651,010         1,382,581,884
  Net realized gain
    (loss) on
    security
    transactions               62,546         (29,156,259)               --          (17,173,677)          (24,688,573)
  Net unrealized
    appreciation
    (depreciation) of
    investments
    during the period      12,335,430      (1,250,656,288)               --       (1,148,646,074)       (2,278,246,172)
                         ------------      --------------      ------------       --------------        --------------
  Net increase
    (decrease) in net
    assets resulting
    from operations        35,168,728      (1,006,109,742)       12,657,153         (780,743,334)         (967,308,155)
                         ------------      --------------      ------------       --------------        --------------
UNIT TRANSACTIONS:
  Purchases                60,961,950         188,433,948       146,417,773          281,406,599           251,239,463
  Net transfers           189,474,551         (16,877,190)      320,592,917           54,118,491            65,741,953
  Surrenders for
    benefit payments
    and fees              (39,888,675)       (225,810,451)     (143,101,451)        (437,997,237)         (252,595,671)
  Net annuity
    transactions              672,443              31,087           154,927            1,106,536               552,210
                         ------------      --------------      ------------       --------------        --------------
  Net increase
    (decrease) in net
    assets resulting
    from unit
    transactions          211,220,269         (54,222,606)      324,064,166         (101,365,611)           64,937,955
                         ------------      --------------      ------------       --------------        --------------
  Net increase
    (decrease) in net
    assets                246,388,997      (1,060,332,348)      336,721,319         (882,108,945)         (902,370,200)

NET ASSETS:
  Beginning of period     474,446,605       4,584,522,050       478,019,668        6,696,093,572         5,038,650,547
                         ------------      --------------      ------------       --------------        --------------
  End of period          $720,835,602      $3,524,189,702      $814,740,987       $5,813,984,627        $4,136,280,347
                         ============      ==============      ============       ==============        ==============

                                                                    HARTFORD          HARTFORD
                                                                  INTERNATIONAL     DIVIDEND AND     HARTFORD GLOBAL
                        HARTFORD MORTGAGE      HARTFORD INDEX     OPPORTUNITIES      GROWTH HLS       ADVISERS HLS
                          SECURITIES HLS          HLS FUND          HLS FUND            FUND              FUND
                         FUND SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                       -------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment
    income (loss)          $  6,544,748        $   (9,073,049)    $ (5,576,336)    $ (17,464,210)     $ (2,359,841)
  Capital gains
    income (losses)                  --            16,353,699       91,664,691       126,063,937        14,505,132
  Net realized gain
    (loss) on
    security
    transactions                  1,941           (14,621,052)     (15,772,307)       (2,932,323)         (824,239)
  Net unrealized
    appreciation
    (depreciation) of
    investments
    during the period         1,614,358          (217,003,438)    (268,515,151)     (335,253,802)      (47,791,231)
                           ------------        --------------     ------------     --------------     ------------
  Net increase
    (decrease) in net
    assets resulting
    from operations           8,161,047          (224,343,840)    (198,199,103)     (229,586,398)      (36,470,179)
                           ------------        --------------     ------------     --------------     ------------
UNIT TRANSACTIONS:
  Purchases                  15,470,348            35,877,693       22,126,954        98,525,661        10,338,089
  Net transfers              46,654,491           (25,376,182)     (13,248,464)      120,257,745        (5,972,323)
  Surrenders for
    benefit payments
    and fees                (10,612,666)          (46,503,756)     (49,884,245)      (97,719,882)      (13,358,195)
  Net annuity
    transactions                776,870               (66,327)          (3,896)          458,974           525,158
                           ------------        --------------     ------------     --------------     ------------
  Net increase
    (decrease) in net
    assets resulting
    from unit
    transactions             52,289,043           (36,068,572)     (41,009,651)      121,522,498        (8,467,271)
                           ------------        --------------     ------------     --------------     ------------
  Net increase
    (decrease) in net
    assets                   60,450,090          (260,412,412)    (239,208,754)     (108,063,900)      (44,937,450)
NET ASSETS:
  Beginning of period       114,121,783         1,049,393,764      771,042,065     1,972,676,825       267,224,417
                           ------------        --------------     ------------     --------------     ------------
  End of period            $174,571,873        $  788,981,352     $531,833,311     $1,864,612,925     $222,286,967
                           ============        ==============     ============     ==============     ============

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
-------------------------------------------------------------------------------

                                                                             HARTFORD
                                          HARTFORD          HARTFORD          GLOBAL          HARTFORD       HARTFORD GROWTH
                                        SMALL COMPANY        MIDCAP           LEADERS        HIGH YIELD        AND INCOME
                                          HLS FUND          HLS FUND         HLS FUND         HLS FUND          HLS FUND
                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                                     ----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)         $  (4,611,248)    $ (10,542,738)   $  (3,353,489)   $    (611,594)      $ (2,686,787)
  Capital gains income                    34,842,117       138,899,591        3,956,414               --         11,508,843
  Net realized gain (loss)on
    security transactions                (11,996,539)      (10,467,466)      (3,568,923)        (128,153)          (678,856)
  Net unrealized appreciation
    (depreciation)of investments
    during the period                   (206,697,989)     (367,649,433)    (106,030,729)      (4,590,054)       (66,180,737)
                                       -------------     --------------   -------------    --------------      ------------
  Net increase (decrease)in net
    assets resulting from
    operations                          (188,463,659)     (249,760,046)    (108,996,727)      (5,329,801)       (58,037,537)
                                       -------------     --------------   -------------    --------------      ------------

UNIT TRANSACTIONS:
  Purchases                               27,750,715        92,526,564       40,106,710       16,085,698         40,578,868
  Net transfers                          (20,864,756)       68,796,988       12,349,092       27,964,072         41,857,406
  Surrenders for benefit payments
    and fees                             (20,492,533)      (46,300,088)     (14,841,982)      (4,419,617)       (13,890,325)
  Net annuity transactions                  (272,160)          525,225          243,948          323,742            454,032
                                       -------------     --------------   -------------    --------------      ------------
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         (13,878,734)      115,548,689       37,857,768       39,953,895         68,999,981
                                       -------------     --------------   -------------    --------------      ------------
  Net increase (decrease)in net
    assets                              (202,342,393)     (134,211,357)     (71,138,959)      34,624,094         10,962,444

NET ASSETS:
  Beginning of period                    575,896,462     1,085,082,707      374,275,874       39,452,940        256,276,474
                                       -------------     --------------   -------------    --------------      ------------
  End of period                        $ 373,554,069     $ 950,871,350    $ 303,136,915    $  74,077,034       $267,238,918
                                       =============     ==============   =============    ==============      ============

                                       EVERGREEN VA                                         MERRILL LYNCH    MERRILL LYNCH
                                        PERPETUAL       EVERGREEN VA                         LARGE CAP          GLOBAL
                                      INTERNATIONAL        CAPITAL        EVERGREEN VA         GROWTH           GROWTH
                                       GROWTH FUND       GROWTH FUND       GROWTH FUND       FOCUS FUND       FOCUS FUND
                                       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                     ----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)         $   (7,807)       $   (8,030)       $   (9,131)       $  (14,790)      $  (11,657)
  Capital gains income                    135,029            18,644           163,057                --               --
  Net realized gain (loss)on
    security transactions                   2,767            13,482            21,619             1,889           (4,305)
  Net unrealized appreciation
    (depreciation)of investments
    during the period                    (530,501)         (415,984)         (442,940)         (314,042)        (377,021)
                                       ----------        ----------        ----------        ----------       ----------
  Net increase (decrease)in net
    assets resulting from
    operations                           (400,512)         (391,888)         (267,395)         (326,943)        (392,983)
                                       ----------        ----------        ----------        ----------       ----------
UNIT TRANSACTIONS:
  Purchases                               273,071           434,223            94,755           101,726           82,993
  Net transfers                           (56,787)           39,923          (119,573)          270,985           53,396
  Surrenders for benefit payments
    and fees                             (108,922)          (92,001)          (81,926)          (37,230)         (33,355)
  Net annuity transactions                     --                --              (129)               --               --
                                       ----------        ----------        ----------        ----------       ----------
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          107,362           382,145          (106,873)          335,481          103,034
                                       ----------        ----------        ----------        ----------       ----------
  Net increase (decrease)in net
    assets                               (293,150)           (9,743)         (374,268)            8,538         (289,949)
NET ASSETS:
  Beginning of period                   1,737,379         1,596,454         1,115,053         1,533,734        1,350,317
                                       ----------        ----------        ----------        ----------       ----------
  End of period                        $1,444,229        $1,586,711        $  740,785        $1,542,272       $1,060,368
                                       ==========        ==========        ==========        ==========       ==========

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
-------------------------------------------------------------------------------

                                                          HARTFORD
                                        HARTFORD           GLOBAL        EVERGREEN VA                        EVERGREEN VA
                                      GLOBAL HEALTH      TECHNOLOGY       FOUNDATION       EVERGREEN VA        SPECIAL
                                        HLS FUND          HLS FUND          FUND            OMEGA FUND        EQUITY FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)        $    (966,440)   $     (522,803)   $        (511)   $       (5,777)    $       (234)
  Capital gains income                           --                --               --                --               --
  Net realized gain (loss) on
    security transactions                  (455,707)       (1,078,916)              (7)           (3,747)              --
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    (5,901,055)      (30,142,868)          (5,358)         (139,671)          (4,496)
                                      -------------    --------------    -------------    --------------     ------------
  Net increase (decrease) in net
    assets resulting from
    operations                           (7,323,202)      (31,744,587)          (5,876)         (149,195)          (4,730)
                                      -------------    --------------    -------------    --------------     ------------

UNIT TRANSACTIONS:
  Purchases                              22,834,132        12,914,140           19,224           380,672            6,950
  Net transfers                          24,008,963        16,599,488           21,580           134,271            3,716
  Surrenders for benefit payments
    and fees                             (4,182,002)       (1,970,733)               7            (2,598)              (3)
  Net annuity transactions                  136,400            42,884               --                --               --
                                      -------------    --------------    -------------    --------------     ------------
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         42,797,493        27,585,779           40,811           512,345           10,663
                                      -------------    --------------    -------------    --------------     ------------
  Net increase (decrease) in net
    assets                               35,474,291        (4,158,808)          34,935           363,150            5,933

NET ASSETS:
  Beginning of period                    82,103,899        42,622,131           28,397           220,313           16,804
                                      -------------    --------------    -------------    --------------     ------------
  End of period                       $ 117,578,190    $   38,463,323    $      63,332    $      583,463     $     22,737
                                      =============    ==============    =============    ==============     ============


                                                          FIRST AMERICAN
                                      FIRST AMERICAN        LARGE CAP        FIRST AMERICAN
                                       INTERNATIONAL         GROWTH           TECHNOLOGY
                                        PORTFOLIO          PORTFOLIO           PORTFOLIO
                                       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                     ------------------------------------------------------
OPERATIONS:
  Net investment income (loss)          $  (14,351)        $  (11,400)        $  (12,596)
  Capital gains income                          --                 --                 --
  Net realized gain (loss) on
    security transactions                   (5,350)           (12,556)           (16,523)
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     (477,240)          (554,276)        (1,311,060)
                                        ----------         ----------         ----------
  Net increase (decrease) in net
    assets resulting from
    operations                            (496,941)          (578,232)        (1,340,179)
                                        ----------         ----------         ----------
UNIT TRANSACTIONS:
  Purchases                                501,704            275,239            629,853
  Net transfers                            595,003            736,621            848,642
  Surrenders for benefit payments
    and fees                               (59,815)           (25,396)           (17,366)
  Net annuity transactions                    (333)              (159)               (97)
                                        ----------         ----------         ----------
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         1,036,559            986,305          1,461,032
                                        ----------         ----------         ----------
  Net increase (decrease) in net
    assets                                 539,618            408,073            120,853
NET ASSETS:
  Beginning of period                      975,545            771,486            872,603
                                        ----------         ----------         ----------
  End of period                         $1,515,163         $1,179,559         $  993,456
                                        ==========         ==========         ==========

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                         HARTFORD           HARTFORD           HARTFORD
                                                                          GLOBAL         INTERNATIONAL      INTERNATIONAL
                                 HARTFORD        HARTFORD GLOBAL        FINANCIAL           CAPITAL             SMALL
                                  FOCUS           COMMUNICATIONS         SERVICES         APPRECIATION         COMPANY
                                 HLS FUND            HLS FUND            HLS FUND           HLS FUND           HLS FUND
                               SUB-ACCOUNT+        SUB-ACCOUNT+        SUB-ACCOUNT+       SUB-ACCOUNT+       SUB-ACCOUNT+
                             ----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)                     $   (60,006)         $   (2,223)         $   (7,945)        $   (9,319)         $ (1,475)
  Capital gains income                  --                  --                  --                 --                --
  Net realized gain (loss)
    on security
    transactions                   (14,198)            (14,392)            (11,863)           (28,166)          (11,761)
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                      (1,943,543)           (132,524)           (282,457)          (518,349)          (70,023)
                               -----------          ----------          ----------         ----------          --------
  Net increase (decrease)
    in net assets resulting
    from operations             (2,017,747)           (149,139)           (302,265)          (555,834)          (83,259)
                               -----------          ----------          ----------         ----------          --------

UNIT TRANSACTIONS:
  Purchases                      5,517,752             434,743           1,443,095          2,774,051           280,662
  Net transfers                 10,840,745             694,861           1,642,935          1,371,807           283,155
  Surrenders for benefit
    payments and fees             (173,004)             (3,699)            (23,390)           (30,407)          (17,742)
  Net annuity transactions          44,726                  --              19,207                 --             2,978
                               -----------          ----------          ----------         ----------          --------
  Net increase (decrease)
    in net assets resulting
    from unit transactions      16,230,219           1,125,905           3,081,847          4,115,451           549,053
                               -----------          ----------          ----------         ----------          --------
  Net increase (decrease)
    in net assets               14,212,472             976,766           2,779,582          3,559,617           465,794

NET ASSETS:
  Beginning of period                   --                  --                  --                 --                --
                               -----------          ----------          ----------         ----------          --------
  End of period                $14,212,472          $  976,766          $2,779,582         $3,559,617          $465,794
                               ===========          ==========          ==========         ==========          ========


                                 HARTFORD           HARTFORD           PRUDENTIAL                               PRUDENTIAL
                               MIDCAP VALUE          VALUE            20/20 FOCUS           PRUDENTIAL            VALUE
                                 HLS FUND           HLS FUND              FUND            JENNISON FUND       PORTFOLIO FUND
                               SUB-ACCOUNT+       SUB-ACCOUNT+       SUB-ACCOUNT++        SUB-ACCOUNT++        SUB-ACCOUNT+
                             ------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)                      $  (88,362)       $   (38,062)          $   (55)             $   (877)           $   (11)
  Capital gains income                  --                 --                63                   907                 --
  Net realized gain (loss)
    on security
    transactions                   (46,301)            (1,698)               (2)                  (36)                --
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                      (5,758,057)        (1,154,102)           (1,429)              (17,891)               484
                                ----------        -----------           -------              --------            -------
  Net increase (decrease)
    in net assets resulting
    from operations             (5,892,720)        (1,193,862)           (1,423)              (17,897)               473
                                ----------        -----------           -------              --------            -------
UNIT TRANSACTIONS:
  Purchases                     14,862,552          6,257,792            14,268               134,257             13,721
  Net transfers                 25,726,580         11,129,574             1,831                11,503              3,350
  Surrenders for benefit
    payments and fees             (370,944)          (149,326)               --                     3                 --
  Net annuity transactions          45,847             63,947                --                    --                 --
                                ----------        -----------           -------              --------            -------
  Net increase (decrease)
    in net assets resulting
    from unit transactions      40,264,035         17,301,987            16,099               145,763             17,071
                                ----------        -----------           -------              --------            -------
  Net increase (decrease)
    in net assets               34,371,315         16,108,125            14,676               127,866             17,544
NET ASSETS:
  Beginning of period                   --                 --                --                    --                 --
                                ----------        -----------           -------              --------            -------
  End of period                 $34,371,315       $16,108,125           $14,676              $127,866            $17,544
                                ==========        ===========           =======              ========            =======

 +  Amounts represent from inception, May 1, 2001 to September 30, 2001.

++  Amounts represent from inception, January 29, 2001 to September 30, 2001.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Global Leaders Fund, High Yield Fund, Growth and Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, Mentor VIP Growth Fund, Mercury V.I. U.S. Large Cap Fund, Merrill Lynch Global Growth Focus Fund, Global Health Fund, Global Technology Fund, Evergreen VA Foundation Growth Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, First American International Portfolio, First American Large Cap Growth Portfolio and First American Technology Portfolio sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                     BOND FUND
                                                    SUB-ACCOUNT
                                                    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -- Class IA
    Shares 422,989,666
    Cost $444,549,544
      Market Value................................  $468,631,097
    Hartford Bond HLS Fund, Inc. -- Class IB
    Shares 5,254,494
    Cost $5,565,087
      Market Value................................     5,814,839
    Hartford Stock HLS Fund, Inc. -- Class IA
    Shares 771,963,737
    Cost $3,831,058,959
      Market Value................................       --
    Hartford Stock HLS Fund, Inc. -- Class IB
    Shares 7,699,197
    Cost $48,658,686
      Market Value................................       --
    Hartford Money Market HLS Fund, Inc. --
     Class IA
    Shares 457,778,635
    Cost $457,778,635
      Market Value................................       --
    Hartford Money Market HLS Fund, Inc. --
     Class IB
    Shares 20,153,471
    Cost $20,153,471
      Market Value................................       --
    Hartford Advisers HLS Fund, Inc. -- Class IA
    Shares 2,493,600,724
    Cost $5,779,506,672
      Market Value................................       --
    Hartford Advisers HLS Fund, Inc. -- Class IB
    Shares 18,970,134
    Cost $52,016,747
      Market Value................................       --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IA
    Shares 841,552,527
    Cost $3,578,792,687
      Market Value................................       --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IB
    Shares 8,668,160
    Cost $53,204,110
      Market Value................................       --
  Due from Hartford Life and Annuity Insurance
   Company........................................     1,387,919
  Receivable from fund shares sold................       --
                                                    ------------
  Total Assets....................................   475,833,855
                                                    ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................       --
  Payable for fund shares purchased...............     1,387,250
                                                    ------------
  Total Liabilities...............................     1,387,250
                                                    ------------
  Net Assets (variable annuity contract
   liabilities)...................................  $474,446,605
                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                    MONEY MARKET                       CAPITAL
                                                      STOCK FUND        FUND      ADVISERS FUND   APPRECIATION FUND
                                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                                    --------------  ------------  --------------  -----------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -- Class IA
    Shares 422,989,666
    Cost $444,549,544
      Market Value................................        --            --             --               --
    Hartford Bond HLS Fund, Inc. -- Class IB
    Shares 5,254,494
    Cost $5,565,087
      Market Value................................        --            --             --               --
    Hartford Stock HLS Fund, Inc. -- Class IA
    Shares 771,963,737
    Cost $3,831,058,959
      Market Value................................  $4,539,251,760      --             --               --
    Hartford Stock HLS Fund, Inc. -- Class IB
    Shares 7,699,197
    Cost $48,658,686
      Market Value................................      45,262,006      --             --               --
    Hartford Money Market HLS Fund, Inc. --
     Class IA
    Shares 457,778,635
    Cost $457,778,635
      Market Value................................        --        $457,778,635       --               --
    Hartford Money Market HLS Fund, Inc. --
     Class IB
    Shares 20,153,471
    Cost $20,153,471
      Market Value................................        --         20,153,471        --               --
    Hartford Advisers HLS Fund, Inc. -- Class IA
    Shares 2,493,600,724
    Cost $5,779,506,672
      Market Value................................        --            --        $6,645,585,571        --
    Hartford Advisers HLS Fund, Inc. -- Class IB
    Shares 18,970,134
    Cost $52,016,747
      Market Value................................        --            --           50,509,271         --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IA
    Shares 841,552,527
    Cost $3,578,792,687
      Market Value................................        --            --             --          $4,987,034,382
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IB
    Shares 8,668,160
    Cost $53,204,110
      Market Value................................        --            --             --              51,340,681
  Due from Hartford Life and Annuity Insurance
   Company........................................       1,026,211   57,726,073        --               --
  Receivable from fund shares sold................        --            --            2,645,766         4,831,639
                                                    --------------  ------------  --------------   --------------
  Total Assets....................................   4,585,539,977  535,658,179   6,698,740,608     5,043,206,702
                                                    --------------  ------------  --------------   --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................        --            --            2,647,036         4,556,155
  Payable for fund shares purchased...............       1,017,927   57,638,511        --               --
                                                    --------------  ------------  --------------   --------------
  Total Liabilities...............................       1,017,927   57,638,511       2,647,036         4,556,155
                                                    --------------  ------------  --------------   --------------
  Net Assets (variable annuity contract
   liabilities)...................................  $4,584,522,050  $478,019,668  $6,696,093,572   $5,038,650,547
                                                    ==============  ============  ==============   ==============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                                       MORTGAGE
                                                    SECURITIES FUND
                                                      SUB-ACCOUNT
                                                    ---------------
ASSETS:
  Investments:
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IA
    Shares 99,659,859
    Cost $108,127,060
      Market Value................................   $113,437,435
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IB
    Shares 603,807
    Cost $658,592
      Market Value................................        686,020
    Hartford Index HLS Fund, Inc. -- Class IA
    Shares 278,988,832
    Cost $785,730,797
      Market Value................................       --
    Hartford Index HLS Fund, Inc. -- Class IB
    Shares 2,751,169
    Cost $11,086,069
      Market Value................................       --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IA
    Shares 560,468,737
    Cost $745,847,205
      Market Value................................       --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IB
    Shares 5,119,150
    Cost $7,791,948
      Market Value................................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IA
    Shares 923,643,512
    Cost $1,578,273,260
      Market Value................................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IB
    Shares 5,279,087
    Cost $10,892,315
      Market Value................................       --
    Hartford International Advisers HLS
     Fund, Inc. -- Class IA
    Shares 229,851,426
    Cost $270,142,263
      Market Value................................       --
    Hartford International Advisers HLS
     Fund, Inc. -- Class IB
    Shares 2,750,553
    Cost $3,461,966
      Market Value................................       --
  Due from Hartford Life and Annuity Insurance
   Company........................................       --
  Receivable from fund shares sold................         78,796
                                                     ------------
  Total Assets....................................    114,202,251
                                                     ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         80,468
  Payable for fund shares purchased...............       --
                                                     ------------
  Total Liabilities...............................         80,468
                                                     ------------
  Net Assets (variable annuity contract
   liabilities)...................................   $114,121,783
                                                     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                       INTERNATIONAL       DIVIDEND AND    INTERNATIONAL
                                                      INDEX FUND     OPPORTUNITIES FUND    GROWTH FUND     ADVISERS FUND
                                                      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                                    ---------------  ------------------  ----------------  -------------
ASSETS:
  Investments:
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IA
    Shares 99,659,859
    Cost $108,127,060
      Market Value................................        --               --                  --               --
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IB
    Shares 603,807
    Cost $658,592
      Market Value................................        --               --                  --               --
    Hartford Index HLS Fund, Inc. -- Class IA
    Shares 278,988,832
    Cost $785,730,797
      Market Value................................  $1,039,153,610         --                  --               --
    Hartford Index HLS Fund, Inc. -- Class IB
    Shares 2,751,169
    Cost $11,086,069
      Market Value................................      10,235,121         --                  --               --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IA
    Shares 560,468,737
    Cost $745,847,205
      Market Value................................        --            $764,267,500           --               --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IB
    Shares 5,119,150
    Cost $7,791,948
      Market Value................................        --               6,988,776           --               --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IA
    Shares 923,643,512
    Cost $1,578,273,260
      Market Value................................        --               --             $1,961,457,675        --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IB
    Shares 5,279,087
    Cost $10,892,315
      Market Value................................        --               --                 11,213,404        --
    Hartford International Advisers HLS
     Fund, Inc. -- Class IA
    Shares 229,851,426
    Cost $270,142,263
      Market Value................................        --               --                  --          $264,068,489
    Hartford International Advisers HLS
     Fund, Inc. -- Class IB
    Shares 2,750,553
    Cost $3,461,966
      Market Value................................        --               --                  --             3,156,059
  Due from Hartford Life and Annuity Insurance
   Company........................................        --               --                    301,714        --
  Receivable from fund shares sold................         349,971        47,803,886           --               136,468
                                                    --------------      ------------      --------------   ------------
  Total Assets....................................   1,049,738,702       819,060,162       1,972,972,793    267,361,016
                                                    --------------      ------------      --------------   ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         344,938        48,018,097           --               136,599
  Payable for fund shares purchased...............        --               --                    295,968        --
                                                    --------------      ------------      --------------   ------------
  Total Liabilities...............................         344,938        48,018,097             295,968        136,599
                                                    --------------      ------------      --------------   ------------
  Net Assets (variable annuity contract
   liabilities)...................................  $1,049,393,764      $771,042,065      $1,972,676,825   $267,224,417
                                                    ==============      ============      ==============   ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                              SMALL          MIDCAP         GLOBAL
                           COMPANY FUND       FUND       LEADERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------
ASSETS:
  Investments:
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
    Shares 333,162,712
    Cost $545,364,147
      Market Value.......  $562,075,813        --             --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IB
    Shares 8,212,291
    Cost $15,473,835
      Market Value.......   13,820,580         --             --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
    Shares 425,784,273
    Cost $855,584,119
      Market Value.......      --        $1,050,412,782       --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IB
    Shares 14,081,692
    Cost $34,577,487
      Market Value.......      --            34,668,266       --
    Harford Global
     Leaders HLS Fund -
     Class IA
    Shares 202,396,080
    Cost $367,478,450
      Market Value.......      --              --        $356,081,698
    Harford Global
     Leaders HLS Fund -
     Class IB
    Shares 10,356,530
    Cost $19,287,874
      Market Value.......      --              --          18,193,782
    Harford High Yield
     HLS Fund - Class IA
    Shares 40,038,565
    Cost $40,809,532
      Market Value.......      --              --             --
    Harford High Yield
     HLS Fund - Class IB
    Shares 1,962,596
    Cost $1,960,236
      Market Value.......      --              --             --
    Hartford Growth and
     Income HLS Fund
     -Class IA
    Shares 184,562,542
    Cost $247,670,395
      Market Value.......      --              --             --
    Hartford Growth and
     Income HLS Fund
     -Class IB
    Shares 8,700,875
    Cost $12,343,742
      Market Value.......      --              --             --
    Mentor VIP Capital
     Growth HLS
     Fund, Inc.
    Shares 97,168
    Cost $1,226,212
      Market Value.......      --              --             --
    Mentor VIP Perpetual
     International HLS
     Fund, Inc.
    Shares 110,457
    Cost $1,522,898
      Market Value.......      --              --             --
    Mentor VIP Growth
     Fund, Inc.
    Shares 70,986
    Cost $793,577
      Market Value.......      --              --             --
    Mercury VI US Large
     Cap Fund - Class A
    Shares 154,145
    Cost $1,753,668
      Market Value.......      --              --             --
    Merrill Lynch Global
     Growth Focus Fund -
     Class A
    Shares 115,424
    Cost $1,641,810
      Market Value.......      --              --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --             417,471
  Receivable from fund
   shares sold...........    4,437,310        2,088,661       --
                           ------------  --------------  ------------
  Total Assets...........  580,333,703    1,087,169,709   374,692,951
                           ------------  --------------  ------------

LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............    4,437,241        2,087,002       --
  Payable for fund shares
   purchased.............      --              --             417,077
                           ------------  --------------  ------------
  Total Liabilities......    4,437,241        2,087,002       417,077
                           ------------  --------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $575,896,462  $1,085,082,707  $374,275,874
                           ============  ==============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                      MENTOR VIP       MENTOR VIP                                   MERRILL LYNCH
                              HIGH       GROWTH AND     CAPITAL        PERPETUAL       MENTOR VIP   MERCURY VI US   GLOBAL GROWTH
                           YIELD FUND   INCOME FUND   GROWTH FUND  INTERNATIONAL FUND  GROWTH FUND  LARGE CAP FUND   FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  ------------------  -----------  --------------  -------------
ASSETS:
  Investments:
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
    Shares 333,162,712
    Cost $545,364,147
      Market Value.......      --           --            --             --                --            --             --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IB
    Shares 8,212,291
    Cost $15,473,835
      Market Value.......      --           --            --             --                --            --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
    Shares 425,784,273
    Cost $855,584,119
      Market Value.......      --           --            --             --                --            --             --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IB
    Shares 14,081,692
    Cost $34,577,487
      Market Value.......      --           --            --             --                --            --
    Harford Global
     Leaders HLS Fund -
     Class IA
    Shares 202,396,080
    Cost $367,478,450
      Market Value.......      --           --            --             --                --            --             --
    Harford Global
     Leaders HLS Fund -
     Class IB
    Shares 10,356,530
    Cost $19,287,874
      Market Value.......      --           --            --             --                --            --
    Harford High Yield
     HLS Fund - Class IA
    Shares 40,038,565
    Cost $40,809,532
      Market Value.......  $37,612,148      --            --             --                --            --             --
    Harford High Yield
     HLS Fund - Class IB
    Shares 1,962,596
    Cost $1,960,236
      Market Value.......   1,840,597       --            --             --                --            --             --
    Hartford Growth and
     Income HLS Fund
     -Class IA
    Shares 184,562,542
    Cost $247,670,395
      Market Value.......      --       $244,765,551      --             --                --            --             --
    Hartford Growth and
     Income HLS Fund
     -Class IB
    Shares 8,700,875
    Cost $12,343,742
      Market Value.......      --        11,510,178       --             --                --            --             --
    Mentor VIP Capital
     Growth HLS
     Fund, Inc.
    Shares 97,168
    Cost $1,226,212
      Market Value.......      --           --        $1,596,477         --                --            --             --
    Mentor VIP Perpetual
     International HLS
     Fund, Inc.
    Shares 110,457
    Cost $1,522,898
      Market Value.......      --           --            --           $1,737,486          --            --             --
    Mentor VIP Growth
     Fund, Inc.
    Shares 70,986
    Cost $793,577
      Market Value.......      --           --            --             --            $1,115,188        --             --
    Mercury VI US Large
     Cap Fund - Class A
    Shares 154,145
    Cost $1,753,668
      Market Value.......      --           --            --             --                --         $1,533,738        --
    Merrill Lynch Global
     Growth Focus Fund -
     Class A
    Shares 115,424
    Cost $1,641,810
      Market Value.......      --           --            --             --                --            --          $1,350,463
  Due from Hartford Life
   and Annuity Insurance
   Company...............     170,150       257,978       --             --                --              1,025        --
  Receivable from fund
   shares sold...........      --           --               166              180          --            --             --
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------
  Total Assets...........  39,622,895   256,533,707    1,596,643        1,737,666       1,115,188      1,534,763      1,350,463
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------

LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --               189              287             135        --                 146
  Payable for fund shares
   purchased.............     169,955       257,233       --             --                --              1,029        --
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------
  Total Liabilities......     169,955       257,233          189              287             135          1,029            146
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $39,452,940  $256,276,474  $1,596,454       $1,737,379      $1,115,053     $1,533,734     $1,350,317
                           ===========  ============  ==========       ==========      ==========     ==========     ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                                                                      EVERGREEN VA
                                                    GLOBAL HEALTH  GLOBAL TECHNOLOGY   FOUNDATION
                                                        FUND             FUND         GROWTH FUND
                                                     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                    -------------  -----------------  ------------
ASSETS:
  Investments:
    Hartford Global Health HLS Fund -- Class IA
    Shares 51,890,836
    Cost $67,405,800
      Market Value................................   $74,836,444         --              --
    Hartford Global Health HLS Fund -- Class IB
    Shares 5,043,195
    Cost $6,797,716
      Market Value................................     7,267,405         --              --
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 59,161,555
    Cost $56,289,812
      Market Value................................       --           $37,688,336        --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 7,754,537
    Cost $6,613,148
      Market Value................................       --             4,933,987        --
    Evergreen VA Foundation Growth Fund
    Shares 1,946
    Cost $27,844
      Market Value................................       --              --             $28,408
    Evergreen VA Omega Fund
    Shares 12,984
    Cost $229,301
      Market Value................................       --              --              --
    Evergreen VA Special Equity Fund
    Shares 1,584
    Cost $16,000
      Market Value................................       --              --              --
    International Portfolio
    Shares 120,587
    Cost $968,362
      Market Value................................       --              --              --
    Large Cap Growth Portfolio
    Shares 93,184
    Cost $881,566
      Market Value................................       --              --              --
    Technology Portfolio
    Shares 150,708
    Cost $1,300,182
      Market Value................................       --              --              --
  Due from Hartford Life and Annuity Insurance
   Company .......................................       442,152          480,698        --
  Receivable from fund shares sold ...............       --              --              --
                                                     -----------      -----------       -------
  Total Assets ...................................    82,546,001       43,103,021        28,408
                                                     -----------      -----------       -------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company .......................................       --              --                  11
  Payable for fund shares purchased...............       442,102          480,890        --
                                                     -----------      -----------       -------
  Total Liabilities...............................       442,102          480,890            11
                                                     -----------      -----------       -------
  Net Assets (variable annuity contract
   liabilities) ..................................   $82,103,899      $42,622,131       $28,397
                                                     ===========      ===========       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                                 FIRST AMERICAN
                                                    EVERGREEN VA     EVERGREEN VA          FIRST AMERICAN          LARGE CAP
                                                     OMEGA FUND   SPECIAL EQUITY FUND  INTERNATIONAL PORTFOLIO  GROWTH PORTFOLIO
                                                    SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                    ------------  -------------------  -----------------------  ----------------
ASSETS:
  Investments:
    Hartford Global Health HLS Fund -- Class IA
    Shares 51,890,836
    Cost $67,405,800
      Market Value................................      --             --                    --                      --
    Hartford Global Health HLS Fund -- Class IB
    Shares 5,043,195
    Cost $6,797,716
      Market Value................................      --             --                    --                      --
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 59,161,555
    Cost $56,289,812
      Market Value................................      --             --                    --                      --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 7,754,537
    Cost $6,613,148
      Market Value................................      --             --                    --                      --
    Evergreen VA Foundation Growth Fund
    Shares 1,946
    Cost $27,844
      Market Value................................      --             --                    --                      --
    Evergreen VA Omega Fund
    Shares 12,984
    Cost $229,301
      Market Value................................    $220,340         --                    --                      --
    Evergreen VA Special Equity Fund
    Shares 1,584
    Cost $16,000
      Market Value................................      --              $16,808              --                      --
    International Portfolio
    Shares 120,587
    Cost $968,362
      Market Value................................      --             --                     $975,546               --
    Large Cap Growth Portfolio
    Shares 93,184
    Cost $881,566
      Market Value................................      --             --                    --                     $771,567
    Technology Portfolio
    Shares 150,708
    Cost $1,300,182
      Market Value................................      --             --                    --                      --
  Due from Hartford Life and Annuity Insurance
   Company .......................................      --             --                        7,580               --
  Receivable from fund shares sold ...............      --             --                    --                      --
                                                      --------          -------               --------              --------
  Total Assets ...................................     220,340           16,808                983,126               771,567
                                                      --------          -------               --------              --------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company .......................................          27                4              --                           81
  Payable for fund shares purchased...............      --             --                        7,581               --
                                                      --------          -------               --------              --------
  Total Liabilities...............................          27                4                  7,581                    81
                                                      --------          -------               --------              --------
  Net Assets (variable annuity contract
   liabilities) ..................................    $220,313          $16,804               $975,545              $771,486
                                                      ========          =======               ========              ========


                                                       FIRST AMERICAN
                                                    TECHNOLOGY PORTFOLIO
                                                        SUB-ACCOUNT
                                                    --------------------
ASSETS:
  Investments:
    Hartford Global Health HLS Fund -- Class IA
    Shares 51,890,836
    Cost $67,405,800
      Market Value................................        --
    Hartford Global Health HLS Fund -- Class IB
    Shares 5,043,195
    Cost $6,797,716
      Market Value................................        --
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 59,161,555
    Cost $56,289,812
      Market Value................................        --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 7,754,537
    Cost $6,613,148
      Market Value................................        --
    Evergreen VA Foundation Growth Fund
    Shares 1,946
    Cost $27,844
      Market Value................................        --
    Evergreen VA Omega Fund
    Shares 12,984
    Cost $229,301
      Market Value................................        --
    Evergreen VA Special Equity Fund
    Shares 1,584
    Cost $16,000
      Market Value................................        --
    International Portfolio
    Shares 120,587
    Cost $968,362
      Market Value................................        --
    Large Cap Growth Portfolio
    Shares 93,184
    Cost $881,566
      Market Value................................        --
    Technology Portfolio
    Shares 150,708
    Cost $1,300,182
      Market Value................................        $872,599
  Due from Hartford Life and Annuity Insurance
   Company .......................................           4,185
  Receivable from fund shares sold ...............        --
                                                          --------
  Total Assets ...................................         876,784
                                                          --------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company .......................................        --
  Payable for fund shares purchased...............           4,181
                                                          --------
  Total Liabilities...............................           4,181
                                                          --------
  Net Assets (variable annuity contract
   liabilities) ..................................        $872,603
                                                          ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Bond Fund .8%....................        736,784  $1.119183  $       824,596
  Bond Fund .95%...................          5,321   1.117162            5,945
  Bond Fund 1.25%..................    184,934,291   2.416104      446,820,480
  Bond Fund 1.4%...................      2,827,212   2.410093        6,813,845
  Bond Fund 1.5%...................     11,117,409   1.097630       12,202,801
  Bond Fund 1.65%..................        174,735   1.095576          191,436
  Bond Fund 1.45%..................      3,843,856   1.090698        4,192,487
  Bond Fund 1.45%..................      1,087,120   1.090698        1,185,720
  Bond Fund 1.6%...................        373,337   1.089351          406,695
  Bond Fund 1.6%...................         27,492   1.089351           29,948
  Stock Fund .8%...................     16,184,240   1.048346       16,966,684
  Stock Fund .95%..................      1,010,958   1.046429        1,057,896
  Stock Fund 1.25%.................    655,469,373   6.587240    4,317,734,076
  Stock Fund 1.4%..................     14,517,213   6.570867       95,390,676
  Stock Fund 1.5%..................     74,914,733   1.120279       83,925,402
  Stock Fund 1.65%.................      3,132,015   1.118180        3,502,156
  Stock Fund 1.45%.................     32,806,028   0.965236       31,665,559
  Stock Fund 1.45%.................      6,669,460   0.965236        6,437,603
  Stock Fund 1.6%..................      6,389,796   0.964062        6,160,160
  Stock Fund 1.6%..................      1,035,885   0.964062          998,657
  Money Market Fund .8%............        300,383   1.062762          319,235
  Money Market Fund .95%...........          4,369   1.060835            4,635
  Money Market Fund 1.25%..........    180,014,438   1.862550      335,285,891
  Money Market Fund 1.4%...........      2,939,538   1.857923        5,461,435
  Money Market Fund 1.5%...........    102,667,629   1.097984      112,727,414
  Money Market Fund 1.65%..........      1,750,967   1.095939        1,918,953
  Money Market Fund 1.45%..........     15,510,618   1.036775       16,081,021
  Money Market Fund 1.45%..........      2,114,039   1.036775        2,191,783
  Money Market Fund 1.6%...........      1,424,960   1.035502        1,475,549
  Money Market Fund 1.6%...........        392,043   1.035502          405,962
  Advisers Fund .8%................     16,319,099   1.067236       17,416,330
  Advisers Fund .95%...............        759,852   1.065301          809,471
  Advisers Fund 1.25%..............  1,358,394,651   4.708024    6,395,354,621
  Advisers Fund 1.4%...............     16,402,486   4.696316       77,031,256
  Advisers Fund 1.5%...............    117,491,697   1.102794      129,569,138
  Advisers Fund 1.65%..............      2,698,970   1.100730        2,970,837
  Advisers Fund 1.45%..............     33,702,869   1.007339       33,950,214
  Advisers Fund 1.45%..............      7,992,616   1.007339        8,051,274
  Advisers Fund 1.6%...............      5,808,116   1.006094        5,843,511
  Advisers Fund 1.6%...............      2,588,860   1.006094        2,604,636
  Capital Appreciation Fund .8%....     10,935,977   1.388674       15,186,507
  Capital Appreciation Fund .95%...        574,615   1.386155          796,505
  Capital Appreciation Fund
   1.25%...........................    573,418,830   8.387961    4,809,814,784
  Capital Appreciation Fund 1.4%...      7,125,247   8.367132       59,617,881
  Capital Appreciation Fund 1.5%...     56,467,154   1.488484       84,050,455
  Capital Appreciation Fund
   1.65%...........................      2,516,576   1.485710        3,738,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
  Capital Appreciation Fund
   1.45%...........................     36,229,247  $0.952312  $    34,501,546
  Capital Appreciation Fund
   1.45%...........................      7,571,485   0.952312        7,210,416
  Capital Appreciation Fund 1.6%...      8,752,961   0.951145        8,325,335
  Capital Appreciation Fund 1.6%...      1,370,458   0.951145        1,303,505
  Mortgage Securities Fund .8%.....         20,720   1.101761           22,828
  Mortgage Securities Fund 1.25%...     43,650,929   2.414213      105,382,643
  Mortgage Securities Fund 1.4%....        605,872   2.408219        1,459,073
  Mortgage Securities Fund 1.5%....      5,286,309   1.110776        5,871,906
  Mortgage Securities Fund 1.65%...         78,362   1.108703           86,880
  Mortgage Securities Fund 1.45%...        511,156   1.082101          553,122
  Mortgage Securities Fund 1.45%...         98,475   1.082101          106,559
  Mortgage Securities Fund 1.6%....         21,905   1.080770           23,674
  Mortgage Securities Fund 1.6%....          2,464   1.080770            2,663
  Index Fund .8%...................      1,594,206   1.027664        1,638,308
  Index Fund .95%..................         88,195   1.025805           90,471
  Index Fund 1.25%.................    194,773,597   5.011763      976,159,107
  Index Fund 1.4%..................      3,551,635   4.999284       17,755,634
  Index Fund 1.58%.................     35,294,968   1.105808       39,029,458
  Index Fund 1.65%.................        824,813   1.103756          910,393
  Index Fund 1.45%.................      8,498,454   0.941700        8,002,994
  Index Fund 1.45%.................      1,008,869   0.941700          950,052
  Index Fund 1.6%..................      1,198,403   0.940541        1,127,147
  Index Fund 1.6%..................        164,720   0.940541          154,925
  International Opportunities Fund
   .8%.............................      2,120,383   0.987109        2,093,050
  International Opportunities Fund
   .95%............................         53,126   0.985321           52,346
  International Opportunities Fund
   1.25%...........................    399,368,044   1.855796      741,145,619
  International Opportunities Fund
   1.4%............................      4,366,240   1.851185        8,082,718
  International Opportunities Fund
   1.5%............................      9,259,227   1.039946        9,629,096
  International Opportunities Fund
   1.65%...........................        671,323   1.038023          696,849
  International Opportunities Fund
   1.45%...........................      6,533,413   0.790523        5,164,814
  International Opportunities Fund
   1.45%...........................        953,475   0.790523          753,744
  International Opportunities Fund
   1.6%............................        994,725   0.789546          785,381
  International Opportunities Fund
   1.6%............................        360,776   0.789546          284,848
  Dividend and Growth Fund .8%.....      3,374,538   1.171538        3,953,399
  Dividend and Growth Fund .95%....         97,701   1.169403          114,251
  Dividend and Growth Fund 1.25%...    678,899,436   2.816032    1,911,802,538
  Dividend and Growth Fund 1.4%....      5,687,332   2.809008       15,975,762
  Dividend and Growth Fund 1.50%...     20,320,656   1.143356       23,233,744
  Dividend and Growth Fund 1.65%...        763,794   1.141217          871,655
  Dividend and Growth Fund 1.45%...      6,273,194   1.193030        7,484,109
  Dividend and Growth Fund 1.45%...      1,321,945   1.193030        1,577,120
  Dividend and Growth Fund 1.6%....      1,618,695   1.191565        1,928,780
  Dividend and Growth Fund 1.6%....        187,468   1.191565          223,381
  International Advisers Fund
   .8%.............................        860,778   1.039470          894,753
  International Advisers Fund
   .95%............................        130,775   1.037581          135,689
  International Advisers Fund
   1.25%...........................    152,813,759   1.655804      253,029,634
  International Advisers Fund
   1.4%............................      2,288,205   1.651681        3,779,385

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
  International Advisers Fund
   1.5%............................      4,929,601  $1.083950  $     5,343,441
  International Advisers Fund
   1.65%...........................        292,965   1.081938          316,970
  International Advisers Fund
   1.45%...........................      2,630,609   0.898079        2,362,495
  International Advisers Fund
   1.45%...........................        206,235   0.898079          185,215
  International Advisers Fund
   1.6%............................        651,823   0.896978          584,671
  International Advisers Fund
   1.6%............................         26,396   0.896978           23,676
  Small Company Fund .8%...........      1,903,598   1.176337        2,239,272
  Small Company Fund .95%..........         30,597   1.174196           35,927
  Small Company Fund 1.25%.........    269,722,837   1.931042      520,846,129
  Small Company Fund 1.4%..........      6,959,869   1.926246       13,406,419
  Small Company Fund 1.5%..........     16,289,565   1.363512       22,211,017
  Small Company Fund 1.65%.........        651,440   1.360977          886,594
  Small Company Fund 1.45%.........     14,344,123   0.716468       10,277,105
  Small Company Fund 1.45%.........      2,567,509   0.716468        1,839,538
  Small Company Fund 1.6%..........      2,037,220   0.715580        1,457,794
  Small Company Fund 1.6%..........        344,043   0.715580          246,190
  MidCap Fund .8%..................      5,089,675   1.608244        8,185,439
  MidCap Fund .95%.................        286,497   1.605332          459,923
  MidCap Fund 1.25%................    377,346,868   2.546060      960,747,766
  MidCap Fund 1.4%.................     11,573,880   2.539716       29,394,367
  MidCap Fund 1.5%.................     24,723,147   1.878769       46,449,083
  MidCap Fund 1.65%................      1,266,161   1.875287        2,374,415
  MidCap Fund 1.45%................     21,956,002   1.020164       22,398,723
  MidCap Fund 1.45%................      5,862,951   1.020164        5,981,172
  MidCap Fund 1.6%.................      5,157,931   1.018922        5,255,530
  MidCap Fund 1.6%.................      1,013,588   1.018922        1,032,768
  Global Leaders Fund .8%..........      5,436,024   1.192925        6,484,769
  Global Leaders Fund .95%.........        398,032   1.190772          473,965
  Global Leaders Fund 1.25%........    174,668,750   1.792022      313,010,241
  Global Leaders Fund 1.4%.........      7,681,593   1.787557       13,731,285
  Global Leaders Fund 1.5%.........     11,268,255   1.781908       20,078,994
  Global Leaders Fund 1.65%........        730,582   1.778597        1,299,411
  Global Leaders Fund 1.45%........     15,816,232   0.821971       13,000,484
  Global Leaders Fund 1.45%........      3,602,955   0.821971        2,961,525
  Global Leaders Fund 1.6%.........      2,338,219   0.820958        1,919,580
  Global Leaders Fund 1.6%.........        380,325   0.820958          312,232
  High Yield Fund .8%..............        186,086   1.022383          190,251
  High Yield Fund .95%.............         34,843   1.020522           35,558
  High Yield Fund 1.25%............     29,643,549   1.067758       31,652,136
  High Yield Fund 1.4%.............      2,132,075   1.065093        2,270,859
  High Yield Fund 1.5%.............      2,684,246   1.061776        2,850,068
  High Yield Fund 1.65%............        378,962   1.059784          401,618
  High Yield Fund 1.45%............      1,406,866   1.007696        1,417,693
  High Yield Fund 1.45%............        262,791   1.007696          264,813
  High Yield Fund 1.6%.............        150,760   1.006461          151,734
  High Yield Fund 1.6%.............          6,311   1.006461            6,353
  Growth and Income Fund .8%.......      5,087,801   1.084574        5,518,096

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
  Growth and Income Fund .95%......        411,826  $1.082597  $       445,842
  Growth and Income Fund 1.25%.....    156,472,654   1.324971      207,321,731
  Growth and Income Fund 1.4%......      8,837,940   1.321665       11,680,796
  Growth and Income Fund 1.5%......     14,794,180   1.216259       17,993,555
  Growth and Income Fund 1.65%.....        870,916   1.213986        1,057,280
  Growth and Income Fund 1.45%.....      9,004,394   0.963622        8,676,832
  Growth and Income Fund 1.45%.....      1,506,938   0.963622        1,452,118
  Growth and Income Fund 1.6%......      1,182,317   0.962439        1,137,908
  Growth and Income Fund 1.6%......        252,846   0.962439          243,349
  Mentor VIP Capital Growth Fund
   1.25%...........................      1,130,471   1.314418        1,485,912
  Mentor VIP Capital Growth Fund
   1.4%............................          8,587   1.311158           11,259
  Mentor VIP Capital Growth Fund
   1.45%...........................         75,244   1.319479           99,283
  Mentor VIP Perpetual
   International Fund 1.25%........      1,240,360   1.316303        1,632,689
  Mentor VIP Perpetual
   International Fund 1.4%.........          8,183   1.313034           10,745
  Mentor VIP Perpetual
   International Fund 1.45%........         76,502   0.819218           62,672
  Mentor VIP Perpetual
   International Fund 1.6%.........         38,222   0.818202           31,273
  Mentor VIP Growth Fund 1.25%.....        872,273   1.214916        1,059,738
  Mentor VIP Growth Fund 1.4%......         19,574   1.211899           23,722
  Mentor VIP Growth Fund 1.45%.....         33,105   0.881575           29,184
  Mercury V.I. U.S. Large Cap Fund
   1.25%...........................      1,388,708   0.917478        1,274,109
  Mercury V.I. U.S. Large Cap Fund
   1.4%............................        283,471   0.915877          259,625
  Merrill Lynch Global Growth Focus
   Fund 1.25%......................        963,316   1.048600        1,010,133
  Merrill Lynch Global Growth Focus
   Fund 1.4%.......................        324,986   1.046764          340,184
  Global Health Fund .8%...........        574,713   1.473900          847,070
  Global Health Fund .95%..........         12,487   1.472422           18,386
  Global Health Fund 1.25%.........     45,573,827   1.469499       66,970,694
  Global Health Fund 1.4%..........      2,126,679   1.468030        3,122,029
  Global Health Fund 1.5%..........      2,449,614   1.467046        3,593,696
  Global Health Fund 1.65%.........         72,044   1.465597          105,587
  Global Health Fund 1.45%.........      2,615,736   1.465803        3,834,153
  Global Health Fund 1.45%.........      1,409,282   1.465803        2,065,730
  Global Health Fund 1.6%..........        652,618   1.464335          955,651
  Global Health Fund 1.6%..........        281,276   1.464335          411,882
  Global Technology Fund .8%.......        529,325   0.622944          329,740
  Global Technology Fund .95%......          9,809   0.622322            6,105
  Global Technology Fund 1.25%.....     53,985,387   0.621071       33,528,757
  Global Technology Fund 1.4%......      2,602,776   0.620454        1,614,902
  Global Technology Fund 1.5%......      3,229,101   0.620040        2,002,172
  Global Technology Fund 1.65%.....        201,689   0.619421          124,931
  Global Technology Fund 1.45%.....      4,338,919   0.619512        2,688,013
  Global Technology Fund 1.45%.....      2,230,754   0.619512        1,381,979
  Global Technology Fund 1.6%......      1,002,535   0.618885          620,454
  Global Technology Fund 1.6%......        393,501   0.618885          243,531
  Evergreen VA Foundation Growth
   Fund 1.45%......................         29,667   0.957173           28,397
  Evergreen VA Omega Fund 1.45%....        239,136   0.684644          163,723
  Evergreen VA Omega Fund 1.6%.....         82,758   0.683799           56,590
  Evergreen VA Special Equity Fund
   1.45%...........................         21,561   0.779349           16,804

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
  First American International
   Portfolio 1.25%.................      1,016,236  $0.802276  $       815,301
  First American International
   Portfolio 1.4%..................        192,895   0.801477          154,601
  First American Large Cap Growth
   Portfolio 1.25%.................        916,310   0.803450          736,210
  First American Large Cap Growth
   Portfolio 1.4%..................         40,369   0.802656           32,402
  First American Technology
   Portfolio 1.25%.................      1,380,078   0.540161          745,465
  First American Technology
   Portfolio 1.4%..................        231,569   0.539619          124,959
                                                               ---------------
  SUB-TOTAL........................                             23,830,805,481
                                                               ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Bond Fund 1.25%..................        733,682   2.416104        1,772,652
  Stock Fund 1.25%.................      3,134,582   6.587240       20,648,245
  Stock Fund .8%...................         33,325   1.046429           34,936
  Money Market Fund .4%............      1,153,145   1.862550        2,147,790
  Advisers Fund 1.25%..............      4,756,805   4.708024       22,395,153
  Advisers Fund .8%................         35,037   1.067236           37,393
  Advisers Fund 1.45%..............         59,303   1.007339           59,738
  Capital Appreciation Fund
   1.25%...........................      1,676,891   8.387961       14,065,699
  Capital Appreciation Fund .8%....         28,092   1.388674           39,011
  Mortgage Securities Fund 1.25%...        253,679   2.414213          612,435
  Index Fund 1.25%.................        713,377   5.011763        3,575,275
  International Opportunities Fund
   1.25%...........................      1,268,243   1.855796        2,353,600
  Dividend and Growth Fund 1.25%...      1,942,694   2.816032        5,470,687
  Dividend and Growth Fund .8%.....         35,338   1.171538           41,399
  International Advisers Fund
   1.25%...........................        343,330   1.655804          568,488
  Small Company Fund 1.25%.........      1,268,992   1.931042        2,450,477
  MidCap Fund 1.25%................      1,101,121   2.546060        2,803,521
  Global Leaders Fund 1.25%........        540,677   1.792022          968,904
  Global Leaders Fund .8%..........         28,907   1.192925           34,484
  High Yield Fund 1.25%............        198,412   1.067758          211,857
  Growth and Income Fund 1.25%.....        565,271   1.324971          748,967
  Global Health Fund 1.25%.........        121,825   1.469499          179,021
  Global Technology Fund 1.25%.....        131,301   0.621071           81,547
  Mentor VIP Capital Growth Fund
   1.25%...........................          1,983   1.214916            2,409
  International Portfolio 1.25%....          7,034   0.802276            5,643
  Large Cap Growth Portfolio
   1.25%...........................          3,577   0.803450            2,874
  Technology Portfolio 1.25%.......          4,035   0.540161            2,179
                                                               ---------------
  SUB-TOTAL........................                                 81,314,384
                                                               ---------------
GRAND TOTAL........................                            $23,912,119,865
                                                               ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                       MONEY MARKET
                            BOND FUND    STOCK FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 2,022,355  $  31,430,620  $26,271,612
EXPENSES:
  Mortality and expense
   undertakings..........   (5,615,892)   (59,686,227)  (5,765,313)
                           -----------  -------------  -----------
    Net investment (loss)
     income..............   (3,593,537)   (28,255,607)  20,506,299
                           -----------  -------------  -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --         525,864,668      (13,084)
                           -----------  -------------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      128,428     (1,718,314)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   48,761,767   (898,819,834)     --
                           -----------  -------------  -----------
    Net gain (loss) on
     investments.........   48,890,195   (900,538,148)     --
                           -----------  -------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $45,296,658  $(402,929,087) $20,493,215
                           ===========  =============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                               CAPITAL          MORTGAGE                        INTERNATIONAL      DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -----------------  ---------------  --------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............  $  55,264,108    $  32,604,784      $   781,550    $   8,555,350     $  12,787,682      $ 30,751,380
EXPENSES:
  Mortality and expense
   undertakings..........    (86,215,645)     (60,716,464)      (1,417,932)     (14,145,599)      (11,078,370)      (23,323,815)
                           -------------    -------------      -----------    -------------     -------------      ------------
    Net investment (loss)
     income..............    (30,951,537)     (28,111,680)        (636,382)      (5,590,249)        1,709,312         7,427,565
                           -------------    -------------      -----------    -------------     -------------      ------------
CAPITAL GAINS INCOME
 (LOSS)..................    599,400,031      660,408,741         --             10,865,879       100,265,002       174,609,262
                           -------------    -------------      -----------    -------------     -------------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (354,380)      (1,784,633)        (408,797)        (457,665)        7,760,737         2,007,059
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (706,106,487)    (139,905,164)      10,499,940     (128,177,440)     (268,560,736)      (16,408,115)
                           -------------    -------------      -----------    -------------     -------------      ------------
    Net gain (loss) on
     investments.........   (706,460,867)    (141,689,797)      10,091,143     (128,635,105)     (260,799,999)      (14,401,056)
                           -------------    -------------      -----------    -------------     -------------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(138,012,373)   $ 490,607,264      $ 9,454,761    $(123,359,475)    $(158,825,685)     $167,635,771
                           =============    =============      ===========    =============     =============      ============

                           INTERNATIONAL
                           ADVISERS FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............  $ 15,624,725
EXPENSES:
  Mortality and expense
   undertakings..........    (3,490,695)
                           ------------
    Net investment (loss)
     income..............    12,134,030
                           ------------
CAPITAL GAINS INCOME
 (LOSS)..................    18,555,131
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (416,945)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (52,801,465)
                           ------------
    Net gain (loss) on
     investments.........   (53,218,410)
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(22,529,249)
                           ============

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                               SMALL         MIDCAP        GLOBAL
                           COMPANY FUND       FUND      LEADERS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............  $    --        $    --       $  1,812,142
EXPENSES:
  Mortality and expense
   undertakings..........     (7,640,449)  (10,010,224)   (3,727,753)
                           -------------  ------------  ------------
    Net investment (loss)
     income..............     (7,640,449)  (10,010,224)   (1,915,611)
                           -------------  ------------  ------------
CAPITAL GAINS INCOME.....     73,300,228    33,566,247     1,740,008
                           -------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (984,819)   (1,157,431)     (175,953)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (168,478,905)   98,418,503   (35,871,574)
                           -------------  ------------  ------------
    Net (loss) gain on
     investments.........   (169,463,724)   97,261,072   (36,047,527)
                           -------------  ------------  ------------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $(103,803,945) $120,817,095  $(36,223,130)
                           =============  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                      MENTOR VIP       MENTOR VIP                                      MERRILL LYNCH
                              HIGH       GROWTH AND     CAPITAL        PERPETUAL       MENTOR VIP   MERCURY V.I. U.S.  GLOBAL GROWTH
                           YIELD FUND   INCOME FUND   GROWTH FUND  INTERNATIONAL FUND  GROWTH FUND   LARGE CAP FUND     FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ------------  -----------  ------------------  -----------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............  $ 2,926,466  $    922,516   $    759        $--              $ --            $     482        $   5,065
EXPENSES:
  Mortality and expense
   undertakings..........     (394,112)   (2,707,375)   (19,475)         (25,310)        (13,093)         (10,327)         (10,125)
                           -----------  ------------   --------        ---------        --------        ---------        ---------
    Net investment (loss)
     income..............    2,532,354    (1,784,859)   (18,716)         (25,310)        (13,093)          (9,845)          (5,060)
                           -----------  ------------   --------        ---------        --------        ---------        ---------
CAPITAL GAINS INCOME.....      --          3,431,755     48,657          173,572          --               23,276           83,430
                           -----------  ------------   --------        ---------        --------        ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (4,149)      (31,418)    44,672          (31,042)          9,953             (658)          (1,161)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (2,471,801)  (18,778,174)   160,881         (407,219)        106,630         (220,306)        (295,297)
                           -----------  ------------   --------        ---------        --------        ---------        ---------
    Net (loss) gain on
     investments.........   (2,475,950)  (18,809,592)   205,553         (438,261)        116,583         (220,964)        (296,458)
                           -----------  ------------   --------        ---------        --------        ---------        ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $    56,404  $(17,162,696)  $235,494        $(289,999)       $103,490        $(207,533)       $(218,088)
                           ===========  ============   ========        =========        ========        =========        =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GLOBAL HEALTH  GLOBAL TECHNOLOGY
                               FUND             FUND
                           SUB-ACCOUNT*     SUB-ACCOUNT*
                           -------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $  167,597      $   --
EXPENSES:
  Mortality and expense
   undertakings..........     (275,815)         (239,650)
                            ----------      ------------
    Net investment
     loss................     (108,218)         (239,650)
                            ----------      ------------
CAPITAL GAINS INCOME.....    1,939,035          --
                            ----------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........       12,659          (131,124)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    7,900,333       (20,280,637)
                            ----------      ------------
    Net gain (loss) on
     investments.........    7,912,992       (20,411,761)
                            ----------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $9,743,809      $(20,651,411)
                            ==========      ============

  *  From inception, May 1, 2000 to December 31, 2000.
 **  From inception, March 6, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           EVERGREEN VA                                                                 FIRST AMERICAN
                            FOUNDATION    EVERGREEN VA      EVERGREEN VA          FIRST AMERICAN          LARGE CAP
                            GROWTH FUND    OMEGA FUND    SPECIAL EQUITY FUND  INTERNATIONAL PORTFOLIO  GROWTH PORTFOLIO
                           SUB-ACCOUNT**  SUB-ACCOUNT**     SUB-ACCOUNT**          SUB-ACCOUNT*          SUB-ACCOUNT*
                           -------------  -------------  -------------------  -----------------------  ----------------
INVESTMENT INCOME:
  Dividends..............     -$-            $    88         -- $                   --$                   $ --
EXPENSES:
  Mortality and expense
   undertakings..........       (11)            (210)             (4)                 (2,754)                (2,184)
                               ----          -------            ----                  ------              ---------
    Net investment
     loss................       (11)            (122)             (4)                 (2,754)                (2,184)
                               ----          -------            ----                  ------              ---------
CAPITAL GAINS INCOME.....     --              --             --                     --                      --
                               ----          -------            ----                  ------              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........     --                 (63)        --                           62                    (19)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       564           (8,961)            808                   7,184               (109,999)
                               ----          -------            ----                  ------              ---------
    Net gain (loss) on
     investments.........       564           (9,024)            808                   7,246               (110,018)
                               ----          -------            ----                  ------              ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $553          $(9,146)           $804                  $4,492              $(112,202)
                               ====          =======            ====                  ======              =========


                              FIRST AMERICAN
                           TECHNOLOGY PORTFOLIO
                               SUB-ACCOUNT*
                           --------------------
INVESTMENT INCOME:
  Dividends..............       $--
EXPENSES:
  Mortality and expense
   undertakings..........          (3,107)
                                ---------
    Net investment
     loss................          (3,107)
                                ---------
CAPITAL GAINS INCOME.....        --
                                ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........             (69)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (427,583)
                                ---------
    Net gain (loss) on
     investments.........        (427,652)
                                ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(430,759)
                                =========

  *  From inception, May 1, 2000 to December 31, 2000.
 **  From inception, March 6, 2000 to December 31, 2000.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                         MONEY MARKET
                            BOND FUND      STOCK FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $ (3,593,537) $  (28,255,607) $ 20,506,299
  Capital gains income
   (loss)................       --          525,864,668       (13,084)
  Net realized gain
   (loss) on security
   transactions..........       128,428      (1,718,314)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    48,761,767    (898,819,834)      --
                           ------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    45,296,658    (402,929,087)   20,493,215
                           ------------  --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    24,865,007     351,481,795   135,743,647
  Net transfers..........    (4,047,902)    230,172,125   (68,105,485)
  Surrenders for benefit
   payments and fees.....   (38,707,801)   (307,434,892) (157,340,023)
  Net annuity
   transactions..........       (65,687)      2,417,826    (1,217,664)
                           ------------  --------------  ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........   (17,956,383)    276,636,854   (90,919,525)
                           ------------  --------------  ------------
  Net increase (decrease)
   in net assets.........    27,340,275    (126,292,233)  (70,426,310)
NET ASSETS:
  Beginning of period....   447,106,330   4,710,814,283   548,445,978
                           ------------  --------------  ------------
  End of period..........  $474,446,605  $4,584,522,050  $478,019,668
                           ============  ==============  ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                                         MONEY MARKET
                            BOND FUND      STOCK FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $ 19,074,823  $  (17,883,154) $ 15,704,443
  Capital gains income...     2,910,226     297,745,384         8,648
  Net realized gain
   (loss) on security
   transactions..........        58,228         170,224       --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (36,187,007)    402,196,558       --
                           ------------  --------------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............   (14,143,730)    682,229,012    15,713,091
                           ------------  --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    40,898,140     423,849,947   121,514,425
  Net transfers..........    40,556,582     426,490,471   199,660,729
  Surrenders for benefit
   payments and fees.....   (31,895,263)   (201,860,525) (136,368,048)
  Net annuity
   transactions..........       434,093       7,775,030     2,186,026
                           ------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    49,993,552     656,254,923   186,993,132
                           ------------  --------------  ------------
  Net increase in net
   assets................    35,849,822   1,338,483,935   202,706,223
NET ASSETS:
  Beginning of period....   411,256,508   3,372,330,348   345,739,755
                           ------------  --------------  ------------
  End of period..........  $447,106,330  $4,710,814,283  $548,445,978
                           ============  ==============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                CAPITAL          MORTGAGE                        INTERNATIONAL       DIVIDEND AND
                           ADVISERS FUND   APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND    GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -----------------  ---------------  --------------  ------------------  ----------------
OPERATIONS:
  Net investment (loss)
   income................  $  (30,951,537)  $  (28,111,680)    $    (636,382)  $   (5,590,249)    $  1,709,312      $    7,427,565
  Capital gains income
   (loss)................     599,400,031      660,408,741          --             10,865,879      100,265,002         174,609,262
  Net realized gain
   (loss) on security
   transactions..........        (354,380)      (1,784,633)         (408,797)        (457,665)       7,760,737           2,007,059
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (706,106,487)    (139,905,164)       10,499,940     (128,177,440)    (268,560,736)        (16,408,115)
                           --------------   --------------     -------------   --------------     ------------      --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (138,012,373)     490,607,264         9,454,761     (123,359,475)    (158,825,685)        167,635,771
                           --------------   --------------     -------------   --------------     ------------      --------------
UNIT TRANSACTIONS:
  Purchases..............     318,281,885      338,555,687         4,897,823       80,969,176       56,588,662          62,714,933
  Net transfers..........      61,773,881      426,929,029       (11,004,244)      43,802,623       33,028,611        (123,746,791)
  Surrenders for benefit
   payments and fees.....    (564,711,303)    (318,352,198)      (11,805,787)     (69,744,017)     (60,886,773)       (119,079,487)
  Net annuity
   transactions..........       3,166,889        4,369,842            44,393          387,463          706,096             415,214
                           --------------   --------------     -------------   --------------     ------------      --------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (181,488,648)     451,502,360       (17,867,815)      55,415,245       29,436,596        (179,696,131)
                           --------------   --------------     -------------   --------------     ------------      --------------
  Net increase (decrease)
   in net assets.........    (319,501,021)     942,109,624        (8,413,054)     (67,944,230)    (129,389,089)        (12,060,360)
NET ASSETS:
  Beginning of period....   7,015,594,593    4,096,540,923       122,534,837    1,117,337,994      900,431,154       1,984,737,185
                           --------------   --------------     -------------   --------------     ------------      --------------
  End of period..........  $6,696,093,572   $5,038,650,547     $ 114,121,783   $1,049,393,764     $771,042,065      $1,972,676,825
                           ==============   ==============     =============   ==============     ============      ==============

                           INTERNATIONAL
                           ADVISERS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment (loss)
   income................  $ 12,134,030
  Capital gains income
   (loss)................    18,555,131
  Net realized gain
   (loss) on security
   transactions..........      (416,945)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (52,801,465)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (22,529,249)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    19,950,088
  Net transfers..........    11,927,907
  Surrenders for benefit
   payments and fees.....   (16,503,155)
  Net annuity
   transactions..........       129,235
                           ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    15,504,075
                           ------------
  Net increase (decrease)
   in net assets.........    (7,025,174)
NET ASSETS:
  Beginning of period....   274,249,591
                           ------------
  End of period..........  $267,224,417
                           ============

                                                CAPITAL          MORTGAGE                        INTERNATIONAL       DIVIDEND AND
                           ADVISERS FUND   APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND    GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -----------------  ---------------  --------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   67,216,961   $  (28,649,126)    $   5,335,857   $   (1,282,533)    $   (376,581)     $    7,637,646
  Capital gains income...     473,055,258      188,426,299          --             13,517,068        --                 73,317,212
  Net realized gain
   (loss) on security
   transactions..........          78,597         (457,576)          (16,786)          53,550        6,651,839            (442,117)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      22,727,549      892,664,508        (5,088,216)     153,057,340      245,333,665          (4,845,420)
                           --------------   --------------     -------------   --------------     ------------      --------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     563,078,365    1,051,984,105           230,855      165,345,425      251,608,923          75,667,321
                           --------------   --------------     -------------   --------------     ------------      --------------
UNIT TRANSACTIONS:
  Purchases..............     553,278,445      204,353,783        10,455,451      117,361,306       28,399,437         122,792,647
  Net transfers..........     726,127,643      142,107,778        13,740,703      116,603,220       (2,401,768)         54,502,249
  Surrenders for benefit
   payments and fees.....    (395,371,857)    (170,334,783)      (11,130,292)     (45,795,636)     (36,408,990)        (94,489,028)
  Net annuity
   transactions..........       8,508,756        1,937,989           283,866        1,387,602          782,800           1,856,944
                           --------------   --------------     -------------   --------------     ------------      --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     892,542,987      178,064,767        13,349,728      189,556,492       (9,628,521)         84,662,812
                           --------------   --------------     -------------   --------------     ------------      --------------
  Net increase in net
   assets................   1,455,621,352    1,230,048,872        13,580,583      354,901,917      241,980,402         160,330,133
NET ASSETS:
  Beginning of period....   5,559,973,241    2,866,492,051       108,954,254      762,436,077      658,450,752       1,824,407,052
                           --------------   --------------     -------------   --------------     ------------      --------------
  End of period..........  $7,015,594,593   $4,096,540,923     $ 122,534,837   $1,117,337,994     $900,431,154      $1,984,737,185
                           ==============   ==============     =============   ==============     ============      ==============

                           INTERNATIONAL
                           ADVISERS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $  2,020,890
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        39,305
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    44,681,650
                           ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    46,741,845
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    18,919,242
  Net transfers..........    17,826,840
  Surrenders for benefit
   payments and fees.....   (10,676,542)
  Net annuity
   transactions..........       281,999
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    26,351,539
                           ------------
  Net increase in net
   assets................    73,093,384
NET ASSETS:
  Beginning of period....   201,156,207
                           ------------
  End of period..........  $274,249,591
                           ============

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                               SMALL          MIDCAP         GLOBAL
                           COMPANY FUND        FUND       LEADERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $ (7,640,449)  $  (10,010,224) $ (1,915,611)
  Capital gains income...    73,300,228       33,566,247     1,740,008
  Net realized (loss)
   gain on security
   transactions..........      (984,819)      (1,157,431)     (175,953)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................  (168,478,905)      98,418,503   (35,871,574)
                           -------------  --------------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............  (103,803,945)     120,817,095   (36,223,130)
                           -------------  --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    88,084,216      162,563,275    94,548,181
  Net transfers..........   160,322,628      447,210,981   212,569,922
  Surrenders for benefit
   payments and fees.....   (33,082,702)     (40,955,525)  (15,565,821)
  Net annuity
   transactions..........       399,219        1,254,322       955,000
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   215,723,361      570,073,053   292,507,282
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets.........   111,919,416   $  690,890,148   256,284,152
NET ASSETS:
  Beginning of period....   463,977,046      394,192,559   117,991,722
                           -------------  --------------  ------------
  End of period..........  $575,896,462   $1,085,082,707  $374,275,874
                           =============  ==============  ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                               SMALL          MIDCAP         GLOBAL
                           COMPANY FUND        FUND       LEADERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $ (3,422,328)  $   (2,370,115) $   (290,159)
  Capital gains income...       617,854       16,614,969       539,412
  Net realized gain
   (loss) on security
   transactions..........       674,034              (76)       12,511
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   163,127,296       82,609,085    23,328,310
                           -------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations............   160,996,856       96,853,863    23,590,074
                           -------------  --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    31,132,986       54,146,905    21,579,201
  Net transfers..........    67,507,616      159,587,148    72,852,417
  Surrenders for benefit
   payments and fees.....   (12,711,095)      (8,059,665)   (1,320,605)
  Net annuity
   transactions..........     1,448,874          819,581        90,872
                           -------------  --------------  ------------
  Net increase in net
   assets resulting from
   unit transactions.....    87,378,381      206,493,969    93,201,885
                           -------------  --------------  ------------
  Net increase in net
   assets................   248,375,237      303,347,832   116,791,959
NET ASSETS:
  Beginning of period....   215,601,809       90,844,727     1,199,763
                           -------------  --------------  ------------
  End of period..........  $463,977,046   $  394,192,559  $117,991,722
                           =============  ==============  ============

***  From inception, May 11, 1999 to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                      MENTOR VIP       MENTOR VIP                                   MERRILL LYNCH
                              HIGH       GROWTH AND     CAPITAL        PERPETUAL       MENTOR VIP   MERCURY VI US   GLOBAL GROWTH
                           YIELD FUND   INCOME FUND   GROWTH FUND  INTERNATIONAL FUND  GROWTH FUND  LARGE CAP FUND   FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  ------------------  -----------  --------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $ 2,532,354  $ (1,784,859) $  (18,716)      $  (25,310)     $  (13,093)    $   (9,845)    $   (5,060)
  Capital gains income...      --          3,431,755      48,657          173,572          --             23,276         83,430
  Net realized (loss)
   gain on security
   transactions..........       (4,149)      (31,418)     44,672          (31,042)          9,953           (658)        (1,161)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (2,471,801)  (18,778,174)    160,881         (407,219)        106,630       (220,306)      (295,297)
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       56,404   (17,162,696)    235,494         (289,999)        103,490       (207,533)      (218,088)
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    7,267,400    56,915,607     108,778          104,553          33,503        960,078        850,038
  Net transfers..........    9,821,605    98,988,097    (121,478)           6,362          94,658        805,394        644,423
  Surrenders for benefit
   payments and fees.....   (2,290,904)  (12,722,949)   (207,105)        (166,173)         (7,594)       (38,310)       (21,459)
  Net annuity
   transactions..........      133,961       590,770      --             --                   (75)       --             --
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   14,932,062   143,771,525    (219,805)         (55,258)        120,492      1,727,162      1,473,002
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........   14,988,466   126,608,829      15,689         (345,257)        223,982      1,519,629      1,254,914
NET ASSETS:
  Beginning of period....   24,464,474   129,667,645   1,580,765        2,082,636         891,071         14,105         95,403
                           -----------  ------------  ----------       ----------      ----------     ----------     ----------
  End of period..........  $39,452,940  $256,276,474  $1,596,454       $1,737,379      $1,115,053     $1,533,734     $1,350,317
                           ===========  ============  ==========       ==========      ==========     ==========     ==========

                                                      MENTOR VIP       MENTOR VIP                                   MERRILL LYNCH
                              HIGH       GROWTH AND     CAPITAL        PERPETUAL       MENTOR VIP   MERCURY VI US   GLOBAL GROWTH
                           YIELD FUND   INCOME FUND   GROWTH FUND  INTERNATIONAL FUND  GROWTH FUND  LARGE CAP FUND    FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT***
                           -----------  ------------  -----------  ------------------  -----------  --------------  --------------
OPERATIONS:
  Net investment (loss)
   income................  $ 1,163,905  $   (336,867) $  (17,901)      $  (20,341)     $   (8,018)    $       19      $      531
  Capital gains income...        2,165       799,084       2,428            1,053          --                 21             563
  Net realized gain
   (loss) on security
   transactions..........       (9,962)       (7,190)      9,551            7,458          (7,232)       --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (859,225)   13,132,965      91,216          574,300         158,548            376           3,949
                           -----------  ------------  ----------       ----------      ----------     ----------      ----------
  Net increase in net
   assets resulting from
   operations............      296,883    13,587,992      85,294          562,470         143,298            416           5,043
                           -----------  ------------  ----------       ----------      ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............    7,629,629    32,753,873      46,506           94,565          19,924          2,499          82,967
  Net transfers..........   15,016,945    70,693,683     177,612          568,196         179,242         11,190           7,393
  Surrenders for benefit
   payments and fees.....     (979,313)   (2,805,059)   (199,015)        (155,582)        (44,998)       --                   (1)
  Net annuity
   transactions..........       76,676       192,208      --             --                 1,932        --              --
                           -----------  ------------  ----------       ----------      ----------     ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....   21,743,937   100,834,705      25,103          507,179         156,100         13,689          90,360
                           -----------  ------------  ----------       ----------      ----------     ----------      ----------
  Net increase in net
   assets................   22,040,820   114,422,697     110,397        1,069,649         299,398         14,105          95,403
NET ASSETS:
  Beginning of period....    2,423,654    15,244,948   1,470,368        1,012,987         591,672        --              --
                           -----------  ------------  ----------       ----------      ----------     ----------      ----------
  End of period..........  $24,464,474  $129,667,645  $1,580,765       $2,082,636      $  891,071     $   14,105      $   95,403
                           ===========  ============  ==========       ==========      ==========     ==========      ==========

***  From inception, May 11, 1999 to December 31, 1999.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                             EVERGREEN VA
                           GLOBAL HEALTH  GLOBAL TECHNOLOGY   FOUNDATION
                               FUND             FUND          GROWTH FUND
                           SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT**
                           -------------  -----------------  -------------
OPERATIONS:
  Net investment loss....   $  (108,218)    $   (239,650)       $   (11)
  Capital gains income...     1,939,035         --               --
  Net realized gain
   (loss) on security
   transactions..........        12,659         (131,124)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     7,900,333      (20,280,637)           564
                            -----------     ------------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     9,743,809      (20,651,411)           553
                            -----------     ------------        -------
UNIT TRANSACTIONS:
  Purchases..............    18,772,220       18,432,250         27,844
  Net transfers..........    54,461,031       45,887,315         --
  Surrenders for benefit
   payments and fees.....    (1,030,125)      (1,167,161)        --
  Net annuity
   transactions..........       156,964          121,138         --
                            -----------     ------------        -------
  Net increase in net
   assets resulting from
   unit transactions.....    72,360,090       63,273,542         27,844
                            -----------     ------------        -------
  Net increase in net
   assets................    82,103,899       42,622,131         28,397
NET ASSETS:
  Beginning of period....       --              --               --
                            -----------     ------------        -------
  End of period..........   $82,103,899     $ 42,622,131        $28,397
                            ===========     ============        =======

  *  From inception, May 1, 2000 to December 31, 2000.
 **  From inception, March 6, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                                                         FIRST AMERICAN
                           EVERGREEN VA      EVERGREEN VA          FIRST AMERICAN          LARGE CAP         FIRST AMERICAN
                            OMEGA FUND    SPECIAL EQUITY FUND  INTERNATIONAL PORTFOLIO  GROWTH PORTFOLIO  TECHNOLOGY PORTFOLIO
                           SUB-ACCOUNT**     SUB-ACCOUNT**          SUB-ACCOUNT*          SUB-ACCOUNT*        SUB-ACCOUNT*
                           -------------  -------------------  -----------------------  ----------------  --------------------
OPERATIONS:
  Net investment loss....    $   (122)          $    (4)              $ (2,754)             $ (2,184)          $   (3,107)
  Capital gains income...      --              --                    --                      --                 --
  Net realized gain
   (loss) on security
   transactions..........         (63)         --                           62                   (19)                 (69)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,961)              808                  7,184              (109,999)            (427,583)
                             --------           -------               --------              --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (9,146)              804                  4,492              (112,202)            (430,759)
                             --------           -------               --------              --------           ----------
UNIT TRANSACTIONS:
  Purchases..............     213,025            16,000                442,889               415,999              649,239
  Net transfers..........      16,354          --                      531,252               469,682              656,928
  Surrenders for benefit
   payments and fees.....          80          --                       (8,386)               (5,244)              (6,013)
  Net annuity
   transactions..........      --              --                        5,298                 3,251                3,208
                             --------           -------               --------              --------           ----------
  Net increase in net
   assets resulting from
   unit transactions.....     229,459            16,000                971,053               883,688            1,303,362
                             --------           -------               --------              --------           ----------
  Net increase in net
   assets................     220,313            16,804                975,545               771,486              872,603
NET ASSETS:
  Beginning of period....      --              --                    --                      --                 --
                             --------           -------               --------              --------           ----------
  End of period..........    $220,313           $16,804               $975,545              $771,486           $  872,603
                             ========           =======               ========              ========           ==========

  *  From inception, May 1, 2000 to December 31, 2000.
 **  From inception, March 6, 2000 to December 31, 2000.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-28 ____________________________________

                      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  BALANCE SHEETS
                                 (STATUTORY BASIS)
                                    (UNAUDITED)
                                      ($000)

                                                          AS OF SEPTEMBER 30,
                                                  ---------------------------------------
                                                          2001                 2000
                                                  ----------------          -------------

ASSETS

   Bonds                                         $  2,666,033                 $ 1,226,915
   Common Stocks                                       15,163                      38,701
   Mortgage Loans                                     196,655                      34,380
   Policy Loans                                       244,226                      75,857
   Cash and Short-Term Investments                    156,044                     213,303
   Other Invested Assets                               80,227                      18,835
-----------------------------------------------------------------------------------------
     TOTAL CASH AND INVESTED ASSETS                 3,358,348                   1,607,991
-----------------------------------------------------------------------------------------
   Federal Income Tax Recoverable                     260,730                          0
   Investment Income Due and Accrued                   51,473                     20,344
   Other Assets                                       168,043                     41,486
   Separate Account Assets                         37,909,236                 47,812,204
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                     $ 41,747,830                $49,482,025
-----------------------------------------------------------------------------------------

LIABILITIES
   Aggregate Reserve for Life Policies
    and Contracts                                 $ 4,213,997                $   600,688
   Aggregate Reserve for Accident and
    Health Policies                                    13,576                     14,575
   Liability for Deposit-Type Contracts                33,951                  1,583,921
   Asset Valuation Reserve                              5,715                      3,648
   Payable to Affiliates                               27,580                     22,829
   Accrued Expense Allowances and Other Amounts
     Due From Separate Accounts                    (1,424,301)                (1,392,483)
   Remittances and Items Not Allocated                155,389                    135,641
   Payable for Securities                              41,181                          0
   Other Liabilities                                  138,898                    164,633
   Separate Account Liabilities                    37,909,236                 47,812,204
-----------------------------------------------------------------------------------------
     TOTAL LIABILITIES                             41,115,222                 48,945,656
-----------------------------------------------------------------------------------------

CAPITAL AND SURPLUS
   Common Stock                                         2,500                      2,500
   Gross Paid-In and Contributed Surplus              986,883                    226,043
   Unassigned Funds                                  (356,775)                   307,826
-----------------------------------------------------------------------------------------
     Total Capital and Surplus                        632,608                    536,369
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Total Liabilities, Capital and Surplus       $41,747,830                $49,482,025
-----------------------------------------------------------------------------------------

                       HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                STATEMENTS OF OPERATIONS
                                    (STATUTORY BASIS)
                                       (UNAUDITED)
                                         ($000)

                                                    FOR THE PERIODS ENDED SEPTEMBER 30,
                                                  ---------------------------------------
                                                          2001                 2000
                                                  ----------------          -------------
REVENUES
   Premiums and Annuity Considerations               $11,166,627               $  564,487
   Net Investment Income                                 138,989                   82,766
   Commissions and Expense Allowances on
    Reinsurance Ceded                                     64,619                   96,524
   Reserve Adjustment on Reinsurance Ceded               555,366                1,022,716
   Fee Income                                            614,255                  618,388
   Other Revenues                                          5,019                3,217,658
-----------------------------------------------------------------------------------------
TOTAL REVENUES                                        12,544,875                5,602,539
-----------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
   Death and Annuity Benefits                            129,782                   42,004
   Disability and Other Benefits                           5,664                    4,228
   Surrenders and Other Fund Withdrawals               3,122,077                2,654,640
   Commissions                                         1,030,225                  363,369
   Increase in Aggregate Reserves for Life and
    Acident and Health Policies                        2,031,656                   23,431
   (Decrease) Increase in Liability for Premium
    and Other Deposit Funds                                    0                        0
   General Insurance Expenses                            227,131                   182,679
   Net Transfers to Separate Accounts                  2,241,880                 2,597,386
   Other Expenses                                      4,686,509                  (361,512)
-----------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           13,474,924                 5,506,225
-----------------------------------------------------------------------------------------

NET GAIN FROM OPERATIONS BEFORE FEDERAL
 INCOME TAX EXPENSE (BENEFIT)                           (930,049)                  96,314
   Federal Income Tax (Benefit) Expense                 (203,637)                  71,591
-----------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                (726,412)                  24,723
-----------------------------------------------------------------------------------------

   Net Realized Capital Gains (Loses), after tax             179                     (514)
-----------------------------------------------------------------------------------------
NET (LOSS) INCOME                                    $  (726,233)              $   24,209
-----------------------------------------------------------------------------------------

                      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 (STATUTORY BASIS)
                                    (UNAUDITED)
                                      ($000)

                                                    FOR THE PERIODS ENDED SEPTEMBER 30,
                                                  ---------------------------------------
                                                          2001                 2000
                                                  ----------------          -------------
COMMON STOCK,
-----------------------------------------------------------------------------------------
   Beginning and End of Year                             $   2,500               $  2,500
-----------------------------------------------------------------------------------------

GROSS PAID-IN AND CONTRIBUTED SURPLUS,
-----------------------------------------------------------------------------------------
   Beginning and End of Year                               986,883                226,043
-----------------------------------------------------------------------------------------

UNASSIGNED FUNDS
   Balance, Beginning of Year                             310,720               294,332
   Net Income                                            (726,233)               24,209
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (25,447)               (3,702)
   Change in Net Deferred Income Tax                      225,013                   -
   Change in Asset Valuation Reserve                       (2,972)                1,288
   Change in Non-Admitted Assets                         (144,269)               (3,125)
   Reinsurance Credit on Inforce Business                    -                   (5,176)
   Cumulative effect of Changes in Accounting
    Principles                                              6,413                  -
-----------------------------------------------------------------------------------------
   Balance, End of Year                                  (356,775)              307,826
-----------------------------------------------------------------------------------------

CAPITAL AND SURPLUS,
-----------------------------------------------------------------------------------------
   End of Year                                          $ 632,608             $ 536,369
-----------------------------------------------------------------------------------------

                      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             STATEMENTS OF CASH FLOWS
                                (STATUTORY BASIS)
                                   (UNAUDITED)
                                     ($000)

                                                    FOR THE PERIODS ENDED SEPTEMBER 30,
                                                  ---------------------------------------
                                                          2001                 2000
                                                  ----------------          -------------

OPERATING ACTIVITIES
   Premiums and Annuity Considerations                $11,173,972            $3,776,739
   Net Investment Income                                  112,226                83,130
   Fee Income                                             614,255               618,388
   Commissions and Expense Allowances on
    Reinsurance Ceded                                     619,986             1,113,180
   Other Income                                             1,590                   959
                                                  ----------------          -------------
    TOTAL INCOME                                       12,522,029             5,592,396
                                                  ----------------          -------------

   Benefits Paid                                        3,244,914             2,697,533
   Federal Income Tax Payments (Recoveries)               (83,219)               (3,299)
   Net Transfers to Separate Accounts                   6,854,187             2,597,386
   Other Expenses                                       1,267,109               585,737
                                                  ----------------          -------------
    TOTAL BENEFITS AND EXPENSES                        11,282,991             5,877,357
                                                  ----------------          -------------
-----------------------------------------------------------------------------------------
   NET CASH PROVIDED BY (USED FOR) OPERATING
    ACTIVITIES                                          1,239,038              (284,961)
-----------------------------------------------------------------------------------------


INVESTING ACTIVITIES

   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                1,019,996               508,750
   Common Stocks                                           14,489                   614
   Mortgage Loans                                          41,214                33,312
   Other                                                  (35,267)                  -
                                                  ----------------          -------------
    INVESTMENT PROCEEDS                                 1,040,432               542,676
                                                  ----------------          -------------
   COST OF INVESTMENTS ACQUIRED
   Bonds                                                2,506,134               274,569
   Common Stocks                                           14,246                   468
   Mortgage Loans                                         203,400                 3,681
   Real Estate                                             24,871                   -
   Other                                                  184,818                32,356
                                                  ----------------          -------------
    TOTAL INVESTMENTS ACQUIRED                          2,933,469               311,074
                                                  ----------------          -------------
-----------------------------------------------------------------------------------------
   NET CASH (USED FOR) PROVIDED BY INVESTING
    ACTIVITIES                                        $(1,893,037)             $231,602
-----------------------------------------------------------------------------------------

FINANCING AND MISCELLANEOUS ACTIVITIES

Net other cash provided (used)                            744,516                  (918)
                                                  ----------------          -------------
-----------------------------------------------------------------------------------------
   NET CASH PROVIDED BY (USED FOR) FINANCING
    AND MISCELLANEOUS ACTIVITIES                          744,516                  (918)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND
 SHORT-TERM INVESTMENTS                                    90,517               (54,277)
CASH AND SHORT-TERM INVESTMENTS,   BEGINNING OF YEAR       65,527               267,579
-----------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS,   END OF YEAR        $   156,044            $  213,302
-----------------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.